UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08629
Hartford Series Fund, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
December 31, 2024
Hartford Balanced HLS Fund
Class IA/HADAX
This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$67	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Most fixed income sectors generated positive total returns during the trailing twelve-months ended December 31, 2024, as coupon income and spread tightening helped offset the impact of rising United States Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 60% S&P 500 Index/ 35% Bloomberg US Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index (the "Blended Benchmark"), for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Equity security selection within the Financials, Energy, and Healthcare sectors contributed positively to relative performance.
  Within the equity portion of the Fund, the Fund’s overweight to the Financials sector and underweight allocation to the Materials sector also contributed to relative performance.
  Top equity contributors over the period were overweight positions in Targa Resources (Energy), Broadcom (Information Technology) and Corning (Information Technology).
  In the fixed income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary contributor to relative performance, particularly within the Industrials, Utilities, and Financials sectors. An overweight to Financial Institutions also contributed to relative returns. Within Non-Corporate Credit, security selection within Taxable Municipal Bonds contributed to relative performance over the period.
  Overweight allocation to and security selection within Asset-Backed Securities (ABS) had a positive impact on relative performance. Duration and yield curve positioning had a positive impact on relative performance over the period.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Industrials sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor in the equity portion of the Fund during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
  The largest equity detractors over the period were not owning S&P 500 Index constituents NVIDIA (Information Technology) and Meta Platforms (Communication Services), as well as an overweight position in Elevance Health (Healthcare).
  In the fixed income portion of the Fund, an underweight to the Industrials sector detracted from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IA
$10,000 starting value
$21,085 ending value

Blended Benchmark
$10,000 starting value
$22,832 ending value

S&P 500 Index
$10,000 starting value
$34,254 ending value

Bloomberg US Government/Credit Bond Index
$10,000 starting value
$11,600 ending value

ICE BofA US 3-Month Treasury Bill Index
$10,000 starting value
$11,914 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	11.21%	8.09%	7.75%
Blended Benchmark	15.25%	8.88%	8.61%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Government/Credit Bond Index	1.18%	(0.21)%	1.50%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager, Hartford Funds Management Company, LLC ("HFMC"), believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by HFMC. The S&P 500 Index, one of the indices included in the Fund’s blended benchmark, serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,648,620,113
Total number of portfolio holdings (excluding derivatives, if any)	494
Total investment management fees paid	$10,193,370
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.6%
U.S. Government Securities	20.9%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.5%
U.S. Government Agencies^	0.5%
Foreign Government Obligations	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHADAX_1224

Annual Shareholder Report
December 31, 2024
Hartford Balanced HLS Fund
Class IB/HAIBX
This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$93	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Most fixed income sectors generated positive total returns during the trailing twelve-months ended December 31, 2024, as coupon income and spread tightening helped offset the impact of rising United States Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 60% S&P 500 Index/ 35% Bloomberg US Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index (the "Blended Benchmark"), for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Equity security selection within the Financials, Energy, and Healthcare sectors contributed positively to relative performance.
  Within the equity portion of the Fund, the Fund’s overweight to the Financials sector and underweight allocation to the Materials sector also contributed to relative performance.
  Top equity contributors over the period were overweight positions in Targa Resources (Energy), Broadcom (Information Technology) and Corning (Information Technology).
  In the fixed income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary contributor to relative performance, particularly within the Industrials, Utilities, and Financials sectors. An overweight to Financial Institutions also contributed to relative returns. Within Non-Corporate Credit, security selection within Taxable Municipal Bonds contributed to relative performance over the period.
  Overweight allocation to and security selection within Asset-Backed Securities (ABS) had a positive impact on relative performance. Duration and yield curve positioning had a positive impact on relative performance over the period.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Industrials sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor in the equity portion of the Fund during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
  The largest equity detractors over the period were not owning S&P 500 Index constituents NVIDIA (Information Technology) and Meta Platforms (Communication Services), as well as an overweight position in Elevance Health (Healthcare).
  In the fixed income portion of the Fund, an underweight to the Industrials sector detracted from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Class IB
$10,000 starting value
$20,568 ending value
Blended Benchmark
$10,000 starting value
$22,832 ending value
S&P 500 Index
$10,000 starting value
$34,254 ending value
Bloomberg US Government/Credit Bond Index
$10,000 starting value
$11,600 ending value
ICE BofA US 3-Month Treasury Bill Index
$10,000 starting value
$11,914 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	10.94%	7.83%	7.48%
Blended Benchmark	15.25%	8.88%	8.61%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Government/Credit Bond Index	1.18%	(0.21)%	1.50%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
The Blended Benchmark serves as the Fund’s performance index because the Fund’s investment manager, Hartford Funds Management Company, LLC ("HFMC"), believes it is more representative of the Fund’s investment strategy. The Blended Benchmark is calculated by HFMC. The S&P 500 Index, one of the indices included in the Fund’s blended benchmark, serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,648,620,113
Total number of portfolio holdings (excluding derivatives, if any)	494
Total investment management fees paid	$10,193,370
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.6%
U.S. Government Securities	20.9%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.5%
U.S. Government Agencies^	0.5%
Foreign Government Obligations	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAIBX_1224

Annual Shareholder Report
December 31, 2024
Hartford Capital Appreciation HLS Fund
Class IA/HIACX
This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$74	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2024. Financial markets adjusted to expectations of fewer interest rate cuts by the U.S. Federal Reserve (Fed) amid persistent inflation, sustained economic growth and a resilient labor market supporting consumer spending. Despite strong first-quarter results, the labor market cooled with reduced hiring and fewer job openings. Concerns about slowing economic activity and a cooling labor market led the (Fed) to implement a 50 basis point interest rate cut in September. Stocks rallied in November following Donald Trump’s presidential election victory, which shifted political power to the Republican Party and paved the way for major policy initiatives, including tax and spending cuts, deregulation, and nationalist trade policies. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s underweight allocations to the Healthcare and Consumer Discretionary sectors and overweight allocation to the Communication Services sector contributed to relative results.
  Security selection within the Information Technology and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were an overweight position in Apple (Information Technology), not holding Intel (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by selection within the Consumer Staples, Consumer Discretionary, and Financials sectors.
  An underweight allocation to the Information Technology sector and overweight exposures to the Materials and Real Estate sectors detracted from relative performance.
  From a factor style perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in American Tower (Real Estate) and Nike (Consumer Discretionary), as well as an underweight position in NVIDIA (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Class IA
$10,000 starting value
$27,407 ending value
Russell 3000 Index
$10,000 starting value
$32,604 ending value
S&P 500 Index
$10,000 starting value
$34,254 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	21.19%	11.50%	10.61%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,759,915,745
Total number of portfolio holdings (excluding derivatives, if any)	157
Total investment management fees paid	$24,128,372
Portfolio turnover rate	72%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.4%
Financials	12.4%
Consumer Discretionary	11.3%
Communication Services	10.7%
Health Care	9.7%
Industrials	8.0%
Consumer Staples	5.8%
Materials	3.4%
Energy	3.3%
Real Estate	2.3%
Utilities	1.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIACX_1224

Annual Shareholder Report
December 31, 2024
Hartford Capital Appreciation HLS Fund
Class IB/HIBCX
This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$102	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2024. Financial markets adjusted to expectations of fewer interest rate cuts by the U.S. Federal Reserve (Fed) amid persistent inflation, sustained economic growth and a resilient labor market supporting consumer spending. Despite strong first-quarter results, the labor market cooled with reduced hiring and fewer job openings. Concerns about slowing economic activity and a cooling labor market led the (Fed) to implement a 50 basis point interest rate cut in September. Stocks rallied in November following Donald Trump’s presidential election victory, which shifted political power to the Republican Party and paved the way for major policy initiatives, including tax and spending cuts, deregulation, and nationalist trade policies. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s underweight allocations to the Healthcare and Consumer Discretionary sectors and overweight allocation to the Communication Services sector contributed to relative results.
  Security selection within the Information Technology and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were an overweight position in Apple (Information Technology), not holding Intel (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by selection within the Consumer Staples, Consumer Discretionary, and Financials sectors.
  An underweight allocation to the Information Technology sector and overweight exposures to the Materials and Real Estate sectors detracted from relative performance.
  From a factor style perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in American Tower (Real Estate) and Nike (Consumer Discretionary), as well as an underweight position in NVIDIA (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IB
$10,000 starting value
$26,734 ending value

Russell 3000 Index
$10,000 starting value
$32,604 ending value

S&P 500 Index
$10,000 starting value
$34,254 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	20.90%	11.22%	10.33%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,759,915,745
Total number of portfolio holdings (excluding derivatives, if any)	157
Total investment management fees paid	$24,128,372
Portfolio turnover rate	72%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.4%
Financials	12.4%
Consumer Discretionary	11.3%
Communication Services	10.7%
Health Care	9.7%
Industrials	8.0%
Consumer Staples	5.8%
Materials	3.4%
Energy	3.3%
Real Estate	2.3%
Utilities	1.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIBCX_1224

Annual Shareholder Report
December 31, 2024
Hartford Capital Appreciation HLS Fund
Class IC/HCPCX
This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$129	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2024. Financial markets adjusted to expectations of fewer interest rate cuts by the U.S. Federal Reserve (Fed) amid persistent inflation, sustained economic growth and a resilient labor market supporting consumer spending. Despite strong first-quarter results, the labor market cooled with reduced hiring and fewer job openings. Concerns about slowing economic activity and a cooling labor market led the (Fed) to implement a 50 basis point interest rate cut in September. Stocks rallied in November following Donald Trump’s presidential election victory, which shifted political power to the Republican Party and paved the way for major policy initiatives, including tax and spending cuts, deregulation, and nationalist trade policies. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s underweight allocations to the Healthcare and Consumer Discretionary sectors and overweight allocation to the Communication Services sector contributed to relative results.
  Security selection within the Information Technology and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were an overweight position in Apple (Information Technology), not holding Intel (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by selection within the Consumer Staples, Consumer Discretionary, and Financials sectors.
  An underweight allocation to the Information Technology sector and overweight exposures to the Materials and Real Estate sectors detracted from relative performance.
  From a factor style perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in American Tower (Real Estate) and Nike (Consumer Discretionary), as well as an underweight position in NVIDIA (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IC
$10,000 starting value
$26,070 ending value

Russell 3000 Index
$10,000 starting value
$32,604 ending value

S&P 500 Index
$10,000 starting value
$34,254 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IC	20.60%	10.95%	10.06%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,759,915,745
Total number of portfolio holdings (excluding derivatives, if any)	157
Total investment management fees paid	$24,128,372
Portfolio turnover rate	72%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.4%
Financials	12.4%
Consumer Discretionary	11.3%
Communication Services	10.7%
Health Care	9.7%
Industrials	8.0%
Consumer Staples	5.8%
Materials	3.4%
Energy	3.3%
Real Estate	2.3%
Utilities	1.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCPCX_1224

Annual Shareholder Report
December 31, 2024
Hartford Disciplined Equity HLS Fund
Class IA/HIAGX
This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$66	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Information Technology, Healthcare, and Communication Services sectors.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology) and GE Vernova (Industrials) and not owning benchmark constituent Intel (Information Technology).
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors were additive to relative results.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweights to the Information Technology and Financials sectors.
  Weak security selection within the Consumer Staples, Consumer Discretionary, and Energy sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples) and CDW (Information Technology), and an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	25.37%	12.79%	12.70%
S&P 500 Index	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$2,982,324,711
Total number of portfolio holdings (excluding derivatives, if any)	72
Total investment management fees paid	$16,647,833
Portfolio turnover rate	27%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Consumer Discretionary	12.0%
Financials	12.0%
Health Care	12.0%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.5%
Utilities	3.2%
Energy	2.9%
Materials	1.7%
Real Estate	1.7%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIAGX_1224

Annual Shareholder Report
December 31, 2024
Hartford Disciplined Equity HLS Fund
Class IB/HBGIX
This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$95	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Information Technology, Healthcare, and Communication Services sectors.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology) and GE Vernova (Industrials) and not owning benchmark constituent Intel (Information Technology).
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors were additive to relative results.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweights to the Information Technology and Financials sectors.
  Weak security selection within the Consumer Staples, Consumer Discretionary, and Energy sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples) and CDW (Information Technology), and an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	25.10%	12.51%	12.42%
S&P 500 Index	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$2,982,324,711
Total number of portfolio holdings (excluding derivatives, if any)	72
Total investment management fees paid	$16,647,833
Portfolio turnover rate	27%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Consumer Discretionary	12.0%
Financials	12.0%
Health Care	12.0%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.5%
Utilities	3.2%
Energy	2.9%
Materials	1.7%
Real Estate	1.7%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBGIX_1224

Annual Shareholder Report
December 31, 2024
Hartford Disciplined Equity HLS Fund
Class IC/HLSCX
This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$122	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Information Technology, Healthcare, and Communication Services sectors.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology) and GE Vernova (Industrials) and not owning benchmark constituent Intel (Information Technology).
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors were additive to relative results.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweights to the Information Technology and Financials sectors.
  Weak security selection within the Consumer Staples, Consumer Discretionary, and Energy sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples) and CDW (Information Technology), and an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IC	24.76%	12.23%	12.14%
S&P 500 Index	25.02%	14.53%	13.10%
Class IC shares commenced operations on September 18, 2020. Class IC shares performance prior to that date reflects the Fund's Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$2,982,324,711
Total number of portfolio holdings (excluding derivatives, if any)	72
Total investment management fees paid	$16,647,833
Portfolio turnover rate	27%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Consumer Discretionary	12.0%
Financials	12.0%
Health Care	12.0%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.5%
Utilities	3.2%
Energy	2.9%
Materials	1.7%
Real Estate	1.7%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLSCX_1224

Annual Shareholder Report
December 31, 2024
Hartford Dividend and Growth HLS Fund
Class IA/HIADX
This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$70	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Utilities, and Industrials sectors contributed positively to relative performance.
  The Fund’s overweight allocation to the Financials sector contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Wells Fargo (Financials), Micron Technology (Information Technology) and Constellation Energy (Utilities).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance during the period, driven by weak selection within the Information Technology, Materials, and Communication Services sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an underweight allocation to Broadcom (Information Technology), and an overweight allocation to Celanese (Materials)
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor from relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IA
$10,000 starting value
$27,271 ending value

S&P 500 Index
$10,000 starting value
$34,254 ending value

Russell 1000 Value Index
$10,000 starting value
$22,580 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	12.67%	10.75%	10.55%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,288,765,231
Total number of portfolio holdings (excluding derivatives, if any)	75
Total investment management fees paid	$21,909,493
Portfolio turnover rate	31%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.1%
Financials	18.0%
Health Care	14.0%
Industrials	11.1%
Communication Services	7.0%
Consumer Staples	6.7%
Energy	6.1%
Utilities	5.8%
Consumer Discretionary	5.1%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIADX_1224

Annual Shareholder Report
December 31, 2024
Hartford Dividend and Growth HLS Fund
Class IB/HDGBX
This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$97	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Utilities, and Industrials sectors contributed positively to relative performance.
  The Fund’s overweight allocation to the Financials sector contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Wells Fargo (Financials), Micron Technology (Information Technology) and Constellation Energy (Utilities).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance during the period, driven by weak selection within the Information Technology, Materials, and Communication Services sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an underweight allocation to Broadcom (Information Technology), and an overweight allocation to Celanese (Materials)
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor from relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IB
$10,000 starting value
$26,607 ending value

S&P 500 Index
$10,000 starting value
$34,254 ending value

Russell 1000 Value Index
$10,000 starting value
$22,580 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	12.42%	10.48%	10.28%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%
The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,288,765,231
Total number of portfolio holdings (excluding derivatives, if any)	75
Total investment management fees paid	$21,909,493
Portfolio turnover rate	31%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.1%
Financials	18.0%
Health Care	14.0%
Industrials	11.1%
Communication Services	7.0%
Consumer Staples	6.7%
Energy	6.1%
Utilities	5.8%
Consumer Discretionary	5.1%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGBX_1224

Annual Shareholder Report
December 31, 2024
Hartford Healthcare HLS Fund
Class IA/HIAHX
This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$93	0.93%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the large-cap Biopharma and small-cap Biopharma subsectors contributed positively to relative performance.
  Top individual contributors over the period were not owning benchmark constituent CVS Health (Healthcare Services), an overweight to Boston Scientific (Medical Technology) and the Fund’s out-of-benchmark position in Argenx (large-cap Biopharma).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare Services and mid-cap Biopharma subsectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a modest detractor to relative performance during the period, largely due to the Fund’s underweight allocation to the Medical Technology sector.
  The largest individual detractors over the period were an overweight position in Acadia Healthcare (Healthcare Services), the Fund’s out-of-benchmark position in agilon health (Healthcare Services), and an overweight in Dexcom (Medical Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IA
$10,000 starting value
$20,768 ending value

S&P 500 Index
$10,000 starting value
$34,254 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$24,076 ending value

Average Annual Total Returns For the Period Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	0.39%	4.67%	7.58%
S&P Composite 1500 Health Care Index	2.81%	7.70%	9.18%
S&P 500 Index	25.02%	14.53%	13.10%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$117,615,958
Total number of portfolio holdings (excluding derivatives, if any)	99
Total investment management fees paid	$1,168,859
Portfolio turnover rate	42%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	27.0%
Health Care Providers & Services	23.8%
Biotechnology	22.0%
Health Care Equipment & Services & Supplies	16.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIAHX_1224

Annual Shareholder Report
December 31, 2024
Hartford Healthcare HLS Fund
Class IB/HBGHX
This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$118	1.18%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the large-cap Biopharma and small-cap Biopharma subsectors contributed positively to relative performance.
  Top individual contributors over the period were not owning benchmark constituent CVS Health (Healthcare Services), an overweight to Boston Scientific (Medical Technology) and the Fund’s out-of-benchmark position in Argenx (large-cap Biopharma).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare Services and mid-cap Biopharma subsectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a modest detractor to relative performance during the period, largely due to the Fund’s underweight allocation to the Medical Technology sector.
  The largest individual detractors over the period were an overweight position in Acadia Healthcare (Healthcare Services), the Fund’s out-of-benchmark position in agilon health (Healthcare Services), and an overweight in Dexcom (Medical Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IB
$10,000 starting value
$20,265 ending value

S&P 500 Index
$10,000 starting value
$34,254 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$24,076 ending value

Average Annual Total Returns For the Period Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	0.19%	4.41%	7.32%
S&P Composite 1500 Health Care Index	2.81%	7.70%	9.18%
S&P 500 Index	25.02%	14.53%	13.10%
The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$117,615,958
Total number of portfolio holdings (excluding derivatives, if any)	99
Total investment management fees paid	$1,168,859
Portfolio turnover rate	42%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	27.0%
Health Care Providers & Services	23.8%
Biotechnology	22.0%
Health Care Equipment & Services & Supplies	16.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBGHX_1224

Annual Shareholder Report
December 31, 2024
Hartford International Opportunities HLS Fund
Class IA/HIAOX
This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$79	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the twelve-month period ending December 31, 2024, with the MSCI ACWI ex USA Index (Net) reaching new highs, driven by strong earnings from select mega-cap tech companies. Declining inflation in the United States (U.S.), European Union, and United Kingdom allowed central banks to begin easing policy rates. Japan faced political and economic uncertainty, while China’s rebound was limited by its property sector. In November, Donald Trump won the presidential election, and the anticipated changes from the new U.S. administration reverberated globally, impacting foreign policy, trade dynamics, inflation, and economic growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Consumer Discretionary, Communication Services, and Materials sectors.
  Top individual contributors over the period were overweight positions in Spotify Technology (Communication Services), Taiwan Semiconductor Manufacturing (Information Technology), and Tencent Holdings (Communication Services).
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative performance, mainly driven by the Fund’s underweight allocation to the Materials and Consumer Staples sectors, along with an overweight allocation to the Information Technology sector.
Top Detractors to Performance
  Security selection within the Financials, Utilities, and Information Technology sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in RWE (Utilities), Infineon Technologies (Information Technology), and Localiza Rent A Car (Industrials).
  An underweight allocation to the Financials sector and an overweight allocation to the Energy sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	8.40%	5.18%	5.50%
MSCI ACWI ex USA Index (Net)	5.53%	4.10%	4.80%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$825,917,475
Total number of portfolio holdings (excluding derivatives, if any)	87
Total investment management fees paid	$6,240,585
Portfolio turnover rate	43%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.7%
Germany	12.9%
United Kingdom	11.5%
Canada	9.2%
United States	7.8%
France	7.3%
China	6.1%
Taiwan	4.3%
Netherlands	4.0%
India	3.5%
Other**	16.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIAOX_1224

Annual Shareholder Report
December 31, 2024
Hartford International Opportunities HLS Fund
Class IB/HBIOX
This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$105	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the twelve-month period ending December 31, 2024, with the MSCI ACWI ex USA Index (Net) reaching new highs, driven by strong earnings from select mega-cap tech companies. Declining inflation in the United States (U.S.), European Union, and United Kingdom allowed central banks to begin easing policy rates. Japan faced political and economic uncertainty, while China’s rebound was limited by its property sector. In November, Donald Trump won the presidential election, and the anticipated changes from the new U.S. administration reverberated globally, impacting foreign policy, trade dynamics, inflation, and economic growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Consumer Discretionary, Communication Services, and Materials sectors.
  Top individual contributors over the period were overweight positions in Spotify Technology (Communication Services), Taiwan Semiconductor Manufacturing (Information Technology), and Tencent Holdings (Communication Services).
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative performance, mainly driven by the Fund’s underweight allocation to the Materials and Consumer Staples sectors, along with an overweight allocation to the Information Technology sector.
Top Detractors to Performance
  Security selection within the Financials, Utilities, and Information Technology sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in RWE (Utilities), Infineon Technologies (Information Technology), and Localiza Rent A Car (Industrials).
  An underweight allocation to the Financials sector and an overweight allocation to the Energy sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	8.08%	4.91%	5.24%
MSCI ACWI ex USA Index (Net)	5.53%	4.10%	4.80%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$825,917,475
Total number of portfolio holdings (excluding derivatives, if any)	87
Total investment management fees paid	$6,240,585
Portfolio turnover rate	43%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.7%
Germany	12.9%
United Kingdom	11.5%
Canada	9.2%
United States	7.8%
France	7.3%
China	6.1%
Taiwan	4.3%
Netherlands	4.0%
India	3.5%
Other**	16.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBIOX_1224

Annual Shareholder Report
December 31, 2024
Hartford MidCap HLS Fund
Class IA/HIMCX
This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$77	0.75%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s prior performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended December 31, 2024. Effective December 31, 2024, the Fund changed its performance index to the Russell Midcap Growth Index.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance during the period driven by the Fund’s overweight allocation to the Information Technology sector and underweight allocations to the Materials and Real Estate sectors.
  Security selection within the Energy, Utilities, and Consumer Discretionary sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Targa Resources (Energy), Axon Enterprise (Industrials), and Palantir Technologies (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Healthcare, and Financials sectors.
  An overweight allocation to the Healthcare sector, and an underweight to the Financials sector detracted from relative performance.
  The largest individual detractors over the period were not holding Super Micro Computers (Information Technology) and our out-of-benchmark allocations to Dexcom (Healthcare) and MongoDB (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Class IA
$10,000 starting value
$22,127 ending value
Russell 3000 Index
$10,000 starting value
$32,604 ending value
Russell Midcap Growth Index
$10,000 starting value
$29,803 ending value
S&P MidCap 400 Index
$10,000 starting value
$25,196 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	6.28%	4.91%	8.27%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$832,993,496
Total number of portfolio holdings (excluding derivatives, if any)	85
Total investment management fees paid	$6,869,921
Portfolio turnover rate	75%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Industrials	19.3%
Consumer Discretionary	15.7%
Financials	12.0%
Health Care	9.9%
Energy	4.5%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	2.4%
Real Estate	0.7%
Materials	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated April 29, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at hartfordfunds.com/reports‑hls, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIMCX_1224

Annual Shareholder Report
December 31, 2024
Hartford MidCap HLS Fund
Class IB/HBMCX
This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$103	1.00%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s prior performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended December 31, 2024. Effective December 31, 2024, the Fund changed its performance index to the Russell Midcap Growth Index.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance during the period driven by the Fund’s overweight allocation to the Information Technology sector and underweight allocations to the Materials and Real Estate sectors.
  Security selection within the Energy, Utilities, and Consumer Discretionary sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Targa Resources (Energy), Axon Enterprise (Industrials), and Palantir Technologies (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Healthcare, and Financials sectors.
  An overweight allocation to the Healthcare sector, and an underweight to the Financials sector detracted from relative performance.
  The largest individual detractors over the period were not holding Super Micro Computers (Information Technology) and our out-of-benchmark allocations to Dexcom (Healthcare) and MongoDB (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IB
$10,000 starting value
$21,581 ending value

Russell Midcap Growth Index
$10,000 starting value
$29,803 ending value

Russell 3000 Index
$10,000 starting value
$32,604 ending value

S&P MidCap 400 Index
$10,000 starting value
$25,196 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	6.03%	4.65%	8.00%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$832,993,496
Total number of portfolio holdings (excluding derivatives, if any)	85
Total investment management fees paid	$6,869,921
Portfolio turnover rate	75%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Industrials	19.3%
Consumer Discretionary	15.7%
Financials	12.0%
Health Care	9.9%
Energy	4.5%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	2.4%
Real Estate	0.7%
Materials	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated April 29, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at hartfordfunds.com/reports‑hls, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBMCX_1224

Annual Shareholder Report
December 31, 2024
Hartford Small Cap Growth HLS Fund
Class IA/HISCX
This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$69	0.65%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s overweight allocation to the Information Technology sector, a lack of exposure to the Utilities sector, and an underweight allocation to the Energy sector.
  Security selection within the Industrials, Financials, and Consumer Staples sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and RadNet (Healthcare) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Communication Services, and Consumer Discretionary sectors.
  The largest individual detractors over the period were underweight positions in MicroStrategy (Information Technology) and Rocket Labs USA (Industrials) and not owning Sprouts Farmers Market (Consumer Staples).
  Underweight allocations to the Consumer Staples and Communication Services sectors and an overweight allocation to the Consumer Discretionary sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IA
$10,000 starting value
$21,370 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,772 ending value

Russell 3000 Index
$10,000 starting value
$32,604 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	13.12%	5.84%	7.89%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$564,312,441
Total number of portfolio holdings (excluding derivatives, if any)	164
Total investment management fees paid	$4,687,126
Portfolio turnover rate	69%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.3%
Industrials	24.0%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	9.5%
Materials	3.9%
Consumer Staples	3.0%
Real Estate	2.4%
Energy	2.3%
Communication Services	0.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHISCX_1224

Annual Shareholder Report
December 31, 2024
Hartford Small Cap Growth HLS Fund
Class IB/HBSGX
This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$96	0.90%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s overweight allocation to the Information Technology sector, a lack of exposure to the Utilities sector, and an underweight allocation to the Energy sector.
  Security selection within the Industrials, Financials, and Consumer Staples sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and RadNet (Healthcare) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Communication Services, and Consumer Discretionary sectors.
  The largest individual detractors over the period were underweight positions in MicroStrategy (Information Technology) and Rocket Labs USA (Industrials) and not owning Sprouts Farmers Market (Consumer Staples).
  Underweight allocations to the Consumer Staples and Communication Services sectors and an overweight allocation to the Consumer Discretionary sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IB
$10,000 starting value
$20,844 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,772 ending value

Russell 3000 Index
$10,000 starting value
$32,604 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	12.84%	5.58%	7.62%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$564,312,441
Total number of portfolio holdings (excluding derivatives, if any)	164
Total investment management fees paid	$4,687,126
Portfolio turnover rate	69%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.3%
Industrials	24.0%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	9.5%
Materials	3.9%
Consumer Staples	3.0%
Real Estate	2.4%
Energy	2.3%
Communication Services	0.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBSGX_1224

Annual Shareholder Report
December 31, 2024
Hartford Small Company HLS Fund
Class IA/HIASX
This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$85	0.80%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Healthcare, Energy, and Consumer Staples sectors contributed positively to relative performance.
  An overweight to the Industrials sector, not holding securities in the Utilities sector, and an underweight allocation to the Materials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Celsius Holdings (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within the Information Technology, Communication Services, and Materials sectors detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), and out-of-benchmark positions in DoubleVerify (Information Technology) and Five9 (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IA
$10,000 starting value
$22,148 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,772 ending value

Russell 3000 Index
$10,000 starting value
$32,604 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	12.00%	7.36%	8.28%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$426,729,696
Total number of portfolio holdings (excluding derivatives, if any)	116
Total investment management fees paid	$3,266,450
Portfolio turnover rate	41%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.6%
Industrials	24.8%
Information Technology	17.5%
Consumer Discretionary	9.7%
Financials	7.3%
Communication Services	3.1%
Energy	3.1%
Real Estate	3.1%
Materials	2.2%
Consumer Staples	1.3%
Short-Term Investments	1.3%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIASX_1224

Annual Shareholder Report
December 31, 2024
Hartford Small Company HLS Fund
Class IB/HDMBX
This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$111	1.05%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Healthcare, Energy, and Consumer Staples sectors contributed positively to relative performance.
  An overweight to the Industrials sector, not holding securities in the Utilities sector, and an underweight allocation to the Materials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Celsius Holdings (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within the Information Technology, Communication Services, and Materials sectors detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), and out-of-benchmark positions in DoubleVerify (Information Technology) and Five9 (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Class IB
$10,000 starting value
$21,589 ending value

Russell 2000 Growth Index
$10,000 starting value
$21,772 ending value

Russell 3000 Index
$10,000 starting value
$32,604 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	11.61%	7.07%	8.00%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%
The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$426,729,696
Total number of portfolio holdings (excluding derivatives, if any)	116
Total investment management fees paid	$3,266,450
Portfolio turnover rate	41%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.6%
Industrials	24.8%
Information Technology	17.5%
Consumer Discretionary	9.7%
Financials	7.3%
Communication Services	3.1%
Energy	3.1%
Real Estate	3.1%
Materials	2.2%
Consumer Staples	1.3%
Short-Term Investments	1.3%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDMBX_1224

Annual Shareholder Report
December 31, 2024
Hartford Stock HLS Fund
Class IA/HSTAX
This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$53	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Materials, Communication Services, and Healthcare sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Energy sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in American Express (Financials), a new position in Apple (Information Technology) and not holding benchmark constituent, Intel (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Industrials, and Information Technology sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an overweight position in Nike (Consumer Discretionary), and an out-of-benchmark position in Canadian National Railway (Industrials).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	8.74%	9.25%	10.43%
Russell 1000 Index	24.51%	14.28%	12.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,281,798,512
Total number of portfolio holdings (excluding derivatives, if any)	44
Total investment management fees paid	$6,498,021
Portfolio turnover rate	16%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	18.9%
Industrials	16.6%
Information Technology	16.0%
Financials	13.9%
Consumer Staples	13.5%
Consumer Discretionary	11.2%
Materials	4.7%
Real Estate	1.9%
Communication Services	1.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSTAX_1224

Annual Shareholder Report
December 31, 2024
Hartford Stock HLS Fund
Class IB/HIBSX
This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$79	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Materials, Communication Services, and Healthcare sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Energy sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in American Express (Financials), a new position in Apple (Information Technology) and not holding benchmark constituent, Intel (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Industrials, and Information Technology sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an overweight position in Nike (Consumer Discretionary), and an out-of-benchmark position in Canadian National Railway (Industrials).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	8.47%	8.98%	10.16%
Russell 1000 Index	24.51%	14.28%	12.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,281,798,512
Total number of portfolio holdings (excluding derivatives, if any)	44
Total investment management fees paid	$6,498,021
Portfolio turnover rate	16%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	18.9%
Industrials	16.6%
Information Technology	16.0%
Financials	13.9%
Consumer Staples	13.5%
Consumer Discretionary	11.2%
Materials	4.7%
Real Estate	1.9%
Communication Services	1.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIBSX_1224

Annual Shareholder Report
December 31, 2024
Hartford Total Return Bond HLS Fund
Class IA/HIABX
This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$52	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates, High Yield, and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the U.S. elections and President-elect Donald Trump’s economic plans. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor. An overweight to agency MBS pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs) contributed positively to relative performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield credit aided results, led by industrials. Security selection within investment credit also benefited performance.
  Overall duration and yield curve positioning was the top positive contributor to relative results. The use of emerging market credit default swaps had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade industrial corporates detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	2.33%	0.28%	1.97%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,724,145,553
Total number of portfolio holdings	1,437
Total investment management fees paid	$8,354,211
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.2%
Corporate Bonds	23.7%
U.S. Government Securities	21.9%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	3.0%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(10.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIABX_1224

Annual Shareholder Report
December 31, 2024
Hartford Total Return Bond HLS Fund
Class IB/HBNBX
This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$77	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates, High Yield, and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the U.S. elections and President-elect Donald Trump’s economic plans. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor. An overweight to agency MBS pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs) contributed positively to relative performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield credit aided results, led by industrials. Security selection within investment credit also benefited performance.
  Overall duration and yield curve positioning was the top positive contributor to relative results. The use of emerging market credit default swaps had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade industrial corporates detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	2.07%	0.02%	1.72%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,724,145,553
Total number of portfolio holdings	1,437
Total investment management fees paid	$8,354,211
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.2%
Corporate Bonds	23.7%
U.S. Government Securities	21.9%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	3.0%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(10.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBNBX_1224

Annual Shareholder Report
December 31, 2024
Hartford Ultrashort Bond HLS Fund
Class IA/HUBAX
This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$46	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding sectors leading the outperformance. Intermediate and longer-term U.S. interest rates increased while short term rates declined as the Federal Open Market Committee (FOMC) embarked on a rate cutting cycle causing the yield curve to steepen by the end of the period. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Short Treasury 9-12 Month Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors was the primary contributor to relative performance. An out-of-benchmark allocation to Asset-Backed Securities (ABS), particularly Autos and Equipment, contributed significantly to relative performance. Additionally, the Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) also had a positive impact.
  Corporate credit positioning contributed to relative performance, led by positioning in Financials and Industrials. Within Financials, positioning in Banking and Insurance were key contributors, while positioning in Energy contributed within Industrials.
Top Detractors to Performance
  The Fund’s yield curve positioning detracted from relative performance. The Fund’s underweight to the front end of yield curve and overweight to longer maturities negatively impacted returns as Treasury yields rose during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Class IA
$10,000 starting value
$11,927 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,432 ending value
Bloomberg Short Treasury 9-12 Month Index
$10,000 starting value
$11,911 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	5.20%	2.26%	1.78%
Bloomberg Short Treasury 9-12 Month Index	5.05%	2.24%	1.76%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Bloomberg Short Treasury 9-12 Month Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$527,964,640
Total number of portfolio holdings (excluding derivatives, if any)	359
Total investment management fees paid	$2,187,324
Portfolio turnover rate	63%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	34.4%
Corporate Bonds	21.8%
U.S. Government Securities	18.7%
U.S. Government Agencies^	4.0%
Municipal Bonds	0.3%
Short-Term Investments	20.3%
Other Assets & Liabilities	0.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHUBAX_1224

Annual Shareholder Report
December 31, 2024
Hartford Ultrashort Bond HLS Fund
Class IB/HUBBX
This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$72	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding sectors leading the outperformance. Intermediate and longer-term U.S. interest rates increased while short term rates declined as the Federal Open Market Committee (FOMC) embarked on a rate cutting cycle causing the yield curve to steepen by the end of the period. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Short Treasury 9-12 Month Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors was the primary contributor to relative performance. An out-of-benchmark allocation to Asset-Backed Securities (ABS), particularly Autos and Equipment, contributed significantly to relative performance. Additionally, the Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) also had a positive impact.
  Corporate credit positioning contributed to relative performance, led by positioning in Financials and Industrials. Within Financials, positioning in Banking and Insurance were key contributors, while positioning in Energy contributed within Industrials.
Top Detractors to Performance
  The Fund’s yield curve positioning detracted from relative performance. The Fund’s underweight to the front end of yield curve and overweight to longer maturities negatively impacted returns as Treasury yields rose during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
Class IB
$10,000 starting value
$11,628 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,432 ending value
Bloomberg Short Treasury 9-12 Month Index
$10,000 starting value
$11,911 ending value

Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	4.91%	2.01%	1.52%
Bloomberg Short Treasury 9-12 Month Index	5.05%	2.24%	1.76%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Bloomberg Short Treasury 9-12 Month Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of December 31, 2024
Fund's net assets	$527,964,640
Total number of portfolio holdings (excluding derivatives, if any)	359
Total investment management fees paid	$2,187,324
Portfolio turnover rate	63%
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	34.4%
Corporate Bonds	21.8%
U.S. Government Securities	18.7%
U.S. Government Agencies^	4.0%
Municipal Bonds	0.3%
Short-Term Investments	20.3%
Other Assets & Liabilities	0.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHUBBX_1224

(b) Not applicable

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$349,321 for the fiscal year ended December 31, 2024; $314,046 for the fiscal year ended December 31, 2023.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended December 31, 2024; $0 for the fiscal year ended December 31, 2023.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$58,056 for the fiscal year ended December 31, 2024; $50,677 for the fiscal year ended December 31, 2023. Tax-related services were principally in connection with, but not limited to, general tax services and excise tax services.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$303 for the fiscal year ended December 31, 2024; $846 for the fiscal year ended December 31, 2023. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a)	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b)

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c)

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d)

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)

(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended December 31, 2024, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $58,359 for the fiscal year ended December 31, 2024; $51,523 for the fiscal year ended December 31, 2023.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,199 for the fiscal year ended December 31, 2024 and $121,199 for the fiscal year ended December 31, 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford HLS Funds
Annual Financial Statements
and Other Information
December 31, 2024
◼Hartford Balanced HLS Fund
◼Hartford Capital Appreciation HLS Fund
◼Hartford Disciplined Equity HLS Fund
◼Hartford Dividend and Growth HLS Fund
◼Hartford Healthcare HLS Fund
◼Hartford International Opportunities HLS Fund
◼Hartford MidCap HLS Fund
◼Hartford Small Cap Growth HLS Fund
◼Hartford Small Company HLS Fund
◼Hartford Stock HLS Fund
◼Hartford Total Return Bond HLS Fund
◼Hartford Ultrashort Bond HLS Fund

Hartford HLS Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Balanced HLS Fund	3
Hartford Capital Appreciation HLS Fund	11
Hartford Disciplined Equity HLS Fund	15
Hartford Dividend and Growth HLS Fund	18
Hartford Healthcare HLS Fund	20
Hartford International Opportunities HLS Fund	22
Hartford MidCap HLS Fund	25
Hartford Small Cap Growth HLS Fund	27
Hartford Small Company HLS Fund	30
Hartford Stock HLS Fund	33
Hartford Total Return Bond HLS Fund	35
Hartford Ultrashort Bond HLS Fund	54
Glossary	60
Statements of Assets and Liabilities:
Hartford Balanced HLS Fund	61
Hartford Capital Appreciation HLS Fund	61
Hartford Disciplined Equity HLS Fund	61
Hartford Dividend and Growth HLS Fund	61
Hartford Healthcare HLS Fund	61
Hartford International Opportunities HLS Fund	61
Hartford MidCap HLS Fund	62
Hartford Small Cap Growth HLS Fund	62
Hartford Small Company HLS Fund	62
Hartford Stock HLS Fund	62
Hartford Total Return Bond HLS Fund	62
Hartford Ultrashort Bond HLS Fund	62
Statements of Operations:
Hartford Balanced HLS Fund	63
Hartford Capital Appreciation HLS Fund	63
Hartford Disciplined Equity HLS Fund	63
Hartford Dividend and Growth HLS Fund	63
Hartford Healthcare HLS Fund	63
Hartford International Opportunities HLS Fund	63
Hartford MidCap HLS Fund	64
Hartford Small Cap Growth HLS Fund	64
Hartford Small Company HLS Fund	64
Hartford Stock HLS Fund	64
Hartford Total Return Bond HLS Fund	64
Hartford Ultrashort Bond HLS Fund	64

Hartford HLS Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Balanced HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
	Asset-Backed - Automobile - 0.3%
$ 368,960	CFMT LLC 1.39%, 09/22/2031(1)	$362,206
1,504,877	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	1,533,269
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	263,841
260,000	1.91%, 10/17/2033(1)	249,313
133,552	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	133,907
	Wheels Fleet Lease Funding 1 LLC
1,320,000	4.87%, 06/21/2039(1)	1,321,705
1,037,181	6.46%, 08/18/2038(1)	1,056,644
		4,920,885
	Asset-Backed - Student Loan - 0.1%
1,263,768	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,265,994
	Other Asset-Backed Securities - 0.5%
12,866	Aaset Trust 3.84%, 05/15/2039(1)	12,481
	Castlelake Aircraft Structured Trust
87,727	3.47%, 01/15/2046(1)	84,302
308,756	3.97%, 04/15/2039(1)	284,075
	CF Hippolyta Issuer LLC
772,807	1.53%, 03/15/2061(1)	732,924
410,193	1.69%, 07/15/2060(1)	400,785
195,426	5.97%, 08/15/2062(1)	195,348
1,320,773	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,241,466
136,280	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	129,465
197,115	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	183,196
1,155,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,167,034
115,775	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	111,206
58,676	MAPS Ltd. 4.46%, 03/15/2044(1)	55,451
820,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	756,060
2,572,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,546,308
119,433	Start II Ltd. 4.09%, 03/15/2044(1)	117,482
		8,017,583
	Whole Loan Collateral CMO - 0.1%
36,460	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	35,728
349,128	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	331,427
	Federal National Mortgage Association Connecticut Avenue Securities Trust
220,501	6.12%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(3)	221,519
77,026	10.58%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	80,393
	Flagstar Mortgage Trust
528,439	2.00%, 09/25/2041(1)(2)	453,932
255,539	4.00%, 05/25/2048(1)(2)	231,983
168,461	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	158,984
18,251	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	18,159
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0% - (continued)
	Whole Loan Collateral CMO - 0.1% - (continued)
	Towd Point Mortgage Trust
$ 126,995	2.75%, 06/25/2057(1)(2)	$123,279
39,399	3.00%, 01/25/2058(1)(2)	38,750
		1,694,154
	Total Asset & Commercial Mortgage-Backed Securities (cost $15,851,597)	$15,898,616
CORPORATE BONDS - 10.4%
	Aerospace/Defense - 0.2%
1,765,000	Boeing Co. 6.86%, 05/01/2054	$1,875,924
1,526,000	HEICO Corp. 5.35%, 08/01/2033	1,522,346
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	517,020
		3,915,290
	Airlines - 0.0%
75,149	United Airlines Pass-Through Trust 4.60%, 09/01/2027	74,085
	Apparel - 0.2%
2,743,000	Tapestry, Inc. 5.10%, 03/11/2030	2,712,777
	Beverages - 0.1%
2,068,000	Coca-Cola Consolidated, Inc. 5.45%, 06/01/2034	2,081,471
	Commercial Banks - 2.3%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(4)	1,208,211
	Bank of America Corp.
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(4)	1,558,886
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(4)	2,294,284
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(4)	589,523
	Canadian Imperial Bank of Commerce
1,210,000	4.51%, 09/11/2027, (4.51% fixed rate until 09/11/2026; 6 mo. USD SOFR + 0.93% thereafter)(4)	1,204,450
1,430,000	4.63%, 09/11/2030, (4.63% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.34% thereafter)(4)	1,400,841
1,460,000	5.24%, 06/28/2027	1,475,637
455,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(4)	461,703
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,532,468
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.21% thereafter)(1)(4)	1,520,677
2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(4)	2,823,751
	Danske Bank AS
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(4)	1,821,693
The accompanying notes are an integral part of these financial statements.

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Commercial Banks - 2.3% - (continued)
$ 900,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	$912,392
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,210,567
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(4)	546,198
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(4)	289,114
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(4)	667,601
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(4)	788,894
1,110,000	Lloyds Banking Group PLC 5.09%, 11/26/2028, (5.09% fixed rate until 11/26/2027; 1 yr. USD CMT + 0.85% thereafter)(4)	1,111,232
	Morgan Stanley
790,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(4)	785,587
1,372,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(4)	1,373,418
1,205,000	Standard Chartered PLC 5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(4)	1,183,244
	UBS AG
1,545,000	5.65%, 09/11/2028	1,580,840
2,737,000	7.50%, 02/15/2028	2,931,092
	UBS Group AG
1,695,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(4)	1,603,765
1,050,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(4)	1,098,314
	Wells Fargo & Co.
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(4)	1,461,233
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(4)	1,732,735
		38,168,350
	Commercial Services - 0.3%
	Ashtead Capital, Inc.
2,285,000	2.45%, 08/12/2031(1)	1,899,943
600,000	5.50%, 08/11/2032(1)	592,293
380,000	5.55%, 05/30/2033(1)	374,085
470,000	5.80%, 04/15/2034(1)	470,355
475,000	5.95%, 10/15/2033(1)	480,377
895,000	ERAC USA Finance LLC 5.20%, 10/30/2034(1)	884,183
		4,701,236
	Diversified Financial Services - 0.7%
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,627,984
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Diversified Financial Services - 0.7% - (continued)
$ 2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	$2,182,916
	Capital One Financial Corp.
455,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(4)	461,235
3,123,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(4)	3,141,186
175,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(4)	177,809
3,454,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(4)	3,566,596
96,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(4)	105,994
	Nasdaq, Inc.
175,000	5.95%, 08/15/2053	176,517
165,000	6.10%, 06/28/2063	167,872
		11,608,109
	Electric - 1.1%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,017,196
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,866,295
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	390,761
607,000	Dominion Energy, Inc. 5.38%, 11/15/2032	608,273
	Emera U.S. Finance LP
990,000	2.64%, 06/15/2031	837,066
291,000	4.75%, 06/15/2046	240,967
1,775,000	Eversource Energy 5.95%, 07/15/2034	1,818,412
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	226,565
60,000	5.15%, 03/30/2026(1)	60,156
75,000	5.20%, 04/01/2028(1)	75,357
	Georgia Power Co.
1,255,000	4.70%, 05/15/2032	1,222,734
245,000	4.75%, 09/01/2040	223,171
826,000	5.13%, 05/15/2052	766,258
	Pacific Gas & Electric Co.
2,613,300	4.50%, 07/01/2040	2,256,065
2,079,000	6.75%, 01/15/2053	2,265,137
990,000	Public Service Enterprise Group, Inc. 5.20%, 04/01/2029	1,000,221
860,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	620,506
	SCE Recovery Funding LLC
349,494	0.86%, 11/15/2033	305,295
220,000	1.94%, 05/15/2040	161,872
125,000	2.51%, 11/15/2043	83,550
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(4)	1,103,149
1,413,033	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,366,737
		18,515,743
The accompanying notes are an integral part of these financial statements.

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Entertainment - 0.2%
	Warnermedia Holdings, Inc.
$ 1,474,000	4.28%, 03/15/2032	$1,298,899
2,094,000	5.14%, 03/15/2052	1,555,851
		2,854,750
	Food - 0.1%
2,226,000	Tyson Foods, Inc. 5.70%, 03/15/2034	2,256,021
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	314,371
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	498,673
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,802,947
790,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	809,578
		3,425,569
	Healthcare - Products - 0.1%
200,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	196,591
1,595,000	Smith & Nephew PLC 5.40%, 03/20/2034	1,583,236
		1,779,827
	Healthcare - Services - 0.2%
285,000	Children's Hospital 2.93%, 07/15/2050	178,805
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	919,115
175,000	Sutter Health 2.29%, 08/15/2030	152,152
320,000	Toledo Hospital 5.75%, 11/15/2038	314,560
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	305,988
645,000	4.20%, 05/15/2032	607,776
95,000	4.75%, 05/15/2052	81,396
537,000	5.50%, 07/15/2044	520,873
289,000	5.75%, 07/15/2064	280,810
		3,361,475
	Insurance - 1.1%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	403,252
375,000	4.38%, 06/30/2050	309,904
	Arthur J Gallagher & Co.
200,000	4.85%, 12/15/2029	199,082
265,000	5.15%, 02/15/2035	258,363
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,592,503
1,800,000	5.35%, 07/09/2027(1)	1,817,621
1,280,000	5.58%, 01/09/2029(1)	1,294,573
780,000	Beacon Funding Trust 6.27%, 08/15/2054(1)	770,300
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	1,976,525
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	353,386
1,404,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	1,168,793
	Corebridge Global Funding
855,000	5.20%, 06/24/2029(1)	859,426
275,000	5.90%, 09/19/2028(1)	282,742
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,099,047
1,705,000	GA Global Funding Trust 5.20%, 12/09/2031(1)	1,662,594
1,235,000	Pricoa Global Funding I 4.65%, 08/27/2031(1)	1,200,203
1,010,000	RGA Global Funding 5.45%, 05/24/2029(1)	1,023,729
		17,272,043
	Investment Company Security - 0.1%
1,990,000	Abu Dhabi Developmental Holding Co. PJSC 4.38%, 10/02/2031(1)	1,903,966
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Media - 0.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 840,000	3.90%, 06/01/2052	$540,381
790,000	5.25%, 04/01/2053	637,625
818,000	6.83%, 10/23/2055	795,845
2,405,000	Comcast Corp. 3.25%, 11/01/2039	1,822,400
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	381,916
250,000	7.30%, 07/01/2038	254,331
		4,432,498
	Mining - 0.6%
	Anglo American Capital PLC
700,000	2.63%, 09/10/2030(1)	607,118
469,000	3.95%, 09/10/2050(1)	347,050
1,549,000	5.75%, 04/05/2034(1)	1,558,511
595,000	6.00%, 04/05/2054(1)	587,358
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	811,333
1,692,000	5.63%, 04/04/2034(1)	1,684,484
425,000	5.89%, 04/04/2054(1)	412,314
3,540,000	6.38%, 10/06/2030(1)	3,717,827
		9,725,995
	Oil & Gas - 0.1%
85,000	Equinor ASA 2.88%, 04/06/2025	84,630
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	787,304
780,000	3.13%, 07/12/2041(1)	575,821
		1,447,755
	Pharmaceuticals - 0.0%
113,000	CVS Health Corp. 4.30%, 03/25/2028	109,487
	Pipelines - 0.7%
	Columbia Pipelines Holding Co. LLC
630,000	5.10%, 10/01/2031(1)	614,707
305,000	5.68%, 01/15/2034(1)	301,223
	Columbia Pipelines Operating Co. LLC
375,000	5.93%, 08/15/2030(1)	385,992
676,000	6.50%, 08/15/2043(1)	701,444
	Energy Transfer LP
180,000	4.95%, 06/15/2028	179,682
750,000	5.00%, 05/15/2050	636,267
945,000	5.35%, 05/15/2045	849,703
160,000	5.55%, 05/15/2034	159,181
1,606,652	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,377,166
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	595,096
100,000	3.45%, 10/15/2027(1)	95,189
	Greensaif Pipelines Bidco SARL
920,000	5.85%, 02/23/2036(1)	908,092
1,500,000	6.10%, 08/23/2042(1)	1,462,467
735,000	ONEOK, Inc. 4.75%, 10/15/2031	710,972
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,448,130
995,000	5.70%, 09/30/2031(1)	993,543
		11,418,854
	Real Estate Investment Trusts - 0.8%
560,000	American Tower Corp. 5.00%, 01/31/2030	556,776
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,433,455
	Extra Space Storage LP
435,000	5.50%, 07/01/2030	442,570
The accompanying notes are an integral part of these financial statements.

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Real Estate Investment Trusts - 0.8% - (continued)
$ 935,000	5.90%, 01/15/2031	$964,475
2,612,000	GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/01/2033	2,764,998
2,718,000	LXP Industrial Trust 6.75%, 11/15/2028	2,846,016
2,173,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 01/15/2035(1)	2,134,092
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	510,871
300,000	1.88%, 07/15/2050(1)	290,684
470,000	2.84%, 01/15/2050(1)	469,518
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	152,270
350,000	3.50%, 06/15/2029(1)	322,665
		13,888,390
	Semiconductors - 0.4%
	Foundry JV Holdco LLC
1,035,000	5.88%, 01/25/2034(1)	1,012,511
305,000	5.90%, 01/25/2030(1)	309,276
1,252,000	6.15%, 01/25/2032(1)	1,263,174
2,246,000	6.25%, 01/25/2035(1)	2,260,749
1,322,000	Intel Corp. 5.60%, 02/21/2054	1,159,304
		6,005,014
	Software - 0.4%
	Constellation Software, Inc.
225,000	5.16%, 02/16/2029(1)	226,053
2,826,000	5.46%, 02/16/2034(1)	2,832,512
	Oracle Corp.
111,000	3.60%, 04/01/2050	77,768
3,414,000	3.65%, 03/25/2041	2,662,045
127,000	4.10%, 03/25/2061	91,173
170,000	4.13%, 05/15/2045	134,336
63,000	5.38%, 09/27/2054	58,069
290,000	5.55%, 02/06/2053	273,990
320,000	6.90%, 11/09/2052	358,313
		6,714,259
	Telecommunications - 0.2%
	AT&T, Inc.
825,000	3.50%, 06/01/2041	632,169
1,589,000	3.50%, 09/15/2053	1,069,938
84,000	3.65%, 06/01/2051	59,323
146,000	3.85%, 06/01/2060	101,141
1,841,000	4.30%, 12/15/2042	1,531,736
140,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	139,920
		3,534,227
	Total Corporate Bonds (cost $175,496,285)	$171,907,191
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$1,624,944
	Mexico - 0.1%
	Mexico Government International Bonds
457,000	6.40%, 05/07/2054	409,237
1,265,000	6.75%, 09/27/2034	1,280,588
		1,689,825
	Total Foreign Government Obligations (cost $3,457,653)	$3,314,769
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
$ 60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$49,693
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060(5)	456,110
		505,803
	General - 0.1%
168,940	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	186,100
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	364,626
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,317,581
		1,868,307
	General Obligation - 0.2%
2,569,412	State of Illinois, IL, GO 5.10%, 06/01/2033	2,533,158
	Tobacco - 0.0%
130,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	120,761
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	6.20%, 11/15/2026	15,200
375,000	6.67%, 11/15/2039	399,837
785,000	6.81%, 11/15/2040	842,287
		1,257,324
	Utilities - 0.0%
857,388	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	859,187
	Utility - Electric - 0.1%
735,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	770,151
813,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	867,455
		1,637,606
	Total Municipal Bonds (cost $9,780,991)	$8,782,146
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	Federal Home Loan Mortgage Corp. - 0.2%
260,281	5.50%, 03/01/2053	$256,984
505,034	5.50%, 06/01/2053	498,969
294,322	5.50%, 08/01/2053	290,861
1,173,417	5.50%, 09/01/2053	1,161,146
674,570	5.50%, 11/01/2053	666,518
768	6.98%, 04/01/2029, 1 yr. USD CMT + 2.25%(3)	768
		2,875,246
	Federal National Mortgage Association - 0.0%
258,137	5.50%, 08/01/2053	255,334
633,393	5.50%, 09/01/2053	625,649
		880,983
	Government National Mortgage Association - 0.2%
1,971,066	2.50%, 10/20/2049	1,707,188
26,969	5.00%, 07/15/2037	26,778
426	6.00%, 07/15/2026	428
451	6.00%, 03/15/2028	463
646	6.00%, 04/15/2028	660
6,184	6.00%, 05/15/2028	6,258
The accompanying notes are an integral part of these financial statements.

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.5% - (continued)
	Mortgage-Backed Agencies - 0.5% - (continued)
	Government National Mortgage Association - 0.2% - (continued)
$ 3,904	6.00%, 07/15/2028	$3,932
2,960	6.00%, 08/15/2028	2,994
15,012	6.00%, 09/15/2028	15,228
22,410	6.00%, 10/15/2028	22,640
20,843	6.00%, 11/15/2028	21,085
16,064	6.00%, 12/15/2028	16,274
355	6.00%, 12/15/2031	366
7,043	6.00%, 09/15/2032	7,349
3,008	6.00%, 11/15/2032	3,117
1,329	6.00%, 04/15/2033	1,350
34,089	6.00%, 06/15/2033	34,466
10,422	6.00%, 10/15/2033	10,753
801	6.00%, 11/15/2033	839
16,939	6.00%, 10/15/2034	17,062
42,252	6.00%, 01/15/2035	42,950
4,805	6.00%, 05/15/2035	4,888
5,488	6.00%, 06/15/2035	5,579
45	6.50%, 03/15/2026	45
87	6.50%, 01/15/2028	88
12,944	6.50%, 03/15/2028	13,078
16,988	6.50%, 04/15/2028	17,153
5,119	6.50%, 05/15/2028	5,184
13,086	6.50%, 06/15/2028	13,255
2,184	6.50%, 10/15/2028	2,224
602	6.50%, 02/15/2035	620
1,093	7.00%, 11/15/2031	1,118
649	7.00%, 03/15/2032	663
335,181	7.00%, 11/15/2032	350,557
30,807	7.00%, 01/15/2033	31,848
36,455	7.00%, 05/15/2033	37,567
4,567	7.00%, 07/15/2033	4,702
40,583	7.00%, 11/15/2033	41,760
13,675	7.50%, 09/16/2035	13,943
13	8.00%, 09/15/2026	13
580	8.00%, 12/15/2026	581
3	8.00%, 09/15/2027	3
690	8.00%, 07/15/2029	708
824	8.00%, 12/15/2029	832
2,291	8.00%, 01/15/2030	2,300
980	8.00%, 02/15/2030	979
452	8.00%, 03/15/2030	451
3,843	8.00%, 04/15/2030	3,856
2,401	8.00%, 05/15/2030	2,415
12,693	8.00%, 06/15/2030	12,845
688	8.00%, 07/15/2030	690
19,241	8.00%, 08/15/2030	19,414
9,016	8.00%, 09/15/2030	9,048
22,416	8.00%, 12/15/2030	22,495
		2,563,082
	Uniform Mortgage-Backed Security - 0.1%
850,000	5.00%, 01/01/2055(6)	820,313
1,369,000	6.00%, 01/01/2055(6)	1,375,310
		2,195,623
	Total U.S. Government Agencies (cost $8,519,517)	$8,514,934
U.S. GOVERNMENT SECURITIES - 20.9%
	U.S. Treasury Securities - 20.9%
	U.S. Treasury Bonds - 6.1%
2,781,200	2.38%, 05/15/2051	$1,748,861
9,876,300	2.50%, 02/15/2045(7)	6,852,406
2,041,900	2.75%, 11/15/2047	1,432,767
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 20.9% - (continued)
	U.S. Treasury Securities - 20.9% - (continued)
	U.S. Treasury Bonds - 6.1% - (continued)
$ 5,442,000	2.88%, 05/15/2052	$3,805,763
400,000	3.25%, 05/15/2042	325,356
4,488,500	3.38%, 08/15/2042	3,705,042
4,720,400	3.63%, 02/15/2053	3,835,280
4,027,700	3.63%, 05/15/2053	3,274,126
5,250,000	3.88%, 02/15/2043	4,632,220
6,662,100	3.88%, 05/15/2043	5,863,341
6,040,000	4.00%, 11/15/2042	5,434,644
4,766,100	4.00%, 11/15/2052	4,151,791
4,233,900	4.13%, 08/15/2044	3,831,552
2,696,900	4.13%, 08/15/2053	2,401,977
2,006,800	4.25%, 02/15/2054	1,830,704
4,861,000	4.25%, 08/15/2054	4,439,069
10,384,700	4.38%, 02/15/2038	10,099,652
6,195,900	4.38%, 08/15/2043	5,829,862
5,448,200	4.50%, 02/15/2044	5,200,140
5,542,600	4.50%, 11/15/2054	5,284,470
1,295,700	4.63%, 05/15/2044	1,256,126
1,099,500	4.63%, 11/15/2044	1,066,086
3,995,000	4.63%, 05/15/2054	3,881,533
5,604,000	4.75%, 11/15/2043	5,533,255
4,485,400	4.75%, 11/15/2053	4,437,380
		100,153,403
	U.S. Treasury Notes - 14.8%
1,080,000	0.88%, 09/30/2026	1,019,187
150,000	1.25%, 05/31/2028	135,469
603,000	1.25%, 09/30/2028	538,911
1,020,000	1.38%, 10/31/2028	913,583
4,505,600	1.50%, 01/31/2027	4,260,981
530,000	1.50%, 11/30/2028	476,009
2,115,000	1.63%, 10/31/2026	2,018,394
590,000	2.63%, 07/31/2029	547,367
890,000	2.75%, 05/31/2029	832,122
326,000	3.25%, 06/30/2029	311,078
3,507,700	3.50%, 09/30/2026	3,463,517
3,074,000	3.50%, 04/30/2028	2,996,458
5,186,200	3.50%, 09/30/2029	4,990,129
635,000	3.50%, 04/30/2030	607,665
1,369,000	3.63%, 05/31/2028	1,339,014
6,466,100	3.63%, 08/31/2029	6,260,800
512,000	3.63%, 03/31/2030	493,440
338,600	3.63%, 09/30/2031	321,758
929,900	3.75%, 08/31/2026	922,540
3,510,900	3.75%, 08/15/2027	3,466,294
7,134,400	3.75%, 12/31/2028	6,974,243
620,000	3.75%, 05/31/2030	600,091
1,633,000	3.75%, 06/30/2030	1,579,732
1,598,000	3.75%, 12/31/2030	1,539,617
564,900	3.75%, 08/31/2031	541,218
2,845,700	3.88%, 10/15/2027	2,815,791
685,000	3.88%, 11/30/2029	669,618
2,591,200	3.88%, 08/15/2034	2,450,079
2,186,000	4.00%, 02/15/2026	2,180,240
411,000	4.00%, 01/15/2027	408,979
3,327,600	4.00%, 02/29/2028	3,297,343
3,203,000	4.00%, 06/30/2028	3,169,882
7,505,700	4.00%, 01/31/2029	7,402,886
5,718,700	4.00%, 07/31/2029	5,628,061
150,000	4.00%, 10/31/2029	147,476
483,900	4.00%, 07/31/2030	473,748
260,000	4.13%, 06/15/2026	259,553
10,507,300	4.13%, 10/31/2026	10,483,383
The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 20.9% - (continued)
	U.S. Treasury Securities - 20.9% - (continued)
	U.S. Treasury Notes - 14.8% - (continued)
$ 4,725,200	4.13%, 07/31/2028	$4,692,590
8,627,100	4.13%, 03/31/2029	8,542,286
14,761,800	4.13%, 10/31/2029	14,591,798
6,798,100	4.13%, 11/30/2029	6,720,865
754,300	4.13%, 08/31/2030	742,688
873,100	4.13%, 07/31/2031	855,705
1,064,200	4.13%, 10/31/2031	1,041,651
9,630,000	4.25%, 11/30/2026	9,628,085
7,730,700	4.25%, 02/28/2029	7,694,566
8,027,800	4.25%, 06/30/2029	7,983,362
7,260,400	4.25%, 11/15/2034	7,071,169
6,227,800	4.38%, 07/31/2026	6,238,075
2,307,500	4.38%, 08/15/2026	2,311,765
3,953,000	4.38%, 12/15/2026	3,961,957
3,675,700	4.38%, 08/31/2028	3,678,621
4,531,000	4.38%, 11/30/2028	4,532,834
2,538,600	4.38%, 12/31/2029	2,537,325
3,545,400	4.50%, 03/31/2026	3,555,053
7,749,900	4.50%, 05/31/2029	7,786,932
8,602,300	4.63%, 02/28/2026	8,637,109
10,882,500	4.63%, 06/30/2026	10,940,777
730,000	4.63%, 10/15/2026	734,467
866,000	4.63%, 11/15/2026	871,643
4,485,000	4.63%, 09/30/2028	4,526,937
3,654,600	4.63%, 04/30/2029	3,689,626
1,733,700	4.63%, 04/30/2031	1,748,352
1,012,100	4.63%, 05/31/2031	1,020,411
1,660,800	4.88%, 04/30/2026	1,673,699
8,934,100	4.88%, 05/31/2026	9,008,070
10,192,000	4.88%, 10/31/2028	10,375,294
927,000	4.88%, 10/31/2030	947,455
		244,877,823
	Total U.S. Government Securities (cost $356,931,564)	$345,031,226
COMMON STOCKS - 64.6%
	Automobiles & Components - 0.8%
470,463	Gentex Corp.	$13,516,402
	Banks - 2.5%
116,986	JP Morgan Chase & Co.	28,042,714
70,119	M&T Bank Corp.	13,183,073
		41,225,787
	Capital Goods - 5.2%
111,241	3M Co.	14,360,101
756,304	BAE Systems PLC	10,849,386
116,837	Emerson Electric Co.	14,479,610
144,398	Fortune Brands Innovations, Inc.	9,866,715
186,623	Johnson Controls International PLC	14,730,153
51,926	L3Harris Technologies, Inc.	10,918,999
76,473	Middleby Corp.*	10,358,268
		85,563,232
	Consumer Discretionary Distribution & Retail - 0.6%
199,945	Tractor Supply Co.	10,609,082
	Consumer Durables & Apparel - 0.6%
66,084	Lennar Corp. Class A	9,011,875
	Consumer Services - 3.0%
105,182	Airbnb, Inc. Class A*	13,821,967
205,217	H&R Block, Inc.	10,843,666
Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.6% - (continued)
	Consumer Services - 3.0% - (continued)
157,699	Starbucks Corp.	$14,390,034
108,118	Wyndham Hotels & Resorts, Inc.	10,897,213
		49,952,880
	Energy - 1.7%
144,484	ConocoPhillips	14,328,478
77,101	Targa Resources Corp.	13,762,529
		28,091,007
	Equity Real Estate Investment Trusts (REITs) - 1.3%
116,686	Crown Castle, Inc. REIT	10,590,421
211,217	Gaming & Leisure Properties, Inc. REIT	10,172,211
		20,762,632
	Financial Services - 7.1%
74,534	Ares Management Corp. Class A	13,194,754
128,520	Block, Inc.*	10,922,915
78,033	Intercontinental Exchange, Inc.	11,627,697
88,506	KKR & Co., Inc.	13,090,922
37,992	LPL Financial Holdings, Inc.	12,404,768
110,109	Morgan Stanley	13,842,904
157,046	Nasdaq, Inc.	12,141,226
91,675	Raymond James Financial, Inc.	14,239,878
29,666	S&P Global, Inc.	14,774,558
		116,239,622
	Food, Beverage & Tobacco - 0.8%
424,196	Keurig Dr. Pepper, Inc.	13,625,176
	Health Care Equipment & Services - 6.2%
54,899	Align Technology, Inc.*	11,446,991
189,196	Boston Scientific Corp.*	16,898,987
279,902	Centene Corp.*	16,956,463
161,113	Edwards Lifesciences Corp.*	11,927,195
47,780	Elevance Health, Inc.	17,626,042
55,015	UnitedHealth Group, Inc.	27,829,888
		102,685,566
	Household & Personal Products - 1.4%
542,029	Kenvue, Inc.	11,572,319
195,623	Unilever PLC ADR	11,091,824
		22,664,143
	Insurance - 1.8%
31,689	Everest Group Ltd.	11,485,995
223,285	MetLife, Inc.	18,282,576
		29,768,571
	Materials - 0.7%
323,147	Axalta Coating Systems Ltd.*	11,058,090
	Media & Entertainment - 5.2%
314,922	Alphabet, Inc. Class C	59,973,746
91,262	Electronic Arts, Inc.	13,351,631
140,086	Omnicom Group, Inc.	12,052,999
		85,378,376
	Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
190,407	AstraZeneca PLC ADR	12,475,467
30,535	Eli Lilly & Co.	23,573,020
586,386	Pfizer, Inc.	15,556,820
36,645	Roche Holding AG	10,246,184
30,927	Vertex Pharmaceuticals, Inc.*	12,454,303
		74,305,794
	Real Estate Management & Development - 0.7%
88,897	CBRE Group, Inc. Class A*	11,671,287
The accompanying notes are an integral part of these financial statements.

8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 64.6% - (continued)
	Semiconductors & Semiconductor Equipment - 4.0%
166,268	Broadcom, Inc.		$38,547,573
72,806	NXP Semiconductors NV		15,132,727
79,921	QUALCOMM, Inc.		12,277,464
			65,957,764
	Software & Services - 10.9%
54,864	Accenture PLC Class A		19,300,607
36,518	Adobe, Inc.*		16,238,824
202,198	Amdocs Ltd.		17,215,138
206,458	Microsoft Corp.		87,022,047
79,652	Salesforce, Inc.		26,630,053
26,709	Synopsys, Inc.*		12,963,480
			179,370,149
	Technology Hardware & Equipment - 3.1%
392,678	Cisco Systems, Inc.		23,246,537
274,215	Corning, Inc.		13,030,697
59,029	F5, Inc.*		14,844,023
			51,121,257
	Transportation - 2.5%
188,930	Knight-Swift Transportation Holdings, Inc.		10,020,847
277,141	Uber Technologies, Inc.*		16,717,145
119,251	United Parcel Service, Inc. Class B		15,037,551
			41,775,543
	Total Common Stocks (cost $657,481,960)		$1,064,354,235
	Total Long-Term Investments (cost $1,227,519,567)		$1,617,803,117
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 5,821,030	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $5,822,469; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $5,937,570		$5,821,030
	Securities Lending Collateral - 0.0%
11,220	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(8)		11,220
37,400	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(8)		37,400
11,220	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(8)		11,220
11,220	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(8)		11,220
			71,060
	Total Short-Term Investments (cost $5,892,090)		$5,892,090
	Total Investments (cost $1,233,411,657)	98.5%	$1,623,695,207
	Other Assets and Liabilities	1.5%	24,924,906
	Net Assets	100.0%	$1,648,620,113
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of these securities was
$95,587,985, representing 5.8% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Represents or includes a TBA transaction.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2024, the market value of securities pledged was $253,245.
(8)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	69	03/31/2025	$14,187,047	$22,182
Total futures contracts				$22,182
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$15,898,616	$—	$15,898,616	$—
Corporate Bonds	171,907,191	—	171,907,191	—
Foreign Government Obligations	3,314,769	—	3,314,769	—
Municipal Bonds	8,782,146	—	8,782,146	—
U.S. Government Agencies	8,514,934	—	8,514,934	—
U.S. Government Securities	345,031,226	—	345,031,226	—
Common Stocks
Automobiles & Components	13,516,402	13,516,402	—	—
Banks	41,225,787	41,225,787	—	—
Capital Goods	85,563,232	74,713,846	10,849,386	—
Consumer Discretionary Distribution & Retail	10,609,082	10,609,082	—	—
Consumer Durables & Apparel	9,011,875	9,011,875	—	—
Consumer Services	49,952,880	49,952,880	—	—
Energy	28,091,007	28,091,007	—	—
Equity Real Estate Investment Trusts (REITs)	20,762,632	20,762,632	—	—
Financial Services	116,239,622	116,239,622	—	—
Food, Beverage & Tobacco	13,625,176	13,625,176	—	—
Health Care Equipment & Services	102,685,566	102,685,566	—	—
Household & Personal Products	22,664,143	22,664,143	—	—
Insurance	29,768,571	29,768,571	—	—
Materials	11,058,090	11,058,090	—	—
Media & Entertainment	85,378,376	85,378,376	—	—
Pharmaceuticals, Biotechnology & Life Sciences	74,305,794	64,059,610	10,246,184	—
Real Estate Management & Development	11,671,287	11,671,287	—	—
Semiconductors & Semiconductor Equipment	65,957,764	65,957,764	—	—
Software & Services	179,370,149	179,370,149	—	—
Technology Hardware & Equipment	51,121,257	51,121,257	—	—
Transportation	41,775,543	41,775,543	—	—
Short-Term Investments	5,892,090	71,060	5,821,030	—
Futures Contracts(2)	22,182	22,182	—	—
Total	$1,623,717,389	$1,043,351,907	$580,365,482	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Automobiles & Components - 1.7%
537,202	Gentex Corp.	$15,433,814
118,911	Tesla, Inc.*	48,021,018
		63,454,832
	Banks - 1.6%
118,332	M&T Bank Corp.	22,247,599
519,427	Wells Fargo & Co.	36,484,553
		58,732,152
	Capital Goods - 5.8%
23,969	Airbus SE	3,838,175
78,955	Boeing Co.*	13,975,035
33,316	Builders FirstSource, Inc.*	4,761,856
110,043	Dover Corp.	20,644,067
170,152	Emerson Electric Co.	21,086,937
127,875	Fluor Corp.*	6,306,795
20,042	GE Vernova, Inc.	6,592,415
44,225	General Dynamics Corp.	11,652,845
350,600	HF Global, Inc.*(1)(2)	7,418,696
164,277	Honeywell International, Inc.	37,108,532
37,370	Lockheed Martin Corp.	18,159,578
51,203	Middleby Corp.*	6,935,446
57,032	Northrop Grumman Corp.	26,764,547
35,277	Rockwell Automation, Inc.	10,081,814
1,176,500	Techtronic Industries Co. Ltd.	15,466,203
66,886	Vertiv Holdings Co. Class A	7,598,919
		218,391,860
	Consumer Discretionary Distribution & Retail - 5.1%
583,298	Amazon.com, Inc.*	127,969,748
31,418	Dick's Sporting Goods, Inc.	7,189,695
54,970	Ross Stores, Inc.	8,315,312
342,469	TJX Cos., Inc.	41,373,680
115,140	Tory Burch LLC*(1)(2)	6,443,215
		191,291,650
	Consumer Durables & Apparel - 1.5%
582,240	NIKE, Inc. Class B	44,058,101
236,764	On Holding AG Class A*	12,967,564
		57,025,665
	Consumer Services - 3.0%
139,661	Airbnb, Inc. Class A*	18,352,852
324,553	DraftKings, Inc. Class A*	12,073,372
140,087	Las Vegas Sands Corp.	7,194,868
148,850	McDonald's Corp.	43,150,127
38,603	Royal Caribbean Cruises Ltd.	8,905,326
164,366	Viking Holdings Ltd.*	7,241,966
158,609	Wyndham Hotels & Resorts, Inc.	15,986,201
		112,904,712
	Consumer Staples Distribution & Retail - 0.7%
259,780	Kroger Co.	15,885,547
134,296	Sysco Corp.	10,268,272
		26,153,819
	Energy - 3.3%
38,620	Cameco Corp.	1,984,682
435,542	Canadian Natural Resources Ltd.	13,445,182
219,219	ConocoPhillips	21,739,948
258,035	EQT Corp.	11,897,994
201,161	Exxon Mobil Corp.	21,638,889
309,875	Halliburton Co.	8,425,501
575,022	Schlumberger NV	22,046,343
43,391	Targa Resources Corp.	7,745,293
134,028	Valero Energy Corp.	16,430,493
		125,354,325
	Equity Real Estate Investment Trusts (REITs) - 2.1%
113,851	American Tower Corp. REIT	20,881,412
70,499	AvalonBay Communities, Inc. REIT	15,507,665
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.1% - (continued)
26,810	Equinix, Inc. REIT	$25,278,881
329,620	UDR, Inc. REIT	14,308,804
32,781	Welltower, Inc. REIT	4,131,389
		80,108,151
	Financial Services - 7.0%
92,754	American Express Co.	27,528,460
167,479	Charles Schwab Corp.	12,395,121
165,920	Equitable Holdings, Inc.	7,826,446
34,579	Evercore, Inc. Class A	9,584,953
73,306	KKR & Co., Inc.	10,842,690
64,116	Mastercard, Inc. Class A	33,761,562
232,404	Morgan Stanley	29,217,831
194,507	Raymond James Financial, Inc.	30,212,772
71,286	S&P Global, Inc.	35,502,567
215,729	TPG, Inc.	13,556,410
138,032	Tradeweb Markets, Inc. Class A	18,071,149
79,896	Visa, Inc. Class A	25,250,332
155,461	Voya Financial, Inc.	10,700,381
		264,450,674
	Food, Beverage & Tobacco - 3.1%
166,450	Archer-Daniels-Midland Co.	8,409,054
401,997	Coca-Cola Co.	25,028,333
82,067	Constellation Brands, Inc. Class A	18,136,807
673,502	Keurig Dr. Pepper, Inc.	21,632,884
158,663	PepsiCo, Inc.	24,126,296
333,344	Tyson Foods, Inc. Class A	19,147,280
		116,480,654
	Health Care Equipment & Services - 3.8%
107,500	Boston Scientific Corp.*	9,601,900
267,875	Centene Corp.*	16,227,868
229,797	Edwards Lifesciences Corp.*	17,011,872
20,596	Humana, Inc.	5,225,411
19,139	Intuitive Surgical, Inc.*	9,989,792
108,994	Quest Diagnostics, Inc.	16,442,835
90,333	Stryker Corp.	32,524,397
71,075	UnitedHealth Group, Inc.	35,953,999
		142,978,074
	Household & Personal Products - 2.0%
89,923	BellRing Brands, Inc.*	6,774,799
730,232	Kenvue, Inc.	15,590,453
206,108	Procter & Gamble Co.	34,554,006
339,545	Unilever PLC	19,293,148
		76,212,406
	Insurance - 3.6%
172,032	Chubb Ltd.	47,532,442
41,025	Everest Group Ltd.	14,869,922
121,625	Globe Life, Inc.	13,563,620
162,037	Marsh & McLennan Cos., Inc.	34,418,279
156,439	MetLife, Inc.	12,809,225
39,680	Willis Towers Watson PLC	12,429,363
		135,622,851
	Materials - 3.4%
682,971	Barrick Gold Corp.	10,586,050
127,316	CRH PLC	11,785,663
163,193	FMC Corp.	7,932,812
446,319	Freeport-McMoRan, Inc.	16,995,828
88,635	Linde PLC	37,108,815
110,413	PPG Industries, Inc.	13,188,833
55,548	Reliance, Inc.	14,956,854
269,122	Rio Tinto PLC ADR	15,827,065
		128,381,920
	Media & Entertainment - 10.2%
690,725	Alphabet, Inc. Class A	130,754,243
The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Media & Entertainment - 10.2% - (continued)
164,017	Alphabet, Inc. Class C	$31,235,397
62,441	Electronic Arts, Inc.	9,135,118
152,565	Liberty Media Corp.-Liberty Formula One Class C*	14,136,673
207,154	Live Nation Entertainment, Inc.*	26,826,443
151,753	Meta Platforms, Inc. Class A	88,852,899
31,085	Netflix, Inc.*	27,706,682
344,864	Pinterest, Inc. Class A*	10,001,056
42,039	Spotify Technology SA*	18,807,408
218,368	Walt Disney Co.	24,315,277
		381,771,196
	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
130,387	Agilent Technologies, Inc.	17,516,190
274,076	AstraZeneca PLC ADR	17,957,460
289,662	Bristol-Myers Squibb Co.	16,383,283
76,173	Charles River Laboratories International, Inc.*	14,061,536
155,333	Danaher Corp.	35,656,690
40,427	Eli Lilly & Co.	31,209,644
154,537	Exact Sciences Corp.*	8,683,434
70,724	Natera, Inc.*	11,195,609
61,145	Neurocrine Biosciences, Inc.*	8,346,292
116,757	Novartis AG	11,367,138
836,256	Pfizer, Inc.	22,185,872
340,528	Sanofi SA ADR	16,423,665
9,767	United Therapeutics Corp.*	3,446,188
16,336	Vertex Pharmaceuticals, Inc.*	6,578,507
		221,011,508
	Real Estate Management & Development - 0.2%
105,896	Zillow Group, Inc. Class C*	7,841,599
	Semiconductors & Semiconductor Equipment - 11.8%
52,193	ARM Holdings PLC ADR*	6,438,529
15,739	ASML Holding NV	10,908,386
404,357	Broadcom, Inc.	93,746,127
128,382	Enphase Energy, Inc.*	8,817,276
67,747	First Solar, Inc.*	11,939,731
102,078	Marvell Technology, Inc.	11,274,515
129,384	Micron Technology, Inc.	10,888,957
1,560,195	NVIDIA Corp.	209,518,587
92,055	NXP Semiconductors NV	19,133,632
94,470	QUALCOMM, Inc.	14,512,481
140,935	Skyworks Solutions, Inc.	12,498,116
189,828	Texas Instruments, Inc.	35,594,648
		445,270,985
	Software & Services - 9.2%
185,807	Accenture PLC Class A	65,365,044
33,848	Adobe, Inc.*	15,051,529
13,506	AppLovin Corp. Class A*	4,373,648
47,926	GoDaddy, Inc. Class A*	9,459,155
53,290	Intuit, Inc.	33,492,765
382,939	Microsoft Corp.	161,408,788
77,905	Salesforce, Inc.	26,045,979
20,863	ServiceNow, Inc.*	22,117,283
80,469	Shopify, Inc. Class A*	8,556,269
		345,870,460
	Technology Hardware & Equipment - 8.4%
1,139,799	Apple, Inc.	285,428,466
204,585	Arista Networks, Inc.*	22,612,780
215,613	Flex Ltd.*	8,277,383
		316,318,629
	Telecommunication Services - 0.5%
83,026	T-Mobile U.S., Inc.	18,326,329
	Transportation - 2.2%
349,974	Delta Air Lines, Inc.	21,173,427
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	Transportation - 2.2% - (continued)
320,218	Knight-Swift Transportation Holdings, Inc.		$16,984,363
303,876	Uber Technologies, Inc.*		18,329,800
63,442	Union Pacific Corp.		14,467,313
99,807	United Parcel Service, Inc. Class B		12,585,663
			83,540,566
	Utilities - 1.6%
142,263	Edison International		11,358,278
265,744	Eversource Energy		15,261,678
382,239	Exelon Corp.		14,387,476
1,248,716	Iberdrola SA		17,207,578
			58,215,010
	Total Common Stocks (cost $2,558,045,077)		$3,675,710,027
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(3)		$56
	Total Convertible Preferred Stocks (cost $679,566)		$56
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
16,808	iShares Russell 1000 Growth ETF		$6,749,756
	Total Exchange-Traded Funds (cost $6,793,790)		$6,749,756
	Total Long-Term Investments (cost $2,565,518,433)		$3,682,459,839
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 13,942,243	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $13,945,690; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $14,221,196		$13,942,243
	Total Short-Term Investments (cost $13,942,243)		$13,942,243
	Total Investments (cost $2,579,460,676)	98.3%	$3,696,402,082
	Other Assets and Liabilities	1.7%	63,513,663
	Net Assets	100.0%	$3,759,915,745
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2024

*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,861,967 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$4,713,607	$7,418,696
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	56
11/2013	Tory Burch LLC	115,140	9,024,247	6,443,215
			$14,417,420	$13,861,967

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	237	03/21/2025	$70,338,638	$(2,298,737)
Total futures contracts				$(2,298,737)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

13

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$63,454,832	$63,454,832	$—	$—
Banks	58,732,152	58,732,152	—	—
Capital Goods	218,391,860	191,668,786	19,304,378	7,418,696
Consumer Discretionary Distribution & Retail	191,291,650	184,848,435	—	6,443,215
Consumer Durables & Apparel	57,025,665	57,025,665	—	—
Consumer Services	112,904,712	112,904,712	—	—
Consumer Staples Distribution & Retail	26,153,819	26,153,819	—	—
Energy	125,354,325	125,354,325	—	—
Equity Real Estate Investment Trusts (REITs)	80,108,151	80,108,151	—	—
Financial Services	264,450,674	264,450,674	—	—
Food, Beverage & Tobacco	116,480,654	116,480,654	—	—
Health Care Equipment & Services	142,978,074	142,978,074	—	—
Household & Personal Products	76,212,406	56,919,258	19,293,148	—
Insurance	135,622,851	135,622,851	—	—
Materials	128,381,920	116,596,257	11,785,663	—
Media & Entertainment	381,771,196	381,771,196	—	—
Pharmaceuticals, Biotechnology & Life Sciences	221,011,508	209,644,370	11,367,138	—
Real Estate Management & Development	7,841,599	7,841,599	—	—
Semiconductors & Semiconductor Equipment	445,270,985	445,270,985	—	—
Software & Services	345,870,460	345,870,460	—	—
Technology Hardware & Equipment	316,318,629	316,318,629	—	—
Telecommunication Services	18,326,329	18,326,329	—	—
Transportation	83,540,566	83,540,566	—	—
Utilities	58,215,010	41,007,432	17,207,578	—
Convertible Preferred Stocks	56	—	—	56
Exchange-Traded Funds	6,749,756	6,749,756	—	—
Short-Term Investments	13,942,243	—	13,942,243	—
Total	$3,696,402,082	$3,589,639,967	$92,900,148	$13,861,967
Liabilities
Futures Contracts(2)	$(2,298,737)	$(2,298,737)	$—	$—
Total	$(2,298,737)	$(2,298,737)	$—	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.6%
116,444	Tesla, Inc.*	$47,024,745
	Banks - 5.1%
867,292	Bank of America Corp.	38,117,483
295,634	JP Morgan Chase & Co.	70,866,426
619,827	Wells Fargo & Co.	43,536,649
		152,520,558
	Capital Goods - 7.3%
143,264	AMETEK, Inc.	25,824,769
108,589	Builders FirstSource, Inc.*	15,520,626
64,086	Deere & Co.	27,153,238
177,127	Emerson Electric Co.	21,951,349
82,416	GE Vernova, Inc.	27,109,095
93,359	General Dynamics Corp.	24,599,163
70,291	IDEX Corp.	14,711,203
272,474	Ingersoll Rand, Inc.	24,647,998
306,857	RTX Corp.	35,509,492
		217,026,933
	Commercial & Professional Services - 0.9%
127,852	Republic Services, Inc.	25,721,266
	Consumer Discretionary Distribution & Retail - 7.0%
679,517	Amazon.com, Inc.*	149,079,235
10,520	AutoZone, Inc.*	33,685,040
193,858	TJX Cos., Inc.	23,419,985
38,805	Tory Burch LLC*(1)(2)	2,171,529
		208,355,789
	Consumer Durables & Apparel - 1.2%
84,716	Lennar Corp. Class A	11,552,721
306,658	NIKE, Inc. Class B	23,204,811
		34,757,532
	Consumer Services - 2.2%
109,784	Marriott International, Inc. Class A	30,623,149
123,049	McDonald's Corp.	35,670,675
		66,293,824
	Energy - 2.9%
299,864	ConocoPhillips	29,737,513
129,626	Expand Energy Corp.	12,904,268
406,823	Exxon Mobil Corp.	43,761,950
		86,403,731
	Equity Real Estate Investment Trusts (REITs) - 1.7%
200,181	Iron Mountain, Inc. REIT	21,041,025
246,193	Welltower, Inc. REIT	31,027,704
		52,068,729
	Financial Services - 4.5%
130,839	American Express Co.	38,831,707
135,468	Mastercard, Inc. Class A	71,333,385
330,989	Nasdaq, Inc.	25,588,759
		135,753,851
	Food, Beverage & Tobacco - 2.1%
604,931	Brown-Forman Corp. Class B	22,975,279
65,456	Constellation Brands, Inc. Class A	14,465,776
457,821	Monster Beverage Corp.*	24,063,072
		61,504,127
	Health Care Equipment & Services - 5.5%
325,229	Abbott Laboratories	36,786,652
424,583	Boston Scientific Corp.*	37,923,753
135,570	Cencora, Inc.	30,459,868
116,301	UnitedHealth Group, Inc.	58,832,024
		164,002,297
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Household & Personal Products - 2.4%
213,554	Estee Lauder Cos., Inc. Class A	$16,012,279
327,025	Procter & Gamble Co.	54,825,741
		70,838,020
	Insurance - 2.4%
202,581	Arch Capital Group Ltd.	18,708,355
83,907	Chubb Ltd.	23,183,504
128,590	Progressive Corp.	30,811,450
		72,703,309
	Materials - 1.7%
82,311	Linde PLC	34,461,147
144,138	RPM International, Inc.	17,737,622
		52,198,769
	Media & Entertainment - 8.9%
778,744	Alphabet, Inc. Class A	147,416,239
125,199	Meta Platforms, Inc. Class A	73,305,267
49,023	Netflix, Inc.*	43,695,180
		264,416,686
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
123,681	Danaher Corp.	28,390,974
79,725	Eli Lilly & Co.	61,547,700
457,040	Merck & Co., Inc.	45,466,339
51,666	Thermo Fisher Scientific, Inc.	26,878,203
69,102	Vertex Pharmaceuticals, Inc.*	27,827,375
		190,110,591
	Semiconductors & Semiconductor Equipment - 11.1%
389,894	Broadcom, Inc.	90,393,025
42,921	KLA Corp.	27,045,381
1,413,184	NVIDIA Corp.	189,776,479
125,227	Texas Instruments, Inc.	23,481,315
		330,696,200
	Software & Services - 10.3%
71,187	Accenture PLC Class A	25,042,875
467,135	Microsoft Corp.	196,897,402
56,013	Roper Technologies, Inc.	29,118,358
122,017	Salesforce, Inc.	40,793,944
63,611	Workday, Inc. Class A*	16,413,546
		308,266,125
	Technology Hardware & Equipment - 10.3%
978,186	Apple, Inc.	244,957,338
129,748	CDW Corp.	22,581,342
84,997	Motorola Solutions, Inc.	39,288,163
		306,826,843
	Telecommunication Services - 0.8%
109,273	T-Mobile U.S., Inc.	24,119,829
	Transportation - 0.2%
110,460	Uber Technologies, Inc.*	6,662,947
	Utilities - 3.2%
226,010	Atmos Energy Corp.	31,476,413
1,576,025	PG&E Corp.	31,804,184
342,568	WEC Energy Group, Inc.	32,215,095
		95,495,692
	Total Common Stocks (cost $1,638,205,607)	$2,973,768,393
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)	$3,088,599
The accompanying notes are an integral part of these financial statements.

15

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2% - (continued)
	Software & Services - 0.1%
287,204	Lookout, Inc. Series F*(1)(2)(3)		$1,820,873
	Total Convertible Preferred Stocks (cost $6,240,761)		$4,909,472
	Total Long-Term Investments (cost $1,644,446,368)		$2,978,677,865
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 1,540,622	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $1,541,003; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $1,571,512		$1,540,622
	Total Short-Term Investments (cost $1,540,622)		$1,540,622
	Total Investments (cost $1,645,986,990)	99.9%	$2,980,218,487
	Other Assets and Liabilities	0.1%	2,106,224
	Net Assets	100.0%	$2,982,324,711
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,081,001 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$1,820,873
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	3,088,599
11/2013	Tory Burch LLC	38,805	3,041,403	2,171,529
			$9,282,164	$7,081,001

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

16

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$47,024,745	$47,024,745	$—	$—
Banks	152,520,558	152,520,558	—	—
Capital Goods	217,026,933	217,026,933	—	—
Commercial & Professional Services	25,721,266	25,721,266	—	—
Consumer Discretionary Distribution & Retail	208,355,789	206,184,260	—	2,171,529
Consumer Durables & Apparel	34,757,532	34,757,532	—	—
Consumer Services	66,293,824	66,293,824	—	—
Energy	86,403,731	86,403,731	—	—
Equity Real Estate Investment Trusts (REITs)	52,068,729	52,068,729	—	—
Financial Services	135,753,851	135,753,851	—	—
Food, Beverage & Tobacco	61,504,127	61,504,127	—	—
Health Care Equipment & Services	164,002,297	164,002,297	—	—
Household & Personal Products	70,838,020	70,838,020	—	—
Insurance	72,703,309	72,703,309	—	—
Materials	52,198,769	52,198,769	—	—
Media & Entertainment	264,416,686	264,416,686	—	—
Pharmaceuticals, Biotechnology & Life Sciences	190,110,591	190,110,591	—	—
Semiconductors & Semiconductor Equipment	330,696,200	330,696,200	—	—
Software & Services	308,266,125	308,266,125	—	—
Technology Hardware & Equipment	306,826,843	306,826,843	—	—
Telecommunication Services	24,119,829	24,119,829	—	—
Transportation	6,662,947	6,662,947	—	—
Utilities	95,495,692	95,495,692	—	—
Convertible Preferred Stocks	4,909,472	—	—	4,909,472
Short-Term Investments	1,540,622	—	1,540,622	—
Total	$2,980,218,487	$2,971,596,864	$1,540,622	$7,081,001

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

17

Hartford Dividend and Growth HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 8.7%
1,829,098	Bank of America Corp.	$80,388,857
458,979	JP Morgan Chase & Co.	110,021,856
1,341,199	Wells Fargo & Co.	94,205,818
		284,616,531
	Capital Goods - 9.1%
315,513	Airbus SE	50,523,353
155,979	Boeing Co.*	27,608,283
161,258	General Dynamics Corp.	42,489,870
186,940	Honeywell International, Inc.	42,227,877
99,654	Lockheed Martin Corp.	48,425,865
458,717	Otis Worldwide Corp.	42,481,781
232,740	Westinghouse Air Brake Technologies Corp.	44,125,177
		297,882,206
	Consumer Discretionary Distribution & Retail - 4.0%
116,451	Home Depot, Inc.	45,298,275
159,194	Lowe's Cos., Inc.	39,289,079
386,566	TJX Cos., Inc.	46,701,038
		131,288,392
	Consumer Services - 1.1%
4,357	Booking Holdings, Inc.	21,647,406
176,094	Starbucks Corp.	16,068,577
		37,715,983
	Consumer Staples Distribution & Retail - 0.6%
239,967	Sysco Corp.	18,347,877
	Energy - 6.1%
181,998	Chevron Corp.	26,360,590
354,944	ConocoPhillips	35,199,796
1,718,938	Coterra Energy, Inc.	43,901,677
775,530	TotalEnergies SE ADR	42,266,385
957,366	Williams Cos., Inc.	51,812,648
		199,541,096
	Equity Real Estate Investment Trusts (REITs) - 2.7%
209,065	American Tower Corp. REIT	38,344,612
119,579	AvalonBay Communities, Inc. REIT	26,303,792
80,700	Public Storage REIT	24,164,808
		88,813,212
	Financial Services - 6.4%
182,011	American Express Co.	54,019,045
33,858	Blackrock, Inc.	34,708,174
386,670	Morgan Stanley	48,612,152
88,395	S&P Global, Inc.	44,023,362
96,961	Visa, Inc. Class A	30,643,555
		212,006,288
	Food, Beverage & Tobacco - 3.8%
1,115,534	Keurig Dr. Pepper, Inc.	35,830,952
514,575	Philip Morris International, Inc.	61,929,101
480,217	Tyson Foods, Inc. Class A	27,583,665
		125,343,718
	Health Care Equipment & Services - 6.4%
146,368	Becton Dickinson & Co.	33,206,508
107,981	Elevance Health, Inc.	39,834,191
114,052	HCA Healthcare, Inc.	34,232,708
182,965	Medtronic PLC	14,615,244
178,299	UnitedHealth Group, Inc.	90,194,332
		212,082,983
	Household & Personal Products - 2.3%
905,440	Haleon PLC ADR(1)	8,637,897
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Household & Personal Products - 2.3% - (continued)
1,180,565	Kenvue, Inc.	$25,205,063
754,840	Unilever PLC ADR	42,799,428
		76,642,388
	Insurance - 2.9%
489,570	American International Group, Inc.	35,640,696
79,022	Chubb Ltd.	21,833,779
512,095	Principal Financial Group, Inc.	39,641,274
		97,115,749
	Materials - 2.8%
3,643,630	Amcor PLC	34,286,558
643,367	BHP Group Ltd. ADR(1)	31,415,611
518,768	FMC Corp.	25,217,312
		90,919,481
	Media & Entertainment - 7.0%
744,749	Alphabet, Inc. Class A	140,980,986
412,235	Omnicom Group, Inc.	35,468,699
470,288	Walt Disney Co.	52,366,569
		228,816,254
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
225,386	Agilent Technologies, Inc.	30,278,355
603,733	AstraZeneca PLC ADR	39,556,586
646,720	Gilead Sciences, Inc.	59,737,527
432,062	Merck & Co., Inc.	42,981,528
370,306	Novartis AG ADR	36,034,477
1,605,821	Pfizer, Inc.	42,602,431
		251,190,904
	Semiconductors & Semiconductor Equipment - 4.7%
243,468	NXP Semiconductors NV	50,604,824
336,340	QUALCOMM, Inc.	51,668,551
274,147	Texas Instruments, Inc.	51,405,304
		153,678,679
	Software & Services - 8.7%
114,220	Accenture PLC Class A	40,181,454
729,988	Cognizant Technology Solutions Corp. Class A	56,136,077
396,409	Microsoft Corp.	167,086,393
45,383	Roper Technologies, Inc.	23,592,353
		286,996,277
	Technology Hardware & Equipment - 5.7%
437,463	Apple, Inc.	109,549,485
1,343,625	Cisco Systems, Inc.	79,542,600
		189,092,085
	Transportation - 2.0%
553,312	Delta Air Lines, Inc.	33,475,376
181,946	JB Hunt Transport Services, Inc.	31,050,904
		64,526,280
	Utilities - 5.8%
583,968	American Electric Power Co., Inc.	53,859,369
375,960	Duke Energy Corp.	40,505,930
1,375,564	Exelon Corp.	51,776,229
503,443	Sempra	44,162,020
		190,303,548
	Total Common Stocks (cost $2,049,113,332)	$3,236,919,931
The accompanying notes are an integral part of these financial statements.

18

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 9,598,372	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $9,600,745; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $9,790,460		$9,598,372
	Securities Lending Collateral - 0.2%
1,201,416	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(2)		1,201,416
4,004,720	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(2)		4,004,720
1,201,416	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(2)		1,201,416
1,201,416	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(2)		1,201,416
			7,608,968
	Total Short-Term Investments (cost $17,207,340)		$17,207,340
	Total Investments (cost $2,066,320,672)	98.9%	$3,254,127,271
	Other Assets and Liabilities	1.1%	34,637,960
	Net Assets	100.0%	$3,288,765,231
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$284,616,531	$284,616,531	$—	$—
Capital Goods	297,882,206	247,358,853	50,523,353	—
Consumer Discretionary Distribution & Retail	131,288,392	131,288,392	—	—
Consumer Services	37,715,983	37,715,983	—	—
Consumer Staples Distribution & Retail	18,347,877	18,347,877	—	—
Energy	199,541,096	199,541,096	—	—
Equity Real Estate Investment Trusts (REITs)	88,813,212	88,813,212	—	—
Financial Services	212,006,288	212,006,288	—	—
Food, Beverage & Tobacco	125,343,718	125,343,718	—	—
Health Care Equipment & Services	212,082,983	212,082,983	—	—
Household & Personal Products	76,642,388	76,642,388	—	—
Insurance	97,115,749	97,115,749	—	—
Materials	90,919,481	90,919,481	—	—
Media & Entertainment	228,816,254	228,816,254	—	—
Pharmaceuticals, Biotechnology & Life Sciences	251,190,904	251,190,904	—	—
Semiconductors & Semiconductor Equipment	153,678,679	153,678,679	—	—
Software & Services	286,996,277	286,996,277	—	—
Technology Hardware & Equipment	189,092,085	189,092,085	—	—
Transportation	64,526,280	64,526,280	—	—
Utilities	190,303,548	190,303,548	—	—
Short-Term Investments	17,207,340	7,608,968	9,598,372	—
Total	$3,254,127,271	$3,194,005,546	$60,121,725	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

Hartford Healthcare HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Biotechnology - 22.0%
13,683	AbbVie, Inc.	$2,431,469
14,194	Akero Therapeutics, Inc.*	394,877
2,680	Alnylam Pharmaceuticals, Inc.*	630,631
2,268	Amgen, Inc.	591,132
28,436	Amicus Therapeutics, Inc.*	267,867
10,041	Apellis Pharmaceuticals, Inc.*	320,408
5,851	Apogee Therapeutics, Inc.*	265,050
2,394	Argenx SE ADR*	1,472,310
4,544	Ascendis Pharma AS ADR*	625,573
19,766	Avidity Biosciences, Inc.*	574,795
2,382	Biogen, Inc.*	364,255
4,515	Blueprint Medicines Corp.*	393,798
14,097	Celldex Therapeutics, Inc.*	356,231
10,962	Crinetics Pharmaceuticals, Inc.*	560,487
9,424	Cytokinetics, Inc.*	443,305
6,358	Disc Medicine, Inc.*	403,097
20,912	Exact Sciences Corp.*	1,175,045
12,228	Genus PLC	237,014
104,001	Geron Corp.*	368,164
35,000	Immatics NV*	248,850
9,873	Immunocore Holdings PLC ADR*	291,254
6,979	Ionis Pharmaceuticals, Inc.*	243,986
3,633	Janux Therapeutics, Inc.*	194,511
8,456	Kymera Therapeutics, Inc.*	340,185
10,375	Merus NV*	436,269
6,108	MoonLake Immunotherapeutics*	330,748
3,724	Natera, Inc.*	589,509
19,079	Nurix Therapeutics, Inc.*	359,448
4,652	Nuvalent, Inc. Class A*	364,159
8,015	PTC Therapeutics, Inc.*	361,797
1,663	Regeneron Pharmaceuticals, Inc.*	1,184,605
15,833	REVOLUTION Medicines, Inc.*	692,535
24,137	Rocket Pharmaceuticals, Inc.*	303,402
5,380	Sarepta Therapeutics, Inc.*	654,154
79,691	Savara, Inc.*	244,651
11,745	Scholar Rock Holding Corp.*	507,619
11,300	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	236,211
8,577	Soleno Therapeutics, Inc.*	385,536
14,136	Spyre Therapeutics, Inc.*	329,086
10,862	Ultragenyx Pharmaceutical, Inc.*	456,964
2,872	United Therapeutics Corp.*	1,013,357
5,596	Vaxcyte, Inc.*	458,089
7,647	Vertex Pharmaceuticals, Inc.*	3,079,447
9,882	Xenon Pharmaceuticals, Inc.*	387,374
12,635	Zai Lab Ltd. ADR*	330,911
		25,900,165
	Health Care Distributors - 2.1%
11,064	Cencora, Inc.	2,485,860
	Health Care Equipment - 15.5%
12,771	Abbott Laboratories	1,444,528
55,691	Boston Scientific Corp.*	4,974,320
4,844	DiaSorin SpA	499,632
36,871	Edwards Lifesciences Corp.*	2,729,560
8,051	Glaukos Corp.*	1,207,167
5,249	Hologic, Inc.*	378,401
4,086	Insulet Corp.*	1,066,732
9,896	Intuitive Surgical, Inc.*	5,165,316
1,963	Stryker Corp.	706,778
		18,172,434
	Health Care Facilities - 4.7%
26,362	Acadia Healthcare Co., Inc.*	1,045,253
33,473	Ardent Health Partners, Inc.*	571,719
9,796	Encompass Health Corp.	904,661
7,733	HCA Healthcare, Inc.	2,321,060
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Health Care Facilities - 4.7% - (continued)
21,490	PACS Group, Inc.*	$281,734
20,673	Surgery Partners, Inc.*	437,647
		5,562,074
	Health Care Services - 3.3%
6,297	Addus HomeCare Corp.*	789,329
102,397	agilon health, Inc.*	194,554
4,430	Labcorp Holdings, Inc.	1,015,888
108,039	LifeStance Health Group, Inc.*	796,247
26,918	Option Care Health, Inc.*	624,498
24,695	Privia Health Group, Inc.*	482,787
		3,903,303
	Health Care Supplies - 0.5%
2,659	Align Technology, Inc.*	554,428
	Health Care Technology - 0.3%
34,930	Evolent Health, Inc. Class A*	392,962
	Life Sciences Tools & Services - 10.3%
11,666	Agilent Technologies, Inc.	1,567,211
6,041	Bio-Techne Corp.	435,133
15,800	Danaher Corp.	3,626,890
6,909	ICON PLC*	1,448,886
15,038	Qiagen NV*	669,642
1,207	Tecan Group AG	268,997
6,610	Thermo Fisher Scientific, Inc.	3,438,720
1,591	Waters Corp.*	590,229
		12,045,708
	Managed Health Care - 13.7%
50,804	Alignment Healthcare, Inc.*	571,545
25,654	Centene Corp.*	1,554,119
1,835	Elevance Health, Inc.	676,932
4,651	Humana, Inc.	1,180,005
3,711	Molina Healthcare, Inc.*	1,080,087
21,898	UnitedHealth Group, Inc.	11,077,322
		16,140,010
	Pharmaceuticals - 27.0%
89,185	Astellas Pharma, Inc.	866,051
27,760	AstraZeneca PLC ADR	1,818,835
600	Bristol-Myers Squibb Co.	33,936
34,492	Daiichi Sankyo Co. Ltd.	943,813
16,309	Eisai Co. Ltd.	444,087
52,462	Elanco Animal Health, Inc.*	635,315
18,302	Eli Lilly & Co.	14,129,144
6,323	Galderma Group AG*	701,170
50,103	GSK PLC	845,100
16,321	Johnson & Johnson	2,360,343
51,520	Merck & Co., Inc.	5,125,209
16,802	Novo Nordisk AS Class B	1,449,707
14,273	Structure Therapeutics, Inc. ADR*	387,084
5,604	UCB SA	1,115,553
18,268	Verona Pharma PLC ADR*	848,366
		31,703,713
	Total Common Stocks (cost $84,693,859)	$116,860,657
The accompanying notes are an integral part of these financial statements.

20

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(1)(2)(3)		$903
	Total Rights (cost $903)		$903
	Total Long-Term Investments (cost $84,694,762)		$116,861,560
	Total Investments (cost $84,694,762)	99.4%	$116,861,560
	Other Assets and Liabilities	0.6%	754,398
	Net Assets	100.0%	$117,615,958
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no expiration date available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$25,900,165	$25,426,940	$473,225	$—
Health Care Distributors	2,485,860	2,485,860	—	—
Health Care Equipment	18,172,434	17,672,802	499,632	—
Health Care Facilities	5,562,074	5,562,074	—	—
Health Care Services	3,903,303	3,903,303	—	—
Health Care Supplies	554,428	554,428	—	—
Health Care Technology	392,962	392,962	—	—
Life Sciences Tools & Services	12,045,708	11,776,711	268,997	—
Managed Health Care	16,140,010	16,140,010	—	—
Pharmaceuticals	31,703,713	26,039,402	5,664,311	—
Rights	903	—	—	903
Total	$116,861,560	$109,954,492	$6,906,165	$903

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

21

Hartford International Opportunities HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Brazil - 1.6%
2,987	MercadoLibre, Inc.*	$5,079,214
2,228,200	TIM SA	5,252,138
259,067	XP, Inc. Class A	3,069,944
		13,401,296
	Canada - 9.2%
108,270	Cameco Corp.	5,566,966
140,980	Canadian Pacific Kansas City Ltd.	10,207,797
388,490	Cenovus Energy, Inc.	5,889,038
4,293	Constellation Software, Inc.	13,274,896
110,914	RB Global, Inc.	10,010,771
114,928	Royal Bank of Canada	13,857,401
79,049	Shopify, Inc. Class A*	8,413,306
62,812	TFI International, Inc.	8,487,671
		75,707,846
	Chile - 0.6%
537,529	Lundin Mining Corp.	4,625,715
	China - 6.1%
935,774	ENN Energy Holdings Ltd.	6,649,393
358,497	KE Holdings, Inc. ADR	6,603,515
266,874	Meituan Class B*(1)	5,188,927
644,978	Proya Cosmetics Co. Ltd. Class A	7,487,027
457,791	Tencent Holdings Ltd.	24,433,597
		50,362,459
	Denmark - 1.6%
149,908	Novo Nordisk AS Class B	12,934,337
	France - 7.3%
256,479	Accor SA	12,474,521
63,978	Airbus SE	10,244,849
49,832	Capgemini SE	8,138,937
62,250	Cie de Saint-Gobain SA	5,531,636
3,562	Hermes International SCA	8,546,554
212,967	Renault SA	10,368,053
182,821	Societe Generale SA	5,130,960
		60,435,510
	Germany - 12.9%
52,145	adidas AG	12,825,806
55,105	Allianz SE	16,937,226
539,685	Deutsche Telekom AG	16,170,622
892,804	E.ON SE	10,399,424
367,030	Infineon Technologies AG	11,980,495
40,150	Merck KGaA	5,842,743
76,424	SAP SE	18,798,325
70,000	Siemens AG	13,649,623
		106,604,264
	Hong Kong - 2.4%
1,631,196	AIA Group Ltd.	11,716,654
217,620	Hong Kong Exchanges & Clearing Ltd.	8,145,239
		19,861,893
	India - 3.5%
896,469	Axis Bank Ltd.	11,116,313
208,729	Larsen & Toubro Ltd.	8,773,786
623,940	Reliance Industries Ltd.	8,836,614
		28,726,713
	Indonesia - 0.9%
12,988,520	Bank Central Asia Tbk. PT	7,807,638
	Italy - 3.0%
13,476	Ferrari NV	5,750,192
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Italy - 3.0% - (continued)
3,070,123	Saipem SpA*	$8,030,631
273,768	UniCredit SpA	10,963,953
		24,744,776
	Japan - 14.7%
53,500	Daikin Industries Ltd.	6,242,424
27,500	Fast Retailing Co. Ltd.	9,276,893
232,930	ITOCHU Corp.	11,454,188
25,322	Keyence Corp.	10,292,667
1,420,300	Mitsubishi UFJ Financial Group, Inc.	16,581,583
215,900	Nomura Research Institute Ltd.	6,339,158
101,600	Otsuka Holdings Co. Ltd.	5,527,031
145,300	Recruit Holdings Co. Ltd.	10,099,499
516,600	Renesas Electronics Corp.*	6,537,582
139,700	SoftBank Group Corp.	7,983,264
761,200	Sony Group Corp.	16,042,698
301,700	Sumitomo Mitsui Trust Group, Inc.	7,047,568
457,599	T&D Holdings, Inc.	8,375,771
		121,800,326
	Netherlands - 4.0%
21,544	ASML Holding NV	15,090,154
56,774	EXOR NV	5,204,801
74,537	Wolters Kluwer NV	12,383,899
		32,678,854
	Singapore - 0.9%
3,318,844	Singapore Telecommunications Ltd.	7,476,776
	South Africa - 1.5%
423,515	Anglo American PLC	12,522,131
	South Korea - 1.5%
360,949	KT Corp. ADR(2)	5,601,928
201,967	Shinhan Financial Group Co. Ltd.	6,549,149
		12,151,077
	Switzerland - 2.9%
56,728	Cie Financiere Richemont SA Class A	8,581,478
57,532	Galderma Group AG*	6,379,836
6,900	Partners Group Holding AG	9,372,218
		24,333,532
	Taiwan - 4.3%
1,085,806	Taiwan Semiconductor Manufacturing Co. Ltd.	35,288,720
	United Kingdom - 11.5%
90,333	Ashtead Group PLC	5,588,726
115,842	AstraZeneca PLC	15,103,433
796,393	BAE Systems PLC	11,424,474
3,146,316	Barclays PLC	10,525,041
124,866	London Stock Exchange Group PLC	17,625,438
129,495	Reckitt Benckiser Group PLC	7,838,430
793,252	Standard Chartered PLC	9,765,879
305,231	Unilever PLC	17,343,406
		95,214,827
	United States - 7.8%
17,315	CyberArk Software Ltd.*	5,768,492
133,118	GFL Environmental, Inc.	5,929,076
535,966	GSK PLC	9,040,280
2,235,847	Haleon PLC	10,542,352
18,569	Linde PLC	7,856,171
The accompanying notes are an integral part of these financial statements.

22

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	United States - 7.8% - (continued)
580,861	Shell PLC		$18,229,269
15,624	Spotify Technology SA*		6,989,865
			64,355,505
	Total Common Stocks (cost $660,762,933)		$811,034,195
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(3)(4)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $660,762,933)		$811,034,195
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.3%
$ 2,961,783	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $2,962,515; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $3,021,049		$2,961,783
	Securities Lending Collateral - 0.4%
475,857	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(5)		475,857
1,586,192	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(5)		1,586,192
475,858	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(5)		475,858
475,858	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(5)		475,858
			3,013,765
	Total Short-Term Investments (cost $5,975,548)		$5,975,548
	Total Investments (cost $666,738,481)	98.9%	$817,009,743
	Other Assets and Liabilities	1.1%	8,907,732
	Net Assets	100.0%	$825,917,475
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of this security was
$5,188,927, representing 0.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

23

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$13,401,296	$8,149,158	$5,252,138	$—
Canada	75,707,846	75,707,846	—	—
Chile	4,625,715	4,625,715	—	—
China	50,362,459	6,603,515	43,758,944	—
Denmark	12,934,337	—	12,934,337	—
France	60,435,510	—	60,435,510	—
Germany	106,604,264	—	106,604,264	—
Hong Kong	19,861,893	—	19,861,893	—
India	28,726,713	—	28,726,713	—
Indonesia	7,807,638	7,807,638	—	—
Italy	24,744,776	—	24,744,776	—
Japan	121,800,326	—	121,800,326	—
Netherlands	32,678,854	—	32,678,854	—
Singapore	7,476,776	—	7,476,776	—
South Africa	12,522,131	—	12,522,131	—
South Korea	12,151,077	5,601,928	6,549,149	—
Switzerland	24,333,532	6,379,836	17,953,696	—
Taiwan	35,288,720	—	35,288,720	—
United Kingdom	95,214,827	—	95,214,827	—
United States	64,355,505	18,687,433	45,668,072	—
Warrants	—	—	—	—
Short-Term Investments	5,975,548	3,013,765	2,961,783	—
Total	$817,009,743	$136,576,834	$680,432,909	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

24

Hartford MidCap HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Capital Goods - 13.3%
40,588	Acuity Brands, Inc.	$11,856,973
26,475	Axon Enterprise, Inc.*	15,734,622
24,828	Builders FirstSource, Inc.*	3,548,666
150,963	Fastenal Co.	10,855,749
141,522	Graco, Inc.	11,928,889
49,024	IDEX Corp.	10,260,233
111,699	Ingersoll Rand, Inc.	10,104,292
16,731	Lennox International, Inc.	10,194,198
139,684	Vertiv Holdings Co. Class A	15,869,499
11,213	Watsco, Inc.	5,313,729
27,481	Westinghouse Air Brake Technologies Corp.	5,210,123
		110,876,973
	Commercial & Professional Services - 5.3%
44,961	Clean Harbors, Inc.*	10,347,325
96,185	Copart, Inc.*	5,520,057
164,948	Dayforce, Inc.*	11,981,823
224,461	Rollins, Inc.	10,403,767
61,941	TransUnion	5,742,550
		43,995,522
	Consumer Discretionary Distribution & Retail - 4.7%
50,701	Boot Barn Holdings, Inc.*	7,697,426
61,162	Floor & Decor Holdings, Inc. Class A*	6,097,851
12,778	O'Reilly Automotive, Inc.*	15,152,152
17,526	Pool Corp.	5,975,315
119,419	Valvoline, Inc.*	4,320,579
		39,243,323
	Consumer Durables & Apparel - 4.5%
112,159	Deckers Outdoor Corp.*	22,778,371
1,793	NVR, Inc.*	14,664,768
		37,443,139
	Consumer Services - 6.5%
24,808	Domino's Pizza, Inc.	10,413,406
74,697	DoorDash, Inc. Class A*	12,530,422
468,544	DraftKings, Inc. Class A*	17,429,837
87,054	Hyatt Hotels Corp. Class A	13,665,737
		54,039,402
	Consumer Staples Distribution & Retail - 1.0%
21,501	Casey's General Stores, Inc.	8,519,341
	Energy - 4.5%
161,125	Antero Resources Corp.*	5,647,431
115,142	EQT Corp.	5,309,198
124,557	Targa Resources Corp.	22,233,424
81,428	Viper Energy, Inc.	3,995,672
		37,185,725
	Equity Real Estate Investment Trusts (REITs) - 0.7%
48,860	Lamar Advertising Co. Class A, REIT	5,948,216
	Financial Services - 9.2%
75,263	Ares Management Corp. Class A	13,323,809
27,707	Coinbase Global, Inc. Class A*	6,879,648
86,757	Hamilton Lane, Inc. Class A	12,844,374
53,649	Morningstar, Inc.	18,066,837
633,913	Rocket Cos., Inc. Class A*	7,137,860
139,643	Tradeweb Markets, Inc. Class A	18,282,062
		76,534,590
	Food, Beverage & Tobacco - 0.5%
168,983	Celsius Holdings, Inc.*	4,451,012
	Health Care Equipment & Services - 4.1%
15,371	IDEXX Laboratories, Inc.*	6,354,986
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Health Care Equipment & Services - 4.1% - (continued)
25,350	Molina Healthcare, Inc.*	$7,378,118
18,796	STERIS PLC	3,863,706
78,820	Veeva Systems, Inc. Class A*	16,571,905
		34,168,715
	Household & Personal Products - 0.9%
61,272	elf Beauty, Inc.*	7,692,700
	Insurance - 2.8%
4,088	Markel Group, Inc.*	7,056,828
40,102	RLI Corp.	6,610,013
62,859	Ryan Specialty Holdings, Inc.	4,033,034
46,394	W.R. Berkley Corp.	2,714,977
1,357	White Mountains Insurance Group Ltd.	2,639,446
		23,054,298
	Materials - 0.6%
202,414	Element Solutions, Inc.	5,147,388
	Media & Entertainment - 2.6%
92,455	Pinterest, Inc. Class A*	2,681,195
157,646	Trade Desk, Inc. Class A*	18,528,134
		21,209,329
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
102,602	Bio-Techne Corp.	7,390,422
34,015	ICON PLC*	7,133,286
7,183	Mettler-Toledo International, Inc.*	8,789,693
85,882	Natera, Inc.*	13,595,120
30,316	Waters Corp.*	11,246,630
		48,155,151
	Semiconductors & Semiconductor Equipment - 4.9%
37,802	Enphase Energy, Inc.*	2,596,241
29,565	Entegris, Inc.	2,928,709
120,507	Marvell Technology, Inc.	13,309,998
63,453	MKS Instruments, Inc.	6,623,859
21,231	Monolithic Power Systems, Inc.	12,562,383
18,554	Onto Innovation, Inc.*	3,092,395
		41,113,585
	Software & Services - 23.3%
87,047	AppLovin Corp. Class A*	28,188,430
399,262	Clearwater Analytics Holdings, Inc. Class A*	10,987,690
56,125	CyberArk Software Ltd.*	18,698,044
104,220	Datadog, Inc. Class A*	14,891,996
8,963	Fair Isaac Corp.*	17,844,706
12,488	Gartner, Inc.*	6,050,061
32,990	Guidewire Software, Inc.*	5,561,454
21,750	HubSpot, Inc.*	15,154,748
229,116	Informatica, Inc. Class A*	5,940,978
25,125	MongoDB, Inc.*	5,849,351
368,273	Palantir Technologies, Inc. Class A*	27,852,487
151,012	Procore Technologies, Inc.*	11,315,329
45,105	PTC, Inc.*	8,293,456
20,980	Tyler Technologies, Inc.*	12,097,907
235,766	Unity Software, Inc.*	5,297,662
		194,024,299
	Technology Hardware & Equipment - 0.8%
38,445	CDW Corp.	6,690,968
	Transportation - 0.7%
35,042	Expeditors International of Washington, Inc.	3,881,603
5,073	Saia, Inc.*	2,311,918
		6,193,521
The accompanying notes are an integral part of these financial statements.

25

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Utilities - 2.9%
51,047	Atmos Energy Corp.		$7,109,316
121,511	Vistra Corp.		16,752,721
			23,862,037
	Total Common Stocks (cost $636,713,932)		$829,549,234
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 840,865	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $841,073; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $857,879		$840,865
	Total Short-Term Investments (cost $840,865)		$840,865
	Total Investments (cost $637,554,797)	99.7%	$830,390,099
	Other Assets and Liabilities	0.3%	2,603,397
	Net Assets	100.0%	$832,993,496
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$110,876,973	$110,876,973	$—	$—
Commercial & Professional Services	43,995,522	43,995,522	—	—
Consumer Discretionary Distribution & Retail	39,243,323	39,243,323	—	—
Consumer Durables & Apparel	37,443,139	37,443,139	—	—
Consumer Services	54,039,402	54,039,402	—	—
Consumer Staples Distribution & Retail	8,519,341	8,519,341	—	—
Energy	37,185,725	37,185,725	—	—
Equity Real Estate Investment Trusts (REITs)	5,948,216	5,948,216	—	—
Financial Services	76,534,590	76,534,590	—	—
Food, Beverage & Tobacco	4,451,012	4,451,012	—	—
Health Care Equipment & Services	34,168,715	34,168,715	—	—
Household & Personal Products	7,692,700	7,692,700	—	—
Insurance	23,054,298	23,054,298	—	—
Materials	5,147,388	5,147,388	—	—
Media & Entertainment	21,209,329	21,209,329	—	—
Pharmaceuticals, Biotechnology & Life Sciences	48,155,151	48,155,151	—	—
Semiconductors & Semiconductor Equipment	41,113,585	41,113,585	—	—
Software & Services	194,024,299	194,024,299	—	—
Technology Hardware & Equipment	6,690,968	6,690,968	—	—
Transportation	6,193,521	6,193,521	—	—
Utilities	23,862,037	23,862,037	—	—
Short-Term Investments	840,865	—	840,865	—
Total	$830,390,099	$829,549,234	$840,865	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Cap Growth HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 1.4%
46,196	Modine Manufacturing Co.*	$5,355,503
30,828	Patrick Industries, Inc.	2,561,190
		7,916,693
	Banks - 1.7%
96,700	Synovus Financial Corp.	4,953,941
49,207	Triumph Financial, Inc.*	4,471,932
		9,425,873
	Capital Goods - 17.5%
31,594	Applied Industrial Technologies, Inc.	7,565,815
101,979	Archer Aviation, Inc. Class A*	994,295
109,000	AZEK Co., Inc.*	5,174,230
26,433	AZZ, Inc.	2,165,391
120,126	Bloom Energy Corp. Class A*(1)	2,667,999
20,970	Boise Cascade Co.	2,492,494
46,120	Chart Industries, Inc.*	8,801,541
146,011	Fluor Corp.*	7,201,263
85,801	FTAI Aviation Ltd.	12,358,776
418,650	Hillman Solutions Corp.*	4,077,651
48,581	John Bean Technologies Corp.	6,174,645
23,555	Moog, Inc. Class A	4,636,566
16,225	MYR Group, Inc.*	2,413,793
101,618	NEXTracker, Inc. Class A*	3,712,106
42,157	Primoris Services Corp.	3,220,795
128,079	Rocket Lab USA, Inc.*(1)	3,262,172
92,583	Rush Enterprises, Inc. Class A	5,072,623
45,891	SPX Technologies, Inc.*	6,678,058
49,234	Tecnoglass, Inc.	3,905,241
11,995	Valmont Industries, Inc.	3,678,507
72,652	WillScot Holdings Corp.*	2,430,209
		98,684,170
	Commercial & Professional Services - 5.8%
190,850	ACV Auctions, Inc. Class A*	4,122,360
6,964	CACI International, Inc. Class A*	2,813,874
43,767	Casella Waste Systems, Inc. Class A*	4,630,986
71,900	CBIZ, Inc.*	5,883,577
20,935	Huron Consulting Group, Inc.*	2,601,383
51,853	Innodata, Inc.*	2,049,231
54,413	KBR, Inc.	3,152,145
299,040	Verra Mobility Corp.*	7,230,787
		32,484,343
	Consumer Discretionary Distribution & Retail - 2.8%
34,462	Abercrombie & Fitch Co. Class A*	5,151,035
23,389	Boot Barn Holdings, Inc.*	3,550,918
32,125	Chewy, Inc. Class A*	1,075,866
25,156	Five Below, Inc.*	2,640,374
73,589	Wayfair, Inc. Class A*(1)	3,261,465
		15,679,658
	Consumer Durables & Apparel - 3.6%
7,442	Cavco Industries, Inc.*	3,320,843
20,830	Century Communities, Inc.	1,528,089
26,496	Installed Building Products, Inc.	4,643,424
44,812	PVH Corp.	4,738,869
79,839	Smith Douglas Homes Corp.*	2,047,072
106,902	YETI Holdings, Inc.*	4,116,796
		20,395,093
	Consumer Services - 2.2%
159,969	Sweetgreen, Inc. Class A*	5,128,606
6,877	Wingstop, Inc.	1,954,443
51,183	Wyndham Hotels & Resorts, Inc.	5,158,735
		12,241,784
	Energy - 2.3%
58,130	Cactus, Inc. Class A	3,392,467
20,204	Gulfport Energy Corp.*	3,721,577
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Energy - 2.3% - (continued)
52,654	Kodiak Gas Services, Inc.	$2,149,863
62,125	Matador Resources Co.	3,495,152
		12,759,059
	Equity Real Estate Investment Trusts (REITs) - 2.4%
146,582	CareTrust, Inc. REIT	3,965,043
163,752	Macerich Co. REIT	3,261,940
65,384	Phillips Edison & Co., Inc. REIT	2,449,285
39,241	Ryman Hospitality Properties, Inc. REIT	4,094,406
		13,770,674
	Financial Services - 5.9%
16,443	Evercore, Inc. Class A	4,557,835
40,242	Hamilton Lane, Inc. Class A	5,957,828
40,894	Mr. Cooper Group, Inc.*	3,926,233
169,514	Remitly Global, Inc.*	3,825,931
123,345	StepStone Group, Inc. Class A	7,139,209
54,892	Stifel Financial Corp.	5,822,943
12,343	WEX, Inc.*	2,163,975
		33,393,954
	Food, Beverage & Tobacco - 0.9%
33,800	Freshpet, Inc.*	5,006,118
	Health Care Equipment & Services - 10.0%
62,438	Acadia Healthcare Co., Inc.*	2,475,667
75,252	AtriCure, Inc.*	2,299,701
17,235	Encompass Health Corp.	1,591,652
56,180	Ensign Group, Inc.	7,464,075
38,683	Glaukos Corp.*	5,800,129
45,917	Haemonetics Corp.*	3,585,199
48,276	HealthEquity, Inc.*	4,632,082
192,469	Hims & Hers Health, Inc.*	4,653,900
6,302	Inspire Medical Systems, Inc.*	1,168,265
45,830	iRhythm Technologies, Inc.*	4,132,491
41,399	Lantheus Holdings, Inc.*	3,703,554
41,826	Merit Medical Systems, Inc.*	4,045,411
141,442	Option Care Health, Inc.*	3,281,454
36,803	PROCEPT BioRobotics Corp.*	2,963,378
66,434	RadNet, Inc.*	4,639,751
		56,436,709
	Household & Personal Products - 2.1%
77,054	BellRing Brands, Inc.*	5,805,248
46,370	Interparfums, Inc.	6,098,119
		11,903,367
	Insurance - 0.7%
8,400	SiriusPoint Ltd.*	137,676
1,837	White Mountains Insurance Group Ltd.	3,573,075
		3,710,751
	Materials - 3.9%
59,549	ATI, Inc.*	3,277,577
109,888	Axalta Coating Systems Ltd.*	3,760,367
68,654	Cabot Corp.	6,268,797
18,249	Carpenter Technology Corp.	3,097,038
62,317	Commercial Metals Co.	3,090,923
57,042	FMC Corp.	2,772,812
		22,267,514
	Media & Entertainment - 0.4%
62,569	Cargurus, Inc.*	2,286,271
	Pharmaceuticals, Biotechnology & Life Sciences - 14.3%
70,525	Akero Therapeutics, Inc.*	1,962,005
247,482	Amicus Therapeutics, Inc.*	2,331,280
41,008	Apellis Pharmaceuticals, Inc.*	1,308,565
32,999	Apogee Therapeutics, Inc.*	1,494,855
103,168	Avidity Biosciences, Inc.*	3,000,125
34,235	Axsome Therapeutics, Inc.*	2,896,623
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.3% - (continued)
15,703	Biohaven Ltd.*	$586,507
51,305	Blueprint Medicines Corp.*	4,474,822
100,095	Celldex Therapeutics, Inc.*	2,529,401
105,265	Crinetics Pharmaceuticals, Inc.*	5,382,199
269,226	Cytek Biosciences, Inc.*	1,747,277
41,399	Cytokinetics, Inc.*	1,947,409
61,307	Denali Therapeutics, Inc.*	1,249,437
38,222	Disc Medicine, Inc.*	2,423,275
741,158	Geron Corp.*	2,623,699
32,068	Insmed, Inc.*	2,213,975
52,907	Ionis Pharmaceuticals, Inc.*	1,849,629
30,466	Janux Therapeutics, Inc.*	1,631,150
55,214	Kymera Therapeutics, Inc.*	2,221,259
58,452	MBX Biosciences, Inc.*(1)	1,077,270
70,952	Nurix Therapeutics, Inc.*	1,336,736
23,093	Nuvalent, Inc. Class A*	1,807,720
43,462	Protagonist Therapeutics, Inc.*	1,677,633
62,221	PTC Therapeutics, Inc.*	2,808,656
83,713	REVOLUTION Medicines, Inc.*	3,661,607
148,858	Rocket Pharmaceuticals, Inc.*	1,871,145
64,066	Scholar Rock Holding Corp.*	2,768,932
33,609	Soleno Therapeutics, Inc.*	1,510,725
50,504	Spyre Therapeutics, Inc.*	1,175,733
37,996	Structure Therapeutics, Inc. ADR*	1,030,452
24,338	Twist Bioscience Corp.*	1,130,987
36,594	Ultragenyx Pharmaceutical, Inc.*	1,539,510
67,061	Vaxcyte, Inc.*	5,489,613
66,155	Veracyte, Inc.*	2,619,738
46,196	Vericel Corp.*	2,536,622
58,504	Verona Pharma PLC ADR*	2,716,926
		80,633,497
	Semiconductors & Semiconductor Equipment - 4.8%
31,337	Cirrus Logic, Inc.*	3,120,538
83,182	Credo Technology Group Holding Ltd.*	5,590,662
92,443	FormFactor, Inc.*	4,067,492
36,150	MKS Instruments, Inc.	3,773,699
49,025	Power Integrations, Inc.	3,024,843
88,814	Rambus, Inc.*	4,694,708
47,493	Semtech Corp.*	2,937,442
		27,209,384
	Software & Services - 11.5%
35,933	Agilysys, Inc.*	4,732,736
15,947	Appfolio, Inc. Class A*	3,934,444
243,119	Aurora Innovation, Inc.*	1,531,650
227,583	AvePoint, Inc.*	3,757,395
33,094	Blackbaud, Inc.*	2,446,309
357,239	CCC Intelligent Solutions Holdings, Inc.*	4,190,414
186,010	Clearwater Analytics Holdings, Inc. Class A*	5,118,995
199,610	Grid Dynamics Holdings, Inc.*	4,439,326
18,645	Guidewire Software, Inc.*	3,143,174
142,231	Informatica, Inc. Class A*	3,688,050
91,079	Intapp, Inc.*	5,837,253
281,099	Jamf Holding Corp.*	3,949,441
129,355	MARA Holdings, Inc.*(1)	2,169,283
45,334	Pegasystems, Inc.	4,225,129
53,882	Sprout Social, Inc. Class A*	1,654,716
22,102	SPS Commerce, Inc.*	4,066,547
227,067	Terawulf, Inc.*	1,285,199
66,884	Varonis Systems, Inc.*	2,971,656
71,369	Verint Systems, Inc.*	1,959,079
		65,100,796
	Technology Hardware & Equipment - 3.2%
32,808	ePlus, Inc.*	2,423,855
22,168	Fabrinet*	4,874,300
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Technology Hardware & Equipment - 3.2% - (continued)
23,389	Insight Enterprises, Inc.*		$3,557,467
52,115	Napco Security Technologies, Inc.		1,853,209
21,492	Novanta, Inc.*		3,283,333
227,374	Viavi Solutions, Inc.*		2,296,477
			18,288,641
	Transportation - 0.7%
80,370	Knight-Swift Transportation Holdings, Inc.		4,262,825
	Total Common Stocks (cost $421,274,107)		$553,857,174
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
22,610	iShares Russell 2000 Growth ETF (1)		$6,507,610
	Total Exchange-Traded Funds (cost $6,953,068)		$6,507,610
	Total Long-Term Investments (cost $428,227,175)		$560,364,784
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
$ 691,798	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $691,969; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $705,682		$691,798
	Securities Lending Collateral - 1.1%
932,080	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(2)		932,080
3,106,936	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(2)		3,106,936
932,081	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(2)		932,081
932,081	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(2)		932,081
			5,903,178
	Total Short-Term Investments (cost $6,594,976)		$6,594,976
	Total Investments (cost $434,822,151)	100.5%	$566,959,760
	Other Assets and Liabilities	(0.5)%	(2,647,319)
	Net Assets	100.0%	$564,312,441
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

28

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2024

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,916,693	$7,916,693	$—	$—
Banks	9,425,873	9,425,873	—	—
Capital Goods	98,684,170	98,684,170	—	—
Commercial & Professional Services	32,484,343	32,484,343	—	—
Consumer Discretionary Distribution & Retail	15,679,658	15,679,658	—	—
Consumer Durables & Apparel	20,395,093	20,395,093	—	—
Consumer Services	12,241,784	12,241,784	—	—
Energy	12,759,059	12,759,059	—	—
Equity Real Estate Investment Trusts (REITs)	13,770,674	13,770,674	—	—
Financial Services	33,393,954	33,393,954	—	—
Food, Beverage & Tobacco	5,006,118	5,006,118	—	—
Health Care Equipment & Services	56,436,709	56,436,709	—	—
Household & Personal Products	11,903,367	11,903,367	—	—
Insurance	3,710,751	3,710,751	—	—
Materials	22,267,514	22,267,514	—	—
Media & Entertainment	2,286,271	2,286,271	—	—
Pharmaceuticals, Biotechnology & Life Sciences	80,633,497	80,633,497	—	—
Semiconductors & Semiconductor Equipment	27,209,384	27,209,384	—	—
Software & Services	65,100,796	65,100,796	—	—
Technology Hardware & Equipment	18,288,641	18,288,641	—	—
Transportation	4,262,825	4,262,825	—	—
Exchange-Traded Funds	6,507,610	6,507,610	—	—
Short-Term Investments	6,594,976	5,903,178	691,798	—
Total	$566,959,760	$566,267,962	$691,798	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

29

Hartford Small Company HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 0.6%
27,658	Visteon Corp.*	$2,453,818
	Banks - 1.1%
140,210	Cadence Bank	4,830,235
	Capital Goods - 17.0%
15,722	Acuity Brands, Inc.	4,592,868
158,267	Ameresco, Inc. Class A*	3,716,109
56,943	Applied Industrial Technologies, Inc.	13,636,140
342,257	Archer Aviation, Inc.*(1)	3,337,006
206,105	AZEK Co., Inc.*	9,783,804
13,540	Comfort Systems USA, Inc.	5,741,772
12,362	Curtiss-Wright Corp.	4,386,903
219,090	Fluor Corp.*	10,805,519
68,737	NEXTracker, Inc. Class A*	2,510,963
92,266	Rush Enterprises, Inc. Class A	5,055,254
248,696	Shoals Technologies Group, Inc. Class A*	1,375,289
204,005	Zurn Elkay Water Solutions Corp.	7,609,387
		72,551,014
	Commercial & Professional Services - 7.8%
107,481	Aris Water Solutions, Inc. Class A	2,574,170
68,713	Casella Waste Systems, Inc. Class A*	7,270,523
223,926	ExlService Holdings, Inc.*	9,937,836
36,987	TriNet Group, Inc.	3,357,310
416,585	Verra Mobility Corp.*	10,073,025
		33,212,864
	Consumer Discretionary Distribution & Retail - 3.4%
16,258	Abercrombie & Fitch Co. Class A*	2,430,083
41,787	Boot Barn Holdings, Inc.*	6,344,102
62,852	Global-e Online Ltd.*	3,427,320
43,094	Tory Burch LLC*(2)(3)	2,411,542
		14,613,047
	Consumer Durables & Apparel - 1.7%
82,465	Champion Homes, Inc.*	7,265,166
	Consumer Services - 4.0%
593,416	Genius Sports Ltd.*	5,133,049
49,854	H&R Block, Inc.	2,634,285
35,878	Stride, Inc.*	3,728,801
63,040	Sweetgreen, Inc. Class A*	2,021,062
13,127	Wingstop, Inc.	3,730,693
		17,247,890
	Energy - 3.1%
85,992	Cactus, Inc. Class A	5,018,493
166,146	Viper Energy, Inc.	8,152,784
		13,171,277
	Equity Real Estate Investment Trusts (REITs) - 3.1%
51,895	American Healthcare, Inc. REIT	1,474,856
111,916	Macerich Co. REIT	2,229,367
83,763	Phillips Edison & Co., Inc. REIT	3,137,762
61,943	Ryman Hospitality Properties, Inc. REIT	6,463,132
		13,305,117
	Financial Services - 3.9%
6,345	Evercore, Inc. Class A	1,758,771
157,394	HA Sustainable Infrastructure Capital, Inc.	4,222,881
21,525	Hamilton Lane, Inc. Class A	3,186,776
48,404	PJT Partners, Inc. Class A	7,638,635
		16,807,063
	Health Care Equipment & Services - 11.2%
49,620	Acadia Healthcare Co., Inc.*	1,967,433
402,629	Alignment Healthcare, Inc.*	4,529,576
22,425	GeneDx Holdings Corp.*	1,723,586
50,361	Glaukos Corp.*	7,551,128
67,487	Haemonetics Corp.*	5,269,385
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Equipment & Services - 11.2% - (continued)
52,001	HealthEquity, Inc.*	$4,989,496
225,317	Hims & Hers Health, Inc.*	5,448,165
22,480	Inspire Medical Systems, Inc.*	4,167,342
18,726	PACS Group, Inc.*	245,498
124,819	PROCEPT BioRobotics Corp.*	10,050,426
26,348	TransMedics Group, Inc.*	1,642,798
		47,584,833
	Household & Personal Products - 1.3%
71,426	BellRing Brands, Inc.*	5,381,235
	Insurance - 1.4%
350,384	SiriusPoint Ltd.*	5,742,794
	Materials - 2.2%
102,362	Cabot Corp.	9,346,674
	Media & Entertainment - 3.1%
122,943	Cargurus, Inc.*	4,492,337
116,999	Criteo SA ADR*	4,628,480
77,319	Ziff Davis, Inc.*	4,201,515
		13,322,332
	Pharmaceuticals, Biotechnology & Life Sciences - 16.4%
41,339	Akero Therapeutics, Inc.*	1,150,051
203,191	Amicus Therapeutics, Inc.*	1,914,059
30,774	Apellis Pharmaceuticals, Inc.*	981,998
41,009	Apogee Therapeutics, Inc.*	1,857,708
74,386	Avidity Biosciences, Inc.*	2,163,145
39,298	Biohaven Ltd.*	1,467,780
44,683	Blueprint Medicines Corp.*	3,897,251
86,605	Celldex Therapeutics, Inc.*	2,188,508
79,269	Crinetics Pharmaceuticals, Inc.*	4,053,024
47,838	Cytokinetics, Inc.*	2,250,300
21,395	Disc Medicine, Inc.*	1,356,443
464,635	Geron Corp.*	1,644,808
113,432	Immatics NV*	806,502
27,764	Immunocore Holdings PLC ADR*	819,038
48,781	Insmed, Inc.*	3,367,840
39,140	Intellia Therapeutics, Inc.*	456,372
46,198	Intra-Cellular Therapies, Inc.*	3,858,457
20,470	Janux Therapeutics, Inc.*	1,095,964
33,126	Kymera Therapeutics, Inc.*	1,332,659
44,924	Merus NV*	1,889,054
68,466	Nurix Therapeutics, Inc.*	1,289,900
32,230	Nuvalent, Inc. Class A*	2,522,964
46,018	Protagonist Therapeutics, Inc.*	1,776,295
26,011	Prothena Corp. PLC*	360,252
47,448	PTC Therapeutics, Inc.*	2,141,803
94,442	REVOLUTION Medicines, Inc.*	4,130,893
137,123	Rocket Pharmaceuticals, Inc.*	1,723,636
322,998	Savara, Inc.*	991,604
49,748	Scholar Rock Holding Corp.*	2,150,109
16,539	Soleno Therapeutics, Inc.*	743,428
38,009	Structure Therapeutics, Inc. ADR*	1,030,804
55,740	Vaxcyte, Inc.*	4,562,876
83,869	Vericel Corp.*	4,605,247
75,318	Verona Pharma PLC ADR*	3,497,768
		70,078,540
	Semiconductors & Semiconductor Equipment - 4.1%
58,099	Credo Technology Group Holding Ltd.*	3,904,834
29,462	MKS Instruments, Inc.	3,075,538
27,717	SiTime Corp.*	5,946,128
37,588	Synaptics, Inc.*	2,868,716
11,717	Universal Display Corp.	1,713,026
		17,508,242
	Software & Services - 9.0%
465,991	AvePoint, Inc.*	7,693,511
The accompanying notes are an integral part of these financial statements.

30

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Software & Services - 9.0% - (continued)
234,505	Clearwater Analytics Holdings, Inc. Class A*		$6,453,578
25,369	CyberArk Software Ltd.*		8,451,682
85,390	DoubleVerify Holdings, Inc.*		1,640,342
66,508	Informatica, Inc. Class A*		1,724,552
58,783	Intapp, Inc.*		3,767,403
266,807	Jamf Holding Corp.*		3,748,638
108,566	SentinelOne, Inc. Class A*		2,410,165
80,095	Sprout Social, Inc. Class A*		2,459,718
			38,349,589
	Technology Hardware & Equipment - 4.4%
46,929	Calix, Inc.*		1,636,414
32,882	ePlus, Inc.*		2,429,322
21,407	Fabrinet*		4,706,971
100,204	Ingram Micro Holding Corp.*		1,942,956
31,491	Novanta, Inc.*		4,810,880
42,966	PAR Technology Corp.*		3,122,339
			18,648,882
	Total Common Stocks (cost $332,398,804)		$421,420,612
EXCHANGE-TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
13,646	iShares Russell 2000 Growth ETF (1)		$3,927,592
	Total Exchange-Traded Funds (cost $4,054,342)		$3,927,592
	Total Long-Term Investments (cost $336,453,146)		$425,348,204
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.1%
$ 314,546	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $314,624; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $320,865		$314,546
	Securities Lending Collateral - 1.2%
834,898	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(4)		834,898
2,782,995	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(4)		2,782,995
834,899	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(4)		834,899
834,899	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(4)		834,899
			5,287,691
	Total Short-Term Investments (cost $5,602,237)		$5,602,237
	Total Investments (cost $342,055,383)	101.0%	$430,950,441
	Other Assets and Liabilities	(1.0)%	(4,220,745)
	Net Assets	100.0%	$426,729,696
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,411,542 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$3,377,559	$2,411,542

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

31

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,453,818	$2,453,818	$—	$—
Banks	4,830,235	4,830,235	—	—
Capital Goods	72,551,014	69,214,008	3,337,006	—
Commercial & Professional Services	33,212,864	33,212,864	—	—
Consumer Discretionary Distribution & Retail	14,613,047	12,201,505	—	2,411,542
Consumer Durables & Apparel	7,265,166	7,265,166	—	—
Consumer Services	17,247,890	17,247,890	—	—
Energy	13,171,277	13,171,277	—	—
Equity Real Estate Investment Trusts (REITs)	13,305,117	13,305,117	—	—
Financial Services	16,807,063	16,807,063	—	—
Health Care Equipment & Services	47,584,833	47,584,833	—	—
Household & Personal Products	5,381,235	5,381,235	—	—
Insurance	5,742,794	5,742,794	—	—
Materials	9,346,674	9,346,674	—	—
Media & Entertainment	13,322,332	13,322,332	—	—
Pharmaceuticals, Biotechnology & Life Sciences	70,078,540	70,078,540	—	—
Semiconductors & Semiconductor Equipment	17,508,242	17,508,242	—	—
Software & Services	38,349,589	38,349,589	—	—
Technology Hardware & Equipment	18,648,882	18,648,882	—	—
Exchange-Traded Funds	3,927,592	3,927,592	—	—
Short-Term Investments	5,602,237	5,287,691	314,546	—
Total	$430,950,441	$424,887,347	$3,651,552	$2,411,542

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

32

Hartford Stock HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Capital Goods - 8.9%
42,870	Deere & Co.	$18,164,019
53,114	General Dynamics Corp.	13,995,008
172,314	Honeywell International, Inc.	38,924,009
31,808	Lockheed Martin Corp.	15,456,780
59,449	Northrop Grumman Corp.	27,898,821
		114,438,637
	Commercial & Professional Services - 2.4%
105,019	Automatic Data Processing, Inc.	30,742,212
	Consumer Discretionary Distribution & Retail - 4.8%
64,787	Home Depot, Inc.	25,201,495
299,547	TJX Cos., Inc.	36,188,273
		61,389,768
	Consumer Durables & Apparel - 2.6%
440,058	NIKE, Inc. Class B	33,299,189
	Consumer Services - 3.8%
169,159	McDonald's Corp.	49,037,502
	Equity Real Estate Investment Trusts (REITs) - 1.9%
67,771	American Tower Corp. REIT	12,429,879
41,140	Public Storage REIT	12,318,962
		24,748,841
	Financial Services - 9.3%
81,627	American Express Co.	24,226,078
76,676	Mastercard, Inc. Class A	40,375,281
33,762	S&P Global, Inc.	16,814,489
118,853	Visa, Inc. Class A	37,562,302
		118,978,150
	Food, Beverage & Tobacco - 8.8%
540,649	Coca-Cola Co.	33,660,807
1,142,372	Diageo PLC	36,302,092
139,928	Nestle SA	11,480,136
204,726	PepsiCo, Inc.	31,130,635
		112,573,670
	Health Care Equipment & Services - 11.3%
308,615	Abbott Laboratories	34,907,443
214,155	Medtronic PLC	17,106,701
137,328	Stryker Corp.	49,444,947
86,770	UnitedHealth Group, Inc.	43,893,472
		145,352,563
	Household & Personal Products - 4.7%
260,542	Colgate-Palmolive Co.	23,685,873
216,051	Procter & Gamble Co.	36,220,950
		59,906,823
	Insurance - 4.7%
109,841	Chubb Ltd.	30,349,069
138,508	Marsh & McLennan Cos., Inc.	29,420,484
		59,769,553
	Materials - 4.6%
102,104	Ecolab, Inc.	23,925,009
85,262	Linde PLC	35,696,642
		59,621,651
	Media & Entertainment - 1.7%
117,059	Alphabet, Inc. Class A	22,159,269
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
174,862	Danaher Corp.	40,139,572
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6% - (continued)
177,905	Johnson & Johnson		$25,728,621
147,206	Merck & Co., Inc.		14,644,053
99,990	Zoetis, Inc.		16,291,371
			96,803,617
	Semiconductors & Semiconductor Equipment - 2.7%
186,298	Texas Instruments, Inc.		34,932,738
	Software & Services - 8.8%
114,042	Accenture PLC Class A		40,118,835
33,663	Intuit, Inc.		21,157,196
122,067	Microsoft Corp.		51,451,240
			112,727,271
	Technology Hardware & Equipment - 4.5%
229,708	Apple, Inc.		57,523,477
	Transportation - 5.3%
261,935	Canadian National Railway Co.		26,598,944
106,571	Union Pacific Corp.		24,302,451
136,136	United Parcel Service, Inc. Class B		17,166,749
			68,068,144
	Total Common Stocks (cost $694,901,363)		$1,262,073,075
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 4,944,698	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $4,945,920; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $5,043,662		$4,944,698
	Total Short-Term Investments (cost $4,944,698)		$4,944,698
	Total Investments (cost $699,846,061)	98.8%	$1,267,017,773
	Other Assets and Liabilities	1.2%	14,780,739
	Net Assets	100.0%	$1,281,798,512
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

33

Hartford Stock HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$114,438,637	$114,438,637	$—	$—
Commercial & Professional Services	30,742,212	30,742,212	—	—
Consumer Discretionary Distribution & Retail	61,389,768	61,389,768	—	—
Consumer Durables & Apparel	33,299,189	33,299,189	—	—
Consumer Services	49,037,502	49,037,502	—	—
Equity Real Estate Investment Trusts (REITs)	24,748,841	24,748,841	—	—
Financial Services	118,978,150	118,978,150	—	—
Food, Beverage & Tobacco	112,573,670	64,791,442	47,782,228	—
Health Care Equipment & Services	145,352,563	145,352,563	—	—
Household & Personal Products	59,906,823	59,906,823	—	—
Insurance	59,769,553	59,769,553	—	—
Materials	59,621,651	59,621,651	—	—
Media & Entertainment	22,159,269	22,159,269	—	—
Pharmaceuticals, Biotechnology & Life Sciences	96,803,617	96,803,617	—	—
Semiconductors & Semiconductor Equipment	34,932,738	34,932,738	—	—
Software & Services	112,727,271	112,727,271	—	—
Technology Hardware & Equipment	57,523,477	57,523,477	—	—
Transportation	68,068,144	68,068,144	—	—
Short-Term Investments	4,944,698	—	4,944,698	—
Total	$1,267,017,773	$1,214,290,847	$52,726,926	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

34

Hartford Total Return Bond HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2%
	Asset-Backed - Automobile - 1.5%
$ 1,255,642	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$1,258,382
1,284,453	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	1,288,927
	Avis Budget Rental Car Funding AESOP LLC
1,220,000	5.36%, 06/20/2030(1)	1,236,922
645,000	5.58%, 12/20/2030(1)	644,953
1,510,000	5.90%, 08/21/2028(1)	1,541,976
1,489,817	Carvana Auto Receivables Trust 4.13%, 04/12/2027	1,486,982
795,635	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	797,342
1,470,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,488,913
1,135,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	1,137,681
630,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	636,728
	Flagship Credit Auto Trust
2,031,000	4.69%, 07/17/2028(1)	2,027,893
570,000	5.05%, 01/18/2028(1)	570,799
	GLS Auto Receivables Issuer Trust
1,425,000	4.89%, 04/16/2029(1)	1,421,885
82,869	4.92%, 01/15/2027(1)	82,871
3,980,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	4,043,618
	Santander Drive Auto Receivables Trust
1,142,274	4.98%, 02/15/2028	1,143,166
2,000,000	5.61%, 07/17/2028	2,018,310
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,004,691
655,000	Westlake Automobile Receivables Trust 5.41%, 01/18/2028(1)	657,238
1,090,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,094,545
		25,583,822
	Asset-Backed - Home Equity - 0.3%
692,858	Fieldstone Mortgage Investment Trust 4.99%, 05/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	506,184
	GSAA Home Equity Trust
4,100,620	4.61%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	1,120,712
1,846,190	4.81%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	414,850
477,933	5.98%, 06/25/2036(3)	115,565
2,230,859	GSAMP Trust 4.54%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	1,312,968
51,348	Morgan Stanley ABS Capital I, Inc. Trust 4.75%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	43,130
1,141,439	Morgan Stanley Mortgage Loan Trust 4.79%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	313,992
332,230	Securitized Asset-Backed Receivables LLC Trust 4.63%, 07/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	114,191
	Soundview Home Loan Trust
1,420,286	4.63%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	1,284,341
295,708	4.95%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	274,587
		5,500,520
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
$ 1,542,111	1.11%, 02/18/2070(1)	$1,346,533
1,946,675	5.51%, 10/15/2071(1)	1,950,103
		3,296,636
	Commercial Mortgage-Backed Securities - 3.7%
1,688,000	280 Park Avenue Mortgage Trust 6.90%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,590,540
	BBCMS Mortgage Trust
23,338,650	1.44%, 02/15/2050(3)(4)	539,884
7,938,666	1.62%, 02/15/2057(3)(4)	812,522
925,000	3.66%, 04/15/2055(3)	828,752
	Benchmark Mortgage Trust
17,126,049	0.47%, 07/15/2051(3)(4)	214,053
7,610,420	0.53%, 01/15/2051(3)(4)	99,380
8,183,620	1.07%, 08/15/2052(3)(4)	261,012
21,373,027	1.22%, 03/15/2062(3)(4)	917,845
10,316,247	1.51%, 01/15/2054(3)(4)	729,333
2,652,894	1.78%, 07/15/2053(3)(4)	139,202
3,395,000	BOCA Commercial Mortgage Trust 6.74%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	3,398,178
	BPR Trust
820,000	5.85%, 11/05/2041(1)(3)	815,758
2,335,000	7.63%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,334,291
	BX Trust
2,534,307	6.85%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	2,546,163
328,000	7.44%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	328,709
2,920,000	CAMB Commercial Mortgage Trust 7.25%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,899,911
3,173,671	CD Mortgage Trust 2.46%, 08/10/2049	3,061,074
	Citigroup Commercial Mortgage Trust
11,474,848	1.01%, 04/10/2048(3)(4)	115
2,357,000	4.01%, 11/15/2049(3)	1,927,107
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	771,935
860,000	3.90%, 01/10/2039(1)(3)	749,903
1,106,000	6.51%, 12/10/2041(1)(3)	1,118,489
3,104	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	3,096
	CSAIL Commercial Mortgage Trust
39,547,429	0.67%, 06/15/2057(3)(4)	34,003
2,068,180	0.86%, 11/15/2048(3)(4)	9,229
6,748,038	1.85%, 01/15/2049(3)(4)	92,707
4,192,779	DBJPM Mortgage Trust 1.70%, 09/15/2053(3)(4)	189,511
	DC Trust
760,000	5.73%, 04/13/2040(1)(3)	764,919
380,000	7.04%, 04/13/2040(1)(3)	384,530
2,360,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(3)	2,334,897
4,323,778	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	3,581,133
	GS Mortgage Securities Trust
1,787,514	0.37%, 07/10/2046(3)(4)	18
610,620	4.74%, 08/10/2044(1)(3)(4)	360
2,006,911	4.93%, 04/10/2047(1)(3)	1,575,425
	HTL Commercial Mortgage Trust
1,065,000	6.56%, 05/10/2039(1)(3)	1,077,287
585,000	7.09%, 05/10/2039(1)(3)	595,581
The accompanying notes are an integral part of these financial statements.

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
$ 1,224,663	2.73%, 10/15/2045(1)(3)	$1,099,661
1,400,000	2.81%, 01/16/2037(1)	1,246,070
1,290,924	3.57%, 12/15/2047(1)(3)	812,524
	JPMBB Commercial Mortgage Securities Trust
2,696,085	0.37%, 09/15/2047(3)(4)	27
3,375,280	0.52%, 05/15/2048(3)(4)	2,316
1,202,534	Morgan Stanley Bank of America Merrill Lynch Trust 0.95%, 10/15/2048(3)(4)	1,499
	Morgan Stanley Capital I Trust
6,547,483	1.30%, 06/15/2050(3)(4)	130,375
1,645,000	3.91%, 09/09/2032(1)	1,443,487
1,460,000	4.94%, 07/15/2049(1)(3)	1,281,708
95,275	5.24%, 10/12/2052(1)(3)	36,671
1,890,000	NJ Trust 6.48%, 01/06/2029(1)(3)	1,955,899
395,000	ROCK Trust 5.93%, 11/13/2041(1)	395,372
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,048,504
3,530,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(3)	3,680,939
3,155,624	UBS Commercial Mortgage Trust 1.06%, 08/15/2050(3)(4)	67,159
	Wells Fargo Commercial Mortgage Trust
23,959,963	0.86%, 09/15/2057(3)(4)	79,751
10,678,189	0.95%, 05/15/2048(3)(4)	5,285
3,085,000	2.94%, 10/15/2049	2,984,740
430,000	4.07%, 05/15/2048(3)	396,166
	Wells Fargo NA
19,587,325	0.58%, 11/15/2062(3)(4)	481,035
9,599,227	0.63%, 11/15/2062(3)(4)	262,773
32,197,173	0.71%, 11/15/2050(3)(4)	533,060
3,627,962	0.75%, 11/15/2054(3)(4)	65,317
17,578,970	0.81%, 09/15/2062(3)(4)	545,987
33,383,181	0.87%, 01/15/2063(3)(4)	1,151,272
12,473,665	0.88%, 05/15/2062(3)(4)	390,942
5,534,827	1.00%, 02/15/2056(3)(4)	320,736
20,428,114	1.76%, 03/15/2063(3)(4)	1,604,806
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(3)	511,200
		63,262,133
	Other Asset-Backed Securities - 5.0%
328,016	AASET Trust 3.35%, 01/16/2040(1)	314,907
1,535,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	1,535,893
2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,252,232
3,285,000	Battalion CLO 18 Ltd. 6.82%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,314,161
2,590,000	Benefit Street Partners CLO XXXI Ltd. 6.98%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	2,604,061
375,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	374,264
	CF Hippolyta Issuer LLC
381,691	1.53%, 03/15/2061(1)	361,993
905,503	1.69%, 07/15/2060(1)	884,735
1,019,040	1.99%, 07/15/2060(1)	914,962
579,438	5.97%, 08/15/2062(1)	579,208
3,755,039	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,740,958
4,485,000	Columbia Cent CLO 27 Ltd. 6.08%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,486,821
1,150,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,167,267
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Other Asset-Backed Securities - 5.0% - (continued)
	Domino's Pizza Master Issuer LLC
$ 2,256,200	2.66%, 04/25/2051(1)	$2,049,443
1,392,000	3.67%, 10/25/2049(1)	1,289,479
3,103,062	4.12%, 07/25/2048(1)	3,084,555
3,085,000	Elmwood CLO 19 Ltd. 7.05%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	3,110,868
2,155,000	Elmwood CLO 23 Ltd. 6.90%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	2,163,562
4,834,493	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,736,914
1,830,000	Golub Capital Partners CLO 68B Ltd. 7.43%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,846,770
1,390,000	Invesco U.S. CLO Ltd. 6.92%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,395,343
1,725,000	Madison Park Funding LXVII Ltd. 6.14%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	1,737,781
1,955,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	1,802,557
244,647	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	240,595
3,005,000	Octagon 61 Ltd. 6.97%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,010,202
	Progress Residential Trust
3,265,460	1.51%, 10/17/2038(1)	3,098,412
1,100,518	3.20%, 04/17/2039(1)	1,054,731
1,796,018	4.30%, 03/17/2040(1)	1,748,330
854,703	4.45%, 06/17/2039(1)	843,621
1,384,794	4.75%, 10/27/2039(1)	1,373,712
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,281,886
4,490,000	RR 23 Ltd. 7.31%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	4,511,372
342,617	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	322,070
1,060,000	SCF Equipment Leasing LLC 5.56%, 04/20/2032(1)	1,075,499
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,902,729
1,010,000	5.90%, 03/25/2049(1)	1,026,687
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,394,714
6,615,000	Symphony CLO XXV Ltd. 5.86%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	6,614,967
2,580,000	Texas Debt Capital CLO Ltd. 6.92%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,589,868
3,146,175	Tricon Residential Trust 4.85%, 07/17/2040(1)	3,118,593
1,934,082	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,852,960
	Wingstop Funding LLC
1,359,300	2.84%, 12/05/2050(1)	1,270,856
870,000	5.86%, 12/05/2054(1)	863,639
		86,944,177
	Whole Loan Collateral CMO - 7.5%
	Angel Oak Mortgage Trust
1,057,475	0.91%, 01/25/2066(1)(3)	898,460
627,064	0.99%, 04/25/2053(1)(3)	591,276
959,411	0.99%, 04/25/2066(1)(3)	811,281
1,623,556	1.82%, 11/25/2066(1)(3)	1,409,960
896,055	2.88%, 12/25/2066(1)(5)	809,823
1,042,852	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	997,133
	Banc of America Funding Trust
470,774	5.08%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	426,505
The accompanying notes are an integral part of these financial statements.

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
$ 1,841,109	5.77%, 05/25/2037(3)	$1,572,337
70,219	6.35%, 01/25/2037(5)	63,233
419,432	BCAP LLC Trust 4.81%, 03/25/2037, 1 mo. USD Term SOFR + 0.47%(2)	367,535
370,996	Bear Stearns ALT-A Trust 4.95%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	346,384
87,414	Bear Stearns ARM Trust 7.08%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	82,003
153,311	Bear Stearns Mortgage Funding Trust 4.81%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	136,095
	BRAVO Residential Funding Trust
537,955	0.94%, 02/25/2049(1)(3)	481,788
397,109	0.97%, 03/25/2060(1)(3)	377,115
	CHL Mortgage Pass-Through Trust
182,256	4.62%, 11/20/2035(3)	165,100
841,576	4.94%, 09/25/2047(3)	757,588
	COLT Mortgage Loan Trust
1,620,953	0.91%, 06/25/2066(1)(3)	1,356,553
3,873,559	1.11%, 10/25/2066(1)(3)	3,242,760
3,342,241	4.55%, 04/25/2067(1)(3)	3,259,986
	Countrywide Alternative Loan Trust
95,124	4.99%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	84,891
532,088	5.09%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	457,107
578,083	5.75%, 05/25/2036	215,862
885,126	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	631,162
	CSMC Trust
1,512,171	0.94%, 05/25/2066(1)(3)	1,243,217
1,882,199	1.84%, 10/25/2066(1)(3)	1,637,796
4,438,898	2.27%, 11/25/2066(1)(3)	3,947,741
1,141,398	3.25%, 04/25/2047(1)(3)	1,020,179
1,049,858	4.10%, 12/27/2060(1)(3)	1,030,815
615,251	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	536,839
	Ellington Financial Mortgage Trust
691,329	0.93%, 06/25/2066(1)(3)	563,551
2,034,256	2.21%, 01/25/2067(1)(3)	1,732,037
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,847,891	2.50%, 08/25/2059	1,493,114
1,667,920	3.50%, 11/25/2057	1,527,584
3,126,816	3.50%, 03/25/2058	2,727,119
4,488,399	3.50%, 07/25/2058	4,061,697
892,397	3.50%, 08/25/2058	799,227
3,365,051	3.50%, 10/25/2058	2,970,005
	Federal National Mortgage Association Connecticut Avenue Securities Trust
726,000	6.37%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	732,534
144,128	6.83%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	144,819
1,244,000	7.66%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,310,646
654,800	7.67%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	672,978
1,547,000	7.72%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,594,638
553,361	8.23%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	569,520
955,677	9.03%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	993,427
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
$ 3,155,000	9.07%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	$3,331,257
3,267,261	First Franklin Mortgage Loan Trust 4.93%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	2,993,639
	GCAT Trust
1,385,074	1.04%, 05/25/2066(1)(3)	1,146,643
1,180,362	1.92%, 08/25/2066(1)(3)	1,076,424
15,101	GMACM Mortgage Loan Trust 3.79%, 04/19/2036(3)	12,257
	GSR Mortgage Loan Trust
583,060	4.74%, 01/25/2036(3)	509,044
746,824	4.75%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	166,740
	HarborView Mortgage Loan Trust
476,881	4.86%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	418,254
1,707,509	4.96%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,585,221
4,199,197	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	3,855,105
589,815	IndyMac INDX Mortgage Loan Trust 3.96%, 03/25/2036(3)	403,897
99,026	JP Morgan Mortgage Trust 5.67%, 04/25/2037(3)	73,633
	Legacy Mortgage Asset Trust
1,007,066	4.75%, 04/25/2061(1)(5)	984,139
1,358,071	4.75%, 07/25/2061(1)(5)	1,354,286
499,030	Lehman XS Trust 4.87%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	443,603
125,654	MASTR Adjustable Rate Mortgages Trust 6.42%, 11/21/2034(3)	118,317
	MFA Trust
155,983	1.01%, 01/26/2065(1)(3)	144,888
973,481	1.03%, 11/25/2064(1)(3)	851,289
696,329	1.15%, 04/25/2065(1)(3)	629,226
	New Residential Mortgage Loan Trust
477,537	0.94%, 10/25/2058(1)(3)	456,607
287,098	2.49%, 09/25/2059(1)(3)	269,218
971,731	3.50%, 08/25/2059(1)(3)	902,924
1,160,226	3.75%, 11/26/2035(1)(3)	1,100,133
1,132,573	3.75%, 11/25/2056(1)(3)	1,060,316
1,119,898	4.00%, 05/25/2057(1)(3)	1,061,257
792,296	4.00%, 12/25/2057(1)(3)	757,191
1,112,714	5.20%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,091,751
955,665	5.95%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	971,358
2,893,634	NMLT Trust 1.19%, 05/25/2056(1)(3)	2,418,016
	OBX Trust
2,303,232	1.05%, 07/25/2061(1)(3)	1,854,305
2,267,001	1.10%, 05/25/2061(1)(3)	1,837,888
944,024	1.96%, 10/25/2061(1)(3)	779,745
3,467,120	2.31%, 11/25/2061(1)(3)	3,037,632
	PRET LLC
1,306,377	4.87%, 07/25/2051(1)(5)	1,301,637
439,290	5.96%, 09/25/2054(1)(5)	435,349
2,484,489	5.98%, 01/25/2052(1)(5)	2,482,790
2,362,884	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	2,344,926
	PRPM LLC
1,752,529	4.79%, 06/25/2026(1)(5)	1,735,958
1,369,519	4.79%, 07/25/2026(1)(5)	1,363,201
1,794,773	4.87%, 04/25/2026(1)(5)	1,781,413
557,516	5.70%, 11/25/2029(1)(5)	558,226
1,860,684	5.87%, 11/25/2029(1)(5)	1,868,984
The accompanying notes are an integral part of these financial statements.

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
$ 472,508	6.36%, 11/25/2025(1)(5)	$473,884
3,027,648	6.61%, 10/25/2025(1)(5)	3,029,225
308,216	RALI Trust 6.00%, 12/25/2035	258,611
513,666	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	475,845
	Starwood Mortgage Residential Trust
426,400	0.94%, 05/25/2065(1)(3)	394,246
2,667,615	1.92%, 11/25/2066(1)(3)	2,302,050
4,892,355	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	4,063,678
	Verus Securitization Trust
834,476	0.92%, 02/25/2064(1)(3)	755,095
1,218,198	0.94%, 07/25/2066(1)(3)	994,596
709,672	1.03%, 02/25/2066(1)(3)	630,820
4,831,427	1.05%, 06/25/2066(1)(3)	4,055,799
1,792,797	1.82%, 11/25/2066(1)(3)	1,595,343
4,365,447	1.83%, 10/25/2066(1)(5)	3,842,508
612,047	4.13%, 02/25/2067(1)(5)	576,078
769,264	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	768,313
	WaMu Mortgage Pass-Through Certificates Trust
537,117	4.22%, 06/25/2037(3)	461,090
1,233,022	4.26%, 12/25/2046, 1 yr. USD MTA + 0.82%(2)	1,020,320
227,010	5.29%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	214,301
		128,331,909
	Total Asset & Commercial Mortgage-Backed Securities (cost $331,915,983)	$312,919,197
CORPORATE BONDS - 23.7%
	Advertising - 0.1%
2,335,000	Lamar Media Corp. 3.63%, 01/15/2031	$2,055,045
	Aerospace/Defense - 0.4%
1,035,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,037,295
	Boeing Co.
335,000	2.95%, 02/01/2030	299,196
315,000	3.20%, 03/01/2029	290,261
105,000	3.75%, 02/01/2050	71,614
885,000	5.15%, 05/01/2030	872,595
465,000	6.39%, 05/01/2031	486,167
135,000	6.53%, 05/01/2034	141,427
	L3Harris Technologies, Inc.
530,000	5.05%, 06/01/2029	529,879
176,000	5.35%, 06/01/2034	175,260
469,000	5.50%, 08/15/2054	450,487
395,000	5.60%, 07/31/2053	382,356
845,000	Northrop Grumman Corp. 5.15%, 05/01/2040	808,440
605,000	RTX Corp. 4.13%, 11/16/2028	588,858
		6,133,835
	Agriculture - 0.4%
1,025,000	BAT Capital Corp. 5.83%, 02/20/2031	1,047,820
	Philip Morris International, Inc.
1,235,000	4.38%, 11/01/2027	1,224,754
690,000	4.75%, 11/01/2031	674,783
1,715,000	5.13%, 02/15/2030	1,724,057
530,000	5.13%, 02/13/2031	530,039
425,000	5.38%, 02/15/2033	425,823
215,000	5.63%, 11/17/2029	221,454
1,190,000	5.63%, 09/07/2033	1,208,963
		7,057,693
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Apparel - 0.3%
$ 550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	$541,461
	Tapestry, Inc.
520,000	5.10%, 03/11/2030	514,271
470,000	5.50%, 03/11/2035	457,150
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,519,898
		5,032,780
	Auto Manufacturers - 0.0%
705,000	Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027(1)	703,884
	Beverages - 0.0%
350,000	Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	349,861
150,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	149,807
		499,668
	Biotechnology - 0.2%
1,300,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	1,297,336
1,945,000	Royalty Pharma PLC 2.15%, 09/02/2031	1,594,170
		2,891,506
	Chemicals - 0.1%
705,000	NOVA Chemicals Corp. 7.00%, 12/01/2031(1)	701,632
1,730,000	OCP SA 6.75%, 05/02/2034(1)	1,764,600
		2,466,232
	Commercial Banks - 5.4%
EUR 800,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	870,992
1,575,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,724,783
	Bank of America Corp.
$ 1,050,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	883,387
940,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	785,299
1,720,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,433,882
1,065,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	867,699
165,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	139,222
1,410,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,242,162
2,420,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	2,080,209
1,475,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	1,358,773
395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(6)	395,831
The accompanying notes are an integral part of these financial statements.

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Commercial Banks - 5.4% - (continued)
$ 210,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	$210,980
1,235,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(6)	1,207,485
1,035,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,053,496
	Bank of Ireland Group PLC
2,610,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,634,779
3,685,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	3,715,282
	Bank of New York Mellon Corp.
420,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	420,576
875,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	872,777
660,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	653,318
1,045,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	1,097,857
	BNP Paribas SA
1,060,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(6)	1,049,021
1,230,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(6)	1,193,044
	BPCE SA
545,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	547,747
255,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(6)	252,710
1,370,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	1,372,720
2,620,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,723,736
1,195,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	1,273,378
310,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	309,764
	Citizens Financial Group, Inc.
800,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	802,786
375,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	380,525
285,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	300,452
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Commercial Banks - 5.4% - (continued)
$ 1,775,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	$1,782,205
655,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	639,790
	Goldman Sachs Group, Inc.
1,410,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,175,096
225,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	191,728
955,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	934,977
430,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	411,519
1,490,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,481,145
965,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	984,887
	HSBC Holdings PLC
1,150,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,032,931
410,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(6)	359,981
1,135,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	1,111,972
990,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(6)	983,428
2,185,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	2,162,422
365,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	370,342
865,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	966,541
	JP Morgan Chase & Co.
1,270,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,071,266
360,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	308,813
170,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	160,982
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	2,162,084
1,450,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(6)	1,437,177
390,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	389,873
The accompanying notes are an integral part of these financial statements.

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Commercial Banks - 5.4% - (continued)
$ 250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(6)	$240,881
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	1,488,535
1,725,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(6)	1,706,483
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	1,353,474
2,160,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,146,284
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,606,101
520,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	532,206
280,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	290,428
1,110,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,189,852
EUR 1,700,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,675,847
	Morgan Stanley
$ 1,290,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,052,425
1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,251,439
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	427,261
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	460,083
1,170,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,191,017
2,710,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	2,830,652
	OTP Bank Nyrt
EUR 1,570,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,634,376
$ 815,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	839,662
1,045,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,017,070
	Standard Chartered PLC
610,000	5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(6)	598,987
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Commercial Banks - 5.4% - (continued)
$ 200,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	$211,781
865,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	924,190
	UBS Group AG
375,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	354,330
225,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	223,595
515,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	533,479
760,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	785,343
2,785,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,952,778
	Wells Fargo & Co.
2,135,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	1,925,821
2,855,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	2,502,828
1,705,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,646,630
100,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	98,887
930,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	926,048
2,310,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	2,345,332
765,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	813,178
		93,751,114
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
420,000	2.45%, 08/12/2031(1)	349,224
1,640,000	4.38%, 08/15/2027(1)	1,610,559
	Block, Inc.
970,000	3.50%, 06/01/2031	854,066
3,315,000	6.50%, 05/15/2032(1)	3,347,001
	Howard University
1,000,000	2.70%, 10/01/2029	885,949
1,000,000	2.90%, 10/01/2031	839,600
720,000	3.48%, 10/01/2041	532,785
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,187,504
385,000	4.63%, 12/15/2027	374,626
1,861,000	5.13%, 06/01/2029	1,800,490
865,000	5.75%, 10/15/2032	839,035
140,000	United Rentals North America, Inc. 4.00%, 07/15/2030	127,445
		13,748,284
The accompanying notes are an integral part of these financial statements.

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Construction Materials - 0.4%
$ 3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	$3,175,060
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	458,714
3,370,000	4.38%, 07/15/2030(1)	3,087,627
182,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	179,946
		6,901,347
	Diversified Financial Services - 0.3%
	Capital One Financial Corp.
1,090,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,007,747
170,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	175,542
2,450,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	2,705,057
730,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	834,287
		4,722,633
	Electric - 2.6%
945,000	Alabama Power Co. 3.45%, 10/01/2049	666,976
950,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)	980,184
820,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	807,314
1,225,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,101,388
	Consolidated Edison Co. of New York, Inc.
1,050,000	3.20%, 12/01/2051	686,612
875,000	5.50%, 03/15/2055	840,950
	Duke Energy Carolinas LLC
105,000	3.55%, 03/15/2052	73,957
1,320,000	4.25%, 12/15/2041	1,118,732
	Duke Energy Corp.
2,040,000	2.55%, 06/15/2031	1,741,735
145,000	4.50%, 08/15/2032	138,131
180,000	5.45%, 06/15/2034	179,709
915,000	Duke Energy Florida LLC 1.75%, 06/15/2030	776,281
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	523,365
510,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	493,092
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	374,474
670,000	4.38%, 03/30/2044	563,786
	Edison International
270,000	4.13%, 03/15/2028	261,806
825,000	5.25%, 11/15/2028	826,882
620,000	5.25%, 03/15/2032	613,327
3,125,000	6.95%, 11/15/2029	3,337,209
1,690,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,710,011
500,000	Evergy, Inc. 2.90%, 09/15/2029	454,942
2,080,000	Eversource Energy 5.13%, 05/15/2033	2,020,813
	Georgia Power Co.
940,000	4.30%, 03/15/2042	799,301
985,000	4.55%, 03/15/2030	968,394
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	813,640
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Electric - 2.6% - (continued)
$ 285,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	$277,998
270,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	275,989
115,000	National Grid PLC 5.60%, 06/12/2028	117,242
	NextEra Energy Capital Holdings, Inc.
650,000	1.88%, 01/15/2027	614,180
1,145,000	2.25%, 06/01/2030	989,968
525,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	513,337
515,000	NSTAR Electric Co. 5.40%, 06/01/2034	517,543
140,000	Oglethorpe Power Corp. 5.80%, 06/01/2054(1)	137,360
755,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	754,652
	Pacific Gas & Electric Co.
2,475,000	2.50%, 02/01/2031	2,116,317
365,000	4.55%, 07/01/2030	353,248
205,000	5.45%, 06/15/2027	207,348
95,000	5.90%, 06/15/2032	97,520
1,670,000	6.10%, 01/15/2029	1,727,578
1,045,000	6.15%, 01/15/2033	1,084,620
305,000	6.40%, 06/15/2033	321,493
960,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	929,403
475,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	460,005
	Public Service Enterprise Group, Inc.
265,000	5.45%, 04/01/2034	264,306
330,000	6.13%, 10/15/2033	343,863
	Puget Energy, Inc.
885,000	2.38%, 06/15/2028	807,903
2,070,000	3.65%, 05/15/2025	2,057,324
885,000	4.22%, 03/15/2032	808,913
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	182,140
515,000	4.00%, 04/01/2047	396,447
350,000	5.20%, 06/01/2034	346,279
510,000	5.88%, 12/01/2053	507,232
165,000	5.95%, 11/01/2032	172,084
540,000	Southern Co. 4.85%, 03/15/2035	515,176
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	200,338
1,145,000	5.00%, 04/01/2033	1,120,554
1,340,000	5.00%, 01/15/2034	1,303,253
390,000	5.05%, 08/15/2034	380,283
405,000	5.35%, 01/15/2054	380,874
170,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	169,273
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	685,199
		45,010,253
	Engineering & Construction - 0.7%
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,348,547
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,525,363
3,012,861	International Airport Finance SA 12.00%, 03/15/2033(1)	3,211,589
		12,085,499
	Entertainment - 0.6%
	Warnermedia Holdings, Inc.
660,000	4.05%, 03/15/2029	614,097
2,345,000	4.28%, 03/15/2032	2,066,431
355,000	5.05%, 03/15/2042	285,023
2,545,000	5.14%, 03/15/2052	1,890,946
1,630,000	5.39%, 03/15/2062	1,198,573
The accompanying notes are an integral part of these financial statements.

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Entertainment - 0.6% - (continued)
	WMG Acquisition Corp.
$ 725,000	3.75%, 12/01/2029(1)	$667,975
4,525,000	3.88%, 07/15/2030(1)	4,123,105
		10,846,150
	Environmental Control - 0.5%
	Clean Harbors, Inc.
4,475,000	4.88%, 07/15/2027(1)	4,383,973
240,000	6.38%, 02/01/2031(1)	241,627
	Republic Services, Inc.
165,000	1.45%, 02/15/2031	133,822
495,000	4.88%, 04/01/2029	493,849
655,000	5.20%, 11/15/2034	648,729
345,000	Veralto Corp. 5.50%, 09/18/2026	348,982
	Waste Management, Inc.
900,000	3.88%, 01/15/2029(1)	867,246
1,080,000	4.95%, 03/15/2035	1,052,944
		8,171,172
	Food - 0.2%
950,000	Cencosud SA 5.95%, 05/28/2031(1)	948,468
411,000	Conagra Brands, Inc. 4.85%, 11/01/2028	408,865
2,040,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,711,609
519,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	518,982
165,000	Tyson Foods, Inc. 5.40%, 03/15/2029	166,785
		3,754,709
	Gas - 0.2%
770,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	729,038
196,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	198,763
	NiSource, Inc.
10,000	5.35%, 04/01/2034	9,917
840,000	5.40%, 06/30/2033	840,827
1,605,000	Southern California Gas Co. 5.60%, 04/01/2054	1,568,637
		3,347,182
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
1,030,000	6.05%, 04/15/2028	1,047,634
235,000	6.30%, 02/15/2030	241,738
		1,289,372
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,124,958
340,000	5.75%, 12/06/2052(1)	334,204
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,073,503
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,726,488
	Smith & Nephew PLC
840,000	2.03%, 10/14/2030	704,024
505,000	5.40%, 03/20/2034	501,275
1,495,000	Solventum Corp. 5.40%, 03/01/2029(1)	1,498,757
		9,963,209
	Healthcare - Services - 0.6%
	Centene Corp.
95,000	3.38%, 02/15/2030	84,615
435,000	4.25%, 12/15/2027	421,386
5,230,000	4.63%, 12/15/2029	4,946,325
470,000	CommonSpirit Health 3.35%, 10/01/2029	437,764
965,000	HCA, Inc. 3.38%, 03/15/2029	895,673
385,000	Icon Investments Six DAC 5.81%, 05/08/2027	391,520
	Kaiser Foundation Hospitals
355,000	2.81%, 06/01/2041	251,127
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Healthcare - Services - 0.6% - (continued)
$ 300,000	3.00%, 06/01/2051	$194,887
	UnitedHealth Group, Inc.
855,000	2.75%, 05/15/2040	604,574
190,000	3.50%, 08/15/2039	150,267
240,000	4.95%, 05/15/2062	206,812
985,000	5.38%, 04/15/2054	923,782
490,000	5.75%, 07/15/2064	476,114
260,000	6.05%, 02/15/2063	265,483
		10,250,329
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,446,000	5.13%, 08/01/2030(1)	1,383,714
2,558,000	5.75%, 01/15/2028(1)	2,541,064
		3,924,778
	Household Products - 0.0%
575,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	540,694
	Insurance - 0.5%
185,000	Arthur J Gallagher & Co. 4.85%, 12/15/2029	184,151
	Athene Global Funding
1,985,000	2.65%, 10/04/2031(1)	1,666,948
390,000	2.72%, 01/07/2029(1)	353,763
1,010,000	4.72%, 10/08/2029(1)	985,020
1,130,000	CNO Global Funding 4.88%, 12/10/2027(1)	1,124,863
195,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	186,207
	Corebridge Global Funding
880,000	4.90%, 12/03/2029(1)	873,622
940,000	5.20%, 06/24/2029(1)	944,866
1,385,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,251,764
670,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	656,440
560,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	518,415
		8,746,059
	Internet - 0.6%
	Gen Digital, Inc.
3,060,000	5.00%, 04/15/2025(1)	3,053,014
1,900,000	6.75%, 09/30/2027(1)	1,928,593
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
770,000	3.50%, 03/01/2029(1)	703,446
3,995,000	5.25%, 12/01/2027(1)	3,924,184
		9,609,237
	Investment Company Security - 0.1%
1,185,000	Ares Strategic Income Fund 5.70%, 03/15/2028(1)	1,184,834
	IT Services - 0.2%
3,387,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,406,096
	Machinery - Construction & Mining - 0.1%
1,770,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	1,763,436
	Machinery-Diversified - 0.1%
	AGCO Corp.
210,000	5.45%, 03/21/2027	211,990
285,000	5.80%, 03/21/2034	286,452
1,276,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,133,445
		1,631,887
The accompanying notes are an integral part of these financial statements.

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Media - 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 515,000	2.25%, 01/15/2029	$454,091
395,000	3.50%, 03/01/2042	268,410
1,145,000	6.48%, 10/23/2045	1,081,931
1,045,000	6.55%, 06/01/2034	1,068,938
55,000	6.83%, 10/23/2055	53,510
	Comcast Corp.
1,025,000	2.89%, 11/01/2051	616,484
1,259,000	2.94%, 11/01/2056	733,289
	Cox Communications, Inc.
1,105,000	2.60%, 06/15/2031(1)	931,035
1,620,000	5.45%, 09/01/2034(1)	1,568,799
670,000	Discovery Communications LLC 3.63%, 05/15/2030	596,031
	Paramount Global
1,000,000	5.25%, 04/01/2044	776,990
650,000	5.85%, 09/01/2043	564,828
140,000	6.88%, 04/30/2036	141,742
	Sirius XM Radio LLC
1,425,000	4.00%, 07/15/2028(1)	1,312,933
3,600,000	4.13%, 07/01/2030(1)	3,141,891
1,585,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,782,974
	Time Warner Cable LLC
120,000	5.88%, 11/15/2040	107,376
780,000	6.55%, 05/01/2037	754,164
		15,955,416
	Mining - 0.2%
	Glencore Funding LLC
1,285,000	5.37%, 04/04/2029(1)	1,295,109
2,000	5.63%, 04/04/2034(1)	1,991
1,435,000	6.38%, 10/06/2030(1)	1,507,085
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	986,178
		3,790,363
	Oil & Gas - 1.8%
	Aker BP ASA
1,445,000	5.80%, 10/01/2054(1)	1,308,827
640,000	6.00%, 06/13/2033(1)	642,779
	BP Capital Markets America, Inc.
115,000	2.94%, 06/04/2051	71,196
1,135,000	4.81%, 02/13/2033	1,097,181
915,000	4.89%, 09/11/2033	885,113
995,000	4.99%, 04/10/2034	967,723
535,000	5.23%, 11/17/2034	526,913
	ConocoPhillips Co.
126,000	3.80%, 03/15/2052	91,981
230,000	4.03%, 03/15/2062	166,192
430,000	4.70%, 01/15/2030	425,260
280,000	5.30%, 05/15/2053	259,030
175,000	5.55%, 03/15/2054	168,235
560,000	5.65%, 01/15/2065	529,298
1,050,000	5.70%, 09/15/2063	1,006,557
515,000	Coterra Energy, Inc. 5.40%, 02/15/2035	499,391
	Diamondback Energy, Inc.
205,000	5.75%, 04/18/2054	192,378
500,000	5.90%, 04/18/2064	469,366
300,000	6.25%, 03/15/2053	299,273
	Ecopetrol SA
1,740,000	4.63%, 11/02/2031	1,442,869
1,345,000	7.75%, 02/01/2032	1,305,260
2,865,000	8.38%, 01/19/2036	2,763,113
	Energean Israel Finance Ltd.
695,000	5.88%, 03/30/2031(7)	609,863
995,000	8.50%, 09/30/2033(7)	976,394
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Oil & Gas - 1.8% - (continued)
	Eni SpA
$ 1,655,000	5.50%, 05/15/2034(1)	$1,635,752
305,000	5.95%, 05/15/2054(1)	292,823
570,000	EOG Resources, Inc. 5.65%, 12/01/2054	558,180
675,000	Equinor ASA 3.63%, 04/06/2040	545,351
	Hess Corp.
1,957,000	7.13%, 03/15/2033	2,168,892
90,000	7.30%, 08/15/2031	99,952
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	1,978,654
	Patterson-UTI Energy, Inc.
145,000	5.15%, 11/15/2029	141,388
475,000	7.15%, 10/01/2033	497,751
895,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	834,623
575,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	387,412
	Shell International Finance BV
215,000	2.88%, 11/26/2041	151,963
440,000	3.00%, 11/26/2051	278,437
	TotalEnergies Capital SA
55,000	5.28%, 09/10/2054	50,850
1,165,000	5.43%, 09/10/2064	1,080,478
1,330,000	5.64%, 04/05/2064	1,271,262
2,200,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	2,169,366
		30,847,326
	Packaging & Containers - 0.4%
6,115,000	Ball Corp. 6.00%, 06/15/2029	6,159,325
	Pharmaceuticals - 0.6%
	AbbVie, Inc.
550,000	4.95%, 03/15/2031	549,889
140,000	5.40%, 03/15/2054	134,758
495,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	509,239
645,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	625,701
1,725,000	Cardinal Health, Inc. 5.00%, 11/15/2029	1,714,249
1,390,000	Cencora, Inc. 4.85%, 12/15/2029	1,380,965
	CVS Health Corp.
395,000	1.75%, 08/21/2030	321,538
323,000	1.88%, 02/28/2031	260,380
217,000	2.13%, 09/15/2031	173,794
950,000	3.25%, 08/15/2029	864,879
535,000	3.75%, 04/01/2030	490,040
185,000	4.13%, 04/01/2040	144,504
545,000	4.78%, 03/25/2038	471,246
295,000	5.05%, 03/25/2048	243,241
465,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(6)	455,950
680,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(6)	682,282
	Eli Lilly & Co.
370,000	4.20%, 08/14/2029	362,252
255,000	4.60%, 08/14/2034	244,820
45,000	5.05%, 08/14/2054	41,684
		9,671,411
	Pipelines - 0.9%
	Columbia Pipelines Holding Co. LLC
348,000	5.10%, 10/01/2031(1)	339,553
1,370,000	6.04%, 08/15/2028(1)	1,402,785
	Columbia Pipelines Operating Co. LLC
270,000	5.93%, 08/15/2030(1)	277,914
410,000	6.04%, 11/15/2033(1)	420,578
1,250,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,070,445
The accompanying notes are an integral part of these financial statements.

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Pipelines - 0.9% - (continued)
	Enbridge, Inc.
$ 840,000	3.13%, 11/15/2029	$768,985
850,000	5.63%, 04/05/2034	855,006
55,000	5.70%, 03/08/2033	55,571
	Energy Transfer LP
85,000	5.25%, 07/01/2029	85,405
910,000	6.40%, 12/01/2030	961,535
310,000	Enterprise Products Operating LLC 3.30%, 02/15/2053	203,784
125,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	126,621
	Galaxy Pipeline Assets Bidco Ltd.
762,675	2.16%, 03/31/2034(1)	653,739
840,000	2.63%, 03/31/2036(1)	683,841
329,305	2.94%, 09/30/2040(1)	260,147
	Greensaif Pipelines Bidco SARL
465,000	5.85%, 02/23/2036(1)	458,981
690,000	6.13%, 02/23/2038(1)	691,081
1,490,000	6.51%, 02/23/2042(1)	1,508,496
	Hess Midstream Operations LP
390,000	4.25%, 02/15/2030(1)	359,549
1,725,000	6.50%, 06/01/2029(1)	1,742,055
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	190,406
455,000	4.40%, 10/15/2029	441,124
850,000	5.85%, 11/01/2064	795,225
285,000	6.10%, 11/15/2032	294,927
60,000	7.15%, 01/15/2051	65,132
535,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	486,716
	Whistler Pipeline LLC
50,000	5.40%, 09/30/2029(1)	49,798
705,000	5.70%, 09/30/2031(1)	703,968
355,000	5.95%, 09/30/2034(1)	356,000
		16,309,367
	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
90,000	2.70%, 04/15/2031	77,698
120,000	3.80%, 08/15/2029	113,600
175,000	5.00%, 01/31/2030	173,993
	Crown Castle, Inc.
1,390,000	4.80%, 09/01/2028	1,374,251
510,000	5.60%, 06/01/2029	519,866
980,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	976,086
2,240,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,237,702
		5,473,196
	Retail - 0.4%
	AutoZone, Inc.
145,000	4.75%, 08/01/2032	140,256
235,000	4.75%, 02/01/2033	225,463
450,000	5.40%, 07/15/2034	447,398
555,000	6.55%, 11/01/2033	597,189
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,177,009
1,735,000	5.63%, 01/01/2030(1)	1,671,552
202,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	195,140
		6,454,007
	Semiconductors - 0.6%
	Broadcom, Inc.
1,510,000	4.15%, 02/15/2028	1,484,608
395,000	5.05%, 07/12/2029	396,501
2,950,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	2,976,328
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.7% - (continued)
	Semiconductors - 0.6% - (continued)
	Intel Corp.
$ 350,000	3.10%, 02/15/2060	$186,819
464,000	3.25%, 11/15/2049	276,993
965,000	3.73%, 12/08/2047	636,417
250,000	4.75%, 03/25/2050	193,225
560,000	5.70%, 02/10/2053	495,257
500,000	5.90%, 02/10/2063	451,115
740,000	Marvell Technology, Inc. 2.45%, 04/15/2028	682,608
	Microchip Technology, Inc.
1,070,000	4.90%, 03/15/2028	1,066,193
680,000	5.05%, 02/15/2030	675,284
910,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	778,279
		10,299,627
	Software - 1.0%
640,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	641,475
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,342,341
668,000	MSCI, Inc. 3.63%, 11/01/2031(1)	598,154
	Open Text Corp.
4,905,000	3.88%, 12/01/2029(1)	4,436,860
830,000	6.90%, 12/01/2027(1)	857,662
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	532,023
	Oracle Corp.
280,000	2.95%, 04/01/2030	252,759
1,515,000	3.85%, 04/01/2060	1,039,310
515,000	4.10%, 03/25/2061	369,719
4,425,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,382,571
		16,452,874
	Telecommunications - 0.3%
	AT&T, Inc.
429,000	3.55%, 09/15/2055	288,539
1,056,000	3.80%, 12/01/2057	728,539
	Cisco Systems, Inc.
860,000	4.95%, 02/26/2031	863,084
450,000	5.35%, 02/26/2064	431,354
1,750,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(8)	1,745,366
	T-Mobile USA, Inc.
975,000	3.88%, 04/15/2030	917,463
355,000	4.70%, 01/15/2035	335,762
210,000	5.05%, 07/15/2033	205,629
275,000	5.75%, 01/15/2034	281,940
		5,797,676
	Trucking & Leasing - 0.0%
705,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	701,052
	Total Corporate Bonds (cost $421,706,573)	$409,400,557
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
	Bermuda - 0.1%
	Bermuda Government International Bonds
735,000	2.38%, 08/20/2030(1)	$623,648
1,825,000	5.00%, 07/15/2032(1)	1,757,475
		2,381,123
	Brazil - 0.3%
BRL 42,374,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	5,464,646
The accompanying notes are an integral part of these financial statements.

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.0% - (continued)
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(7)	$534,072
1,195,000	4.88%, 05/13/2036(7)	1,357,682
		1,891,754
	Chile - 0.1%
1,605,000	Chile Government International Bonds 1.25%, 01/22/2051	947,398
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,685,000	5.00%, 06/15/2045	1,809,690
395,000	5.20%, 05/15/2049	264,848
1,295,000	7.75%, 11/07/2036	1,266,380
750,000	8.38%, 11/07/2054	726,487
		4,067,405
	Costa Rica - 0.1%
1,140,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,157,670
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,855,000	1.63%, 04/28/2032(7)	2,530,517
$ 1,030,000	6.13%, 05/22/2028(1)	1,047,034
		3,577,551
	Indonesia - 0.2%
EUR 3,075,000	Indonesia Government International Bonds 1.10%, 03/12/2033	2,609,417
	Israel - 0.0%
$ 215,000	Israel Government International Bonds 6.50%, 11/06/2031(7)	223,759
	Ivory Coast - 0.1%
EUR 1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,788,647
	Mexico - 0.4%
	Mexico Government International Bonds
$ 200,000	3.25%, 04/16/2030	173,963
765,000	3.50%, 02/12/2034	608,569
340,000	4.40%, 02/12/2052	229,618
5,295,000	6.00%, 05/07/2036	4,982,766
1,285,000	6.34%, 05/04/2053	1,143,413
225,000	6.35%, 02/09/2035	219,769
275,000	6.40%, 05/07/2054	246,259
		7,604,357
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 1,825,000	2.75%, 01/18/2025(7)	1,882,749
2,165,000	3.68%, 06/03/2026(1)	2,209,123
		4,091,872
	Panama - 0.1%
	Panama Government International Bonds
$ 435,000	4.50%, 04/16/2050	268,067
275,000	6.85%, 03/28/2054	234,249
325,000	6.88%, 01/31/2036	304,827
		807,143
	Peru - 0.1%
	Peru Government International Bonds
505,000	3.00%, 01/15/2034	405,262
1,290,000	5.38%, 02/08/2035	1,238,627
880,000	5.88%, 08/08/2054	838,499
		2,482,388
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.0% - (continued)
	Philippines - 0.2%
	Philippines Government International Bonds
EUR 2,315,000	1.20%, 04/28/2033	$1,990,334
710,000	1.75%, 04/28/2041	528,342
		2,518,676
	Poland - 0.0%
$ 670,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	654,027
	Romania - 0.4%
	Romania Government International Bonds
EUR 2,970,000	2.63%, 12/02/2040(1)	1,961,437
5,590,000	2.75%, 04/14/2041(7)	3,742,584
$ 706,000	5.88%, 01/30/2029(1)	687,450
		6,391,471
	Saudi Arabia - 0.1%
1,395,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	1,302,791
	Uruguay - 0.1%
900,000	Uruguay Government International Bonds 4.38%, 01/23/2031	872,099
	Total Foreign Government Obligations (cost $62,809,576)	$50,834,194
MUNICIPAL BONDS - 1.3%
	Development - 0.2%
3,995,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,824,278
	General - 0.6%
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,739,385
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025(9)	4,061,113
		9,800,498
	School District - 0.2%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,032,406
1,540,000	6.32%, 11/01/2029	1,523,344
		2,555,750
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	2,993,605
	Utilities - 0.1%
2,219,939	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	2,224,597
	Utility - Electric - 0.0%
722,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	770,360
	Total Municipal Bonds (cost $23,782,876)	$22,169,088
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
770,737	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(11)(12)	$3,854
	Total Senior Floating Rate Interests (cost $770,737)	$3,854
The accompanying notes are an integral part of these financial statements.

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2%
	Mortgage-Backed Agencies - 41.2%
	Federal Home Loan Mortgage Corp. - 8.7%
$ 36,145	0.00%, 11/15/2036(13)(14)	$29,454
5,632,609	0.37%, 12/25/2033(3)(4)	166,288
18,701,075	0.59%, 03/25/2027(3)(4)	203,320
4,295,357	0.61%, 10/25/2026(3)(4)	40,875
17,172,198	0.72%, 12/25/2030(3)(4)	596,669
9,738,535	0.74%, 06/25/2027(3)(4)	142,307
4,200,972	0.87%, 11/25/2030(3)(4)	171,776
1,834,011	1.00%, 02/25/2051	1,544,155
7,664,486	1.02%, 10/25/2030(3)(4)	353,856
12,786,752	1.11%, 06/25/2030(3)(4)	631,984
8,242,989	1.50%, 05/15/2037(4)	452,215
795,815	1.50%, 11/01/2051	588,730
6,209,356	1.57%, 05/25/2030(3)(4)	419,593
590,287	1.75%, 10/15/2042	500,201
1,328,954	2.00%, 05/01/2036	1,181,434
542,693	2.00%, 06/01/2036	482,443
697,500	2.00%, 12/01/2036	618,222
278,927	2.00%, 12/01/2040	233,021
1,765,872	2.00%, 05/01/2041	1,474,519
1,943,411	2.00%, 12/01/2041	1,616,287
1,594,769	2.00%, 10/01/2050	1,252,604
1,509,826	2.00%, 02/01/2051	1,194,713
7,958,426	2.00%, 03/01/2051	6,238,547
2,700,885	2.00%, 04/01/2051	2,117,064
1,496,880	2.00%, 05/01/2051	1,185,638
646,548	2.00%, 08/01/2051	507,508
648,748	2.00%, 11/01/2051	511,504
2,462,962	2.00%, 04/01/2052	1,945,179
3,510,769	2.00%, 06/15/2052(4)	444,227
128,009	2.50%, 05/15/2028(4)	3,623
902,842	2.50%, 05/01/2050	748,685
1,048,867	2.50%, 06/01/2050	867,817
5,951,516	2.50%, 07/01/2050	4,923,031
1,802,091	2.50%, 11/01/2050	1,485,965
548,708	2.50%, 02/01/2051	455,439
1,879,461	2.50%, 03/01/2051	1,540,483
2,318,184	2.50%, 03/25/2051(4)	325,078
688,863	2.50%, 05/01/2051	567,773
840,942	2.50%, 07/01/2051	693,812
570,486	2.50%, 08/01/2051	469,520
1,052,021	2.50%, 10/01/2051	865,947
2,702,265	2.50%, 03/15/2052(4)	406,057
1,699,817	2.50%, 03/25/2052	1,472,804
3,417,496	2.50%, 04/01/2052	2,810,543
3,052,076	2.50%, 08/25/2052(4)	474,114
262,859	3.00%, 03/15/2028(4)	8,288
442,174	3.00%, 08/01/2029	429,553
60,447	3.00%, 05/15/2032(4)	553
1,644,382	3.00%, 10/01/2032	1,565,938
255,764	3.00%, 03/15/2033(4)	19,215
1,056,731	3.00%, 04/01/2033	1,006,658
1,669,735	3.00%, 11/01/2036	1,543,640
990,415	3.00%, 01/01/2037	915,297
2,025,000	3.00%, 03/25/2040	1,723,271
524,308	3.00%, 05/15/2046	477,977
3,339,605	3.00%, 11/01/2046	2,902,294
859,179	3.00%, 12/01/2046	747,154
685,876	3.00%, 07/01/2050	590,240
278,225	3.00%, 08/01/2051	238,907
2,590,230	3.00%, 09/25/2051(4)	428,951
1,963,054	3.00%, 10/01/2051	1,687,102
741,090	3.00%, 01/01/2052	639,734
963,010	3.00%, 05/01/2052	826,327
326,563	3.25%, 11/15/2041	297,334
38,399	3.50%, 09/15/2026(4)	776
24,105	3.50%, 03/15/2027(4)	235
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal Home Loan Mortgage Corp. - 8.7% - (continued)
$ 628,558	3.50%, 05/15/2034(4)	$54,834
1,133,787	3.50%, 08/01/2034	1,082,531
289,882	3.50%, 03/15/2041(4)	8,449
447,731	3.50%, 10/15/2045	401,759
236,463	3.50%, 06/01/2046	212,506
1,010,831	3.50%, 12/15/2046	910,163
1,088,501	3.50%, 10/01/2047	978,256
421,699	3.50%, 12/01/2047	378,479
6,084,096	3.50%, 03/01/2048	5,469,554
189,347	3.50%, 08/01/2048	170,566
1,880,338	3.50%, 04/25/2051(4)	372,573
98,308	4.00%, 08/01/2025	97,957
22,329	4.00%, 12/15/2026(4)	190
34,093	4.00%, 07/15/2027(4)	738
55,996	4.00%, 03/15/2028(4)	979
38,961	4.00%, 06/15/2028(4)	811
218,671	4.00%, 07/15/2030(4)	12,855
1,125,503	4.00%, 05/25/2040(4)	162,179
1,179,835	4.00%, 09/15/2041	1,120,645
1,020,301	4.00%, 05/01/2042	963,928
333,448	4.00%, 08/01/2042	313,649
414,670	4.00%, 09/01/2042	390,221
23,262	4.00%, 07/01/2044	22,053
2,056,830	4.00%, 03/25/2045(4)	352,648
91,918	4.00%, 06/01/2045	85,470
350,743	4.00%, 02/01/2046	326,872
126,771	4.00%, 04/01/2047	118,663
104,777	4.00%, 09/01/2048	97,295
2,338,115	4.00%, 04/01/2049	2,164,673
466,328	4.00%, 05/01/2049	433,420
1,768,018	4.00%, 07/01/2049	1,645,708
191,001	4.50%, 09/01/2044	183,005
1,949,143	4.50%, 09/01/2053	1,834,870
830,348	4.75%, 07/15/2039	820,786
342,136	5.00%, 09/15/2033(4)	48,441
3,683	5.00%, 03/01/2039	3,674
103,828	5.00%, 08/01/2039	103,596
2,639	5.00%, 09/01/2039	2,601
5,870	5.00%, 12/01/2039	5,821
5,555	5.00%, 04/01/2041	5,543
11,452	5.00%, 04/01/2044	11,426
9,814	5.00%, 05/01/2044	9,644
445,115	5.00%, 02/15/2048(4)	92,034
538,200	5.00%, 08/01/2052	521,490
1,392,303	5.00%, 04/01/2053	1,350,224
2,152,000	5.36%, 01/25/2029(3)	2,198,998
7,075	5.50%, 03/01/2028	7,116
23,835	5.50%, 04/01/2033	24,029
283,458	5.50%, 05/01/2034	285,775
5,226	5.50%, 05/01/2037	5,262
15,286	5.50%, 11/01/2037	15,400
2,858,718	5.50%, 12/01/2037	2,880,386
28,394	5.50%, 02/01/2038	28,566
12,088	5.50%, 04/01/2038	12,161
15,344	5.50%, 06/01/2038	15,434
1,600,921	5.50%, 08/01/2038	1,613,711
163,066	5.50%, 09/01/2038	164,036
3,159	5.50%, 12/01/2039	3,178
42,220	5.50%, 02/01/2040	42,471
139,509	5.50%, 05/01/2040	140,353
134,777	5.50%, 08/01/2040	135,579
687,721	5.50%, 06/01/2041	691,739
577,021	5.50%, 10/15/2046(4)	114,095
2,136,620	5.50%, 02/01/2053	2,118,772
8,747,574	5.50%, 05/01/2054	8,635,266
8,721,326	5.50%, 07/01/2054	8,609,353
The accompanying notes are an integral part of these financial statements.

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal Home Loan Mortgage Corp. - 8.7% - (continued)
$ 611	6.00%, 07/01/2029	$621
67,499	6.00%, 10/01/2032	69,473
10,939	6.00%, 11/01/2032	11,120
82,736	6.00%, 12/01/2032	84,963
6,717	6.00%, 11/01/2033	6,909
15,055	6.00%, 01/01/2034	15,383
6,998	6.00%, 02/01/2034	7,195
70,505	6.00%, 08/01/2034	72,789
72,086	6.00%, 09/01/2034	74,319
90,955	6.00%, 01/01/2035	92,763
443,195	6.00%, 11/01/2037	460,051
1,063,120	6.00%, 11/01/2052	1,070,903
1,181,215	6.00%, 12/01/2052	1,195,867
570,370	6.00%, 03/01/2053	580,099
1,461,621	6.00%, 05/01/2054	1,468,832
5,495,633	6.00%, 06/01/2054	5,548,734
3,983,878	6.00%, 08/01/2054	4,019,033
100	6.50%, 08/01/2032	104
204,666	6.50%, 07/15/2036	211,107
52,648	6.50%, 12/01/2037	55,084
1,432,000	7.47%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,483,011
21	7.50%, 09/01/2029	21
2,005,000	7.92%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,097,471
3,990,000	7.92%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,193,243
1,705,000	7.97%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,760,104
470,000	8.07%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	491,371
3,815,000	8.07%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	4,051,450
620,000	8.12%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	651,610
1,629,000	8.22%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,693,421
1,705,000	8.27%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,800,671
1,525,000	8.57%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,624,263
2,440,000	9.23%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,616,458
		149,598,370
	Federal National Mortgage Association - 14.6%
40,920	0.00%, 03/25/2036(13)(14)	35,423
343,897	0.00%, 06/25/2041(13)(14)	249,369
7,510,108	0.29%, 01/25/2030(3)(4)	67,583
3,336,661	1.32%, 10/25/2049, 30 day USD SOFR Average + 5.89%(2)(4)	300,398
2,823,424	1.42%, 06/25/2045, 30 day USD SOFR Average + 5.99%(2)(4)	253,254
667,269	1.44%, 08/25/2044(3)(4)	42,929
7,931,071	1.45%, 05/25/2029(3)(4)	302,416
4,567,123	1.50%, 09/01/2051	3,386,521
314,024	1.50%, 10/01/2051	232,328
417,316	1.50%, 04/01/2052	308,747
892,704	1.54%, 04/25/2055(3)(4)	40,056
859,558	1.66%, 05/25/2046(3)(4)	42,829
904,258	1.75%, 12/25/2042	793,157
568,472	1.75%, 06/25/2055(3)(4)	28,191
1,376,261	2.00%, 05/01/2036	1,223,484
2,095,141	2.00%, 06/01/2036	1,863,815
1,533,275	2.00%, 08/01/2036	1,363,487
967,163	2.00%, 09/01/2036	861,656
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal National Mortgage Association - 14.6% - (continued)
$ 688,015	2.00%, 12/01/2036	$612,947
557,396	2.00%, 09/25/2039	479,667
1,162,792	2.00%, 09/01/2040	971,726
2,653,118	2.00%, 12/01/2040	2,219,194
1,075,000	2.00%, 04/01/2041	897,770
364,993	2.00%, 05/01/2041	304,811
1,410,260	2.00%, 10/01/2041	1,174,292
7,131,661	2.00%, 12/01/2050	5,605,935
8,907,894	2.00%, 02/01/2051	7,000,803
13,046,011	2.00%, 03/01/2051	10,229,586
13,604,678	2.00%, 04/01/2051	10,657,853
1,494,065	2.00%, 05/01/2051	1,167,842
496,151	2.00%, 07/01/2051	389,105
644,086	2.00%, 10/01/2051	509,709
3,628,273	2.00%, 03/25/2052(4)	472,133
20,982	2.00%, 04/01/2052	16,362
800,230	2.25%, 04/01/2033	662,323
118,422	2.50%, 06/25/2028(4)	3,275
1,942,313	2.50%, 09/01/2040	1,670,691
78,399	2.50%, 01/01/2043	66,694
1,954,394	2.50%, 02/01/2043	1,662,079
657,789	2.50%, 03/01/2043	559,461
1,419,214	2.50%, 05/01/2043	1,194,877
1,144,240	2.50%, 06/01/2043	970,615
657,386	2.50%, 04/01/2045	549,472
886,620	2.50%, 04/01/2050	731,099
1,047,496	2.50%, 06/01/2050	864,308
173,310	2.50%, 07/01/2050	142,910
1,623,291	2.50%, 09/01/2050	1,335,042
2,812,326	2.50%, 10/01/2050	2,331,795
1,205,782	2.50%, 01/01/2051	998,943
2,879,173	2.50%, 02/25/2051(4)	469,291
18,508,128	2.50%, 05/01/2051	15,310,008
2,348,852	2.50%, 06/01/2051	1,930,106
1,344,518	2.50%, 07/01/2051	1,108,179
904,167	2.50%, 09/01/2051	744,839
6,231,844	2.50%, 10/01/2051	5,125,411
13,122,042	2.50%, 11/01/2051	10,867,861
1,569,913	2.50%, 12/01/2051	1,298,268
1,522,092	2.50%, 01/01/2052	1,257,888
2,267,897	2.50%, 03/01/2052	1,864,139
1,588,837	2.50%, 04/01/2052	1,307,369
2,925,774	2.50%, 06/25/2052(4)	465,886
2,881,054	2.50%, 09/25/2052(4)	469,584
2,078,856	2.50%, 01/01/2057	1,694,383
88,019	3.00%, 09/25/2027(4)	2,070
460,432	3.00%, 01/25/2028(4)	10,098
1,328,310	3.00%, 04/25/2033(4)	81,287
434,779	3.00%, 08/01/2033	414,181
1,145,983	3.00%, 03/01/2037	1,062,328
1,659,932	3.00%, 06/01/2043	1,476,595
1,071,599	3.00%, 09/01/2048	929,573
1,053,687	3.00%, 08/25/2049	929,557
156,504	3.00%, 12/01/2049	135,072
729,096	3.00%, 02/01/2050	630,473
2,521,735	3.00%, 08/01/2050	2,180,271
1,031,737	3.00%, 10/01/2050	883,719
1,422,468	3.00%, 12/01/2050	1,223,457
455,137	3.00%, 04/01/2051	390,829
1,294,560	3.00%, 05/01/2051	1,121,996
264,155	3.00%, 06/01/2051	226,877
330,133	3.00%, 07/01/2051	283,582
3,722,001	3.00%, 08/01/2051	3,196,246
2,394,293	3.00%, 09/01/2051	2,065,476
3,964,991	3.00%, 10/01/2051	3,402,289
4,295,497	3.00%, 11/01/2051	3,682,776
The accompanying notes are an integral part of these financial statements.

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal National Mortgage Association - 14.6% - (continued)
$ 1,988,690	3.00%, 12/01/2051	$1,707,048
934,036	3.00%, 01/01/2052	798,528
1,076,057	3.00%, 04/01/2052	922,091
1,346,267	3.00%, 05/01/2052	1,154,853
82,928	3.50%, 05/25/2027(4)	1,884
155,524	3.50%, 10/25/2027(4)	4,530
290,957	3.50%, 05/25/2030(4)	17,083
71,942	3.50%, 08/25/2030(4)	3,369
50,305	3.50%, 02/25/2031(4)	787
267,479	3.50%, 09/25/2035(4)	25,640
1,558,888	3.50%, 11/25/2039(4)	141,218
1,678,000	3.50%, 01/25/2042	1,520,355
1,982,753	3.50%, 08/01/2043	1,794,181
594,523	3.50%, 10/01/2044	537,739
576,201	3.50%, 02/01/2045	518,822
533,748	3.50%, 01/01/2046	479,121
387,006	3.50%, 03/01/2046	348,153
933,569	3.50%, 09/01/2046	838,711
454,005	3.50%, 10/01/2046	407,479
328,946	3.50%, 10/25/2046(4)	64,154
477,903	3.50%, 11/01/2046	431,258
686,997	3.50%, 05/01/2047	616,599
1,505,008	3.50%, 09/01/2047	1,351,393
282,591	3.50%, 12/01/2047	254,850
972,198	3.50%, 01/01/2048	872,532
202,009	3.50%, 02/01/2048	181,752
1,056,137	3.50%, 07/01/2048	947,907
2,291,206	3.50%, 04/01/2052	2,051,706
3,883,152	3.50%, 09/01/2057	3,426,929
2,171,257	3.50%, 05/01/2058	1,916,158
2,190,859	3.50%, 12/25/2058	1,923,187
1,620,000	3.52%, 11/01/2032	1,479,004
24,208	4.00%, 06/01/2025	24,100
22,716	4.00%, 10/01/2025	22,593
1,221,616	4.00%, 10/01/2040	1,152,618
492,865	4.00%, 11/01/2040	465,015
369,250	4.00%, 12/01/2040	348,381
175,346	4.00%, 02/01/2041	165,442
482,626	4.00%, 03/01/2041	455,347
1,175,815	4.00%, 06/01/2041	1,116,752
167,813	4.00%, 03/25/2042(4)	18,808
203,204	4.00%, 08/01/2042	190,716
483,010	4.00%, 09/01/2042	454,527
92,273	4.00%, 11/25/2042(4)	8,716
71,151	4.00%, 03/01/2045	66,159
396,659	4.00%, 07/01/2045	369,986
267,848	4.00%, 03/01/2046	250,054
105,547	4.00%, 05/01/2046	97,969
465,783	4.00%, 06/01/2046	432,319
412,654	4.00%, 04/01/2047	384,028
1,152,085	4.00%, 10/01/2047	1,068,617
2,734,576	4.00%, 06/01/2048	2,540,118
526,546	4.00%, 09/01/2048	488,121
345,144	4.00%, 01/01/2049	322,644
3,018,202	4.00%, 04/01/2049	2,779,272
116,747	4.00%, 08/01/2049	108,991
2,106,330	4.00%, 04/01/2050	1,951,939
2,135,265	4.00%, 11/25/2050(4)	437,150
342,529	4.00%, 08/01/2051	321,472
1,430,872	4.00%, 06/01/2052	1,313,570
2,477,609	4.39%, 04/01/2029	2,445,735
2,358	4.50%, 04/01/2025	2,350
5,154	4.50%, 07/25/2027(4)	44
298,423	4.50%, 09/01/2035	288,240
1,005,403	4.50%, 12/01/2037	987,897
959,485	4.50%, 08/01/2040	930,213
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal National Mortgage Association - 14.6% - (continued)
$ 976,375	4.50%, 10/01/2040	$946,603
493,877	4.50%, 10/01/2041	478,819
1,144,662	4.50%, 08/25/2043(4)	242,418
412,956	4.50%, 09/01/2043	400,368
527,426	4.50%, 04/01/2049	502,894
2,360,548	4.50%, 01/01/2051	2,224,257
1,655,801	4.50%, 03/01/2053	1,558,700
1,950,307	4.50%, 07/01/2053	1,835,977
1,956,306	4.50%, 10/01/2053	1,841,621
380,000	4.75%, 04/01/2028	380,226
1,085	5.00%, 06/01/2025	1,082
117,035	5.00%, 04/25/2038	113,980
1,796,718	5.00%, 07/01/2052	1,740,961
1,252,119	5.00%, 08/01/2052	1,212,538
2,050,000	5.07%, 12/01/2028	2,077,203
66,925	5.50%, 06/01/2033	67,482
59,119	5.50%, 08/01/2033	59,525
359,803	5.50%, 09/01/2033	362,185
343,785	5.50%, 12/01/2033	346,143
236,134	5.50%, 01/01/2034	237,755
1,256,382	5.50%, 11/01/2035	1,269,100
354,978	5.50%, 04/01/2036	359,156
253,385	5.50%, 09/01/2036	255,129
209,413	5.50%, 04/25/2037	214,616
942,372	5.50%, 04/01/2038	949,515
1,011,005	5.50%, 11/25/2040(4)	129,198
797,727	5.50%, 06/25/2042(4)	164,904
1,007,631	5.50%, 08/25/2044(4)	166,659
2,043,864	5.50%, 11/01/2052	2,028,218
4,286,670	5.50%, 12/01/2052	4,242,222
2,201,683	5.50%, 06/01/2053	2,177,771
17,461,359	5.50%, 11/01/2053	17,247,732
2,276,576	5.50%, 08/01/2054	2,247,346
17,208	5.54%, 05/25/2042(3)(4)	1,258
112,398	6.00%, 12/01/2032	115,811
135,343	6.00%, 01/01/2033	136,600
18,824	6.00%, 02/01/2033	19,101
118,729	6.00%, 03/01/2033	121,489
324,006	6.00%, 02/01/2037	335,928
537,849	6.00%, 01/25/2042(4)	38,999
1,252,330	6.00%, 05/01/2053	1,273,375
12,933,725	6.00%, 02/01/2054	12,997,534
2,584,205	6.00%, 06/01/2054	2,600,129
1,373,501	6.00%, 09/01/2054	1,381,562
122	6.50%, 05/01/2031	125
425	6.50%, 09/01/2031	437
416	6.50%, 07/01/2032	425
352	7.00%, 07/01/2029	364
56	7.00%, 12/01/2030	58
55	7.00%, 03/01/2032	57
338	7.00%, 09/01/2032	350
307	7.50%, 06/01/2027	311
4,438	7.50%, 03/01/2030	4,523
4,834	7.50%, 04/01/2030	4,863
453	7.50%, 06/01/2030	464
851	7.50%, 07/01/2030	869
249	7.50%, 08/01/2030	254
1,523	7.50%, 05/01/2031	1,541
3,336	7.50%, 06/01/2031	3,331
294	7.50%, 08/01/2031	297
13,289	7.50%, 09/01/2031	13,268
30	7.50%, 05/01/2032	30
		251,975,506
	Government National Mortgage Association - 8.9%
2,299,299	2.00%, 10/20/2050	1,840,688
4,410,171	2.00%, 12/20/2050	3,534,594
The accompanying notes are an integral part of these financial statements.

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Government National Mortgage Association - 8.9% - (continued)
$ 19,970,000	2.00%, 01/20/2055(15)	$15,968,199
375,724	2.50%, 12/16/2039	349,704
753,724	2.50%, 07/20/2041	661,912
2,424,048	2.50%, 10/20/2049	2,099,528
1,813,885	2.50%, 11/20/2049	1,525,892
1,437,770	2.50%, 03/20/2051	1,201,577
2,048,675	2.50%, 09/20/2051	1,712,085
6,864,576	2.50%, 10/20/2051	5,736,741
20,790,000	2.50%, 01/20/2055(15)	17,359,650
100,440	3.00%, 09/20/2028(4)	2,416
1,731,475	3.00%, 05/20/2035(4)	85,547
244,252	3.00%, 02/16/2043(4)	33,096
1,203,973	3.00%, 03/15/2045	1,053,953
64,206	3.00%, 04/15/2045	56,208
1,057,774	3.00%, 07/15/2045	925,978
23,390	3.00%, 08/15/2045	20,475
6,844,477	3.00%, 04/20/2051	5,948,220
2,072,365	3.00%, 08/20/2051	1,798,245
2,627,342	3.00%, 09/20/2051	2,282,659
6,710,939	3.00%, 12/20/2051	5,826,400
1,363,865	3.00%, 02/20/2052	1,224,138
3,348,948	3.00%, 07/20/2052	2,909,244
22,467	3.50%, 02/16/2027(4)	221
97,285	3.50%, 03/20/2027(4)	1,588
68,145	3.50%, 07/20/2040(4)	1,065
43,953	3.50%, 02/20/2041(4)	318
340,168	3.50%, 04/20/2042(4)	13,005
1,334,252	3.50%, 10/20/2042(4)	178,374
170,827	3.50%, 11/15/2042	157,084
4,185	3.50%, 12/15/2042	3,841
92,757	3.50%, 02/15/2043	85,064
4,536	3.50%, 03/15/2043	4,160
831,353	3.50%, 04/15/2043	762,335
1,847,981	3.50%, 05/15/2043	1,695,300
457,609	3.50%, 07/20/2043(4)	68,053
975,462	3.50%, 03/20/2044	890,239
1,261,714	3.50%, 06/20/2046	1,141,788
321,216	3.50%, 07/20/2046	290,684
335,952	3.50%, 10/20/2046	304,018
1,335,590	3.50%, 02/20/2047	1,208,639
391,946	3.50%, 08/20/2047	354,260
273,872	3.50%, 11/20/2047	247,836
334,397	3.50%, 03/20/2048	301,894
455,074	3.50%, 06/20/2049	409,586
1,029,910	3.50%, 07/20/2049	931,435
1,110,117	3.50%, 11/20/2049	998,158
330,268	3.50%, 06/20/2050	297,478
1,054,538	3.50%, 02/20/2051	948,869
2,529,000	3.50%, 01/20/2055(15)	2,260,399
788,998	3.88%, 08/15/2042	740,459
13,154	4.00%, 12/16/2026(4)	1
214,968	4.00%, 05/20/2029(4)	732
1,418,188	4.00%, 07/20/2040	1,343,914
1,567,867	4.00%, 09/20/2040	1,485,753
2,499,248	4.00%, 10/20/2040	2,365,525
639,522	4.00%, 12/20/2040	602,091
122,469	4.00%, 05/16/2042(4)	11,305
2,103,092	4.00%, 09/16/2042(4)	500,960
112,032	4.00%, 01/20/2044(4)	21,694
821,633	4.00%, 01/16/2046(4)	140,177
739,639	4.00%, 03/20/2047(4)	129,704
331,990	4.00%, 11/20/2047	306,767
963,279	4.00%, 03/20/2048	892,291
2,549,571	4.00%, 07/20/2048	2,377,990
6,460,000	4.00%, 01/20/2055(15)	5,949,542
41,662	4.50%, 11/15/2039	39,808
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Government National Mortgage Association - 8.9% - (continued)
$ 440,636	4.50%, 05/15/2040	$426,063
1,581,517	4.50%, 05/20/2040	1,535,519
87,821	4.50%, 07/15/2041	84,040
1,460,154	4.50%, 08/20/2045(4)	277,734
137,552	4.50%, 01/20/2046	132,558
943,444	4.50%, 01/20/2047(4)	106,950
1,083,967	4.50%, 05/20/2048(4)	168,111
312,266	4.50%, 05/20/2052	295,927
909,807	4.50%, 08/20/2052	861,923
831,771	4.50%, 09/20/2052	787,865
3,760,883	4.50%, 10/20/2052	3,561,782
19,750,000	4.50%, 01/20/2055(15)	18,666,836
927,964	5.00%, 02/16/2040(4)	206,337
832,494	5.00%, 05/20/2040	829,122
663,438	5.00%, 06/20/2040	660,751
259,497	5.00%, 07/20/2040	258,599
493,558	5.00%, 06/15/2041	492,218
490,223	5.00%, 10/16/2041(4)	81,867
699,287	5.00%, 03/15/2044	696,976
198,231	5.00%, 01/16/2047(4)	42,556
3,429,827	5.00%, 07/15/2052	3,332,201
1,575,000	5.00%, 01/20/2055(15)	1,527,812
184,859	5.50%, 03/15/2033	187,106
265,514	5.50%, 04/15/2033	269,312
215,875	5.50%, 05/15/2033	221,070
371,992	5.50%, 10/20/2034	381,030
628,192	5.50%, 03/20/2039(4)	67,589
613,409	5.50%, 02/16/2047(4)	92,675
397,726	5.50%, 02/20/2047(4)	63,467
4,950,000	5.50%, 01/20/2055(15)	4,909,078
343	6.00%, 01/15/2029	350
265	6.00%, 04/15/2029	269
12,093	6.00%, 12/15/2031	12,392
295	6.00%, 10/15/2032	309
8,356	6.00%, 06/15/2033	8,486
175	6.00%, 03/15/2034	178
14,554	6.00%, 08/15/2034	15,097
24,289	6.00%, 09/15/2034	24,983
15,936	6.00%, 02/15/2035	16,611
29,132	6.00%, 03/15/2036	30,271
29,911	6.00%, 05/15/2036	30,677
72,320	6.00%, 06/15/2036	74,780
8,110	6.00%, 06/15/2037	8,312
18,384	6.00%, 08/15/2037	19,017
29,824	6.00%, 08/15/2039	30,807
627,975	6.00%, 09/20/2040(4)	102,162
48,034	6.00%, 06/15/2041	49,895
623,469	6.00%, 02/20/2046(4)	65,811
6,640,751	6.00%, 10/20/2054	6,689,963
7,963	6.50%, 06/15/2028	8,229
414	6.50%, 08/15/2028	419
1,104	6.50%, 09/15/2028	1,117
470	6.50%, 11/15/2028	474
2,384	6.50%, 12/15/2028	2,405
4,754	6.50%, 02/15/2029	4,828
35,506	6.50%, 03/15/2029	36,607
10,323	6.50%, 04/15/2029	10,645
3,521	6.50%, 05/15/2029	3,641
62,438	6.50%, 06/15/2029	64,004
1,918	6.50%, 07/15/2029	1,939
82	6.50%, 03/15/2031	84
63,803	6.50%, 04/15/2031	65,677
16,845	6.50%, 05/15/2031	17,263
1,311	6.50%, 06/15/2031	1,345
64,265	6.50%, 07/15/2031	65,875
12,292	6.50%, 08/15/2031	12,551
The accompanying notes are an integral part of these financial statements.

49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Government National Mortgage Association - 8.9% - (continued)
$ 20,762	6.50%, 09/15/2031	$21,350
35,410	6.50%, 10/15/2031	36,057
128,606	6.50%, 11/15/2031	131,985
20,850	6.50%, 12/15/2031	21,115
50,540	6.50%, 01/15/2032	51,852
13,473	6.50%, 02/15/2032	13,803
22,234	6.50%, 03/15/2032	23,023
81,434	6.50%, 04/15/2032	83,504
193	6.50%, 05/15/2032	197
11,489	6.50%, 06/15/2032	11,668
157	7.00%, 02/15/2031	158
68	7.00%, 06/15/2031	69
34	7.00%, 08/15/2031	35
		153,718,916
	Uniform Mortgage-Backed Security - 9.0%
950,000	2.00%, 01/01/2055(15)	738,996
32,420,000	5.00%, 01/01/2055(15)	31,287,718
61,389,000	5.50%, 01/01/2055(15)	60,575,506
48,460,000	6.00%, 01/01/2055(15)	48,683,371
9,660,000	6.50%, 01/01/2055(15)	9,859,237
4,095,000	7.00%, 01/01/2055(15)	4,245,674
		155,390,502
	Total U.S. Government Agencies (cost $752,922,073)	$710,683,294
U.S. GOVERNMENT SECURITIES - 21.9%
	U.S. Treasury Securities - 21.9%
	U.S. Treasury Bonds - 10.4%
24,645,000	1.25%, 05/15/2050	$11,683,822
5,115,000	1.88%, 11/15/2051	2,821,137
7,090,000	2.25%, 08/15/2046	4,577,023
15,065,000	2.25%, 02/15/2052	9,133,009
7,860,000	2.38%, 11/15/2049	4,994,500
90,455,000	2.88%, 08/15/2045	66,716,673
6,175,000	3.00%, 02/15/2047	4,575,695
22,615,000	3.38%, 05/15/2044(16)(17)	18,328,714
35,500,000	3.38%, 11/15/2048(18)	27,726,442
3,565,000	3.63%, 08/15/2043	3,019,847
12,035,000	3.63%, 05/15/2053	9,783,278
17,722,000	4.25%, 08/15/2054	16,183,745
		179,543,885
	U.S. Treasury Inflation-Indexed Bonds - 0.9%
10,970,125	0.25%, 02/15/2050(19)	6,392,587
3,603,941	0.63%, 02/15/2043(19)	2,638,544
5,361,800	0.75%, 02/15/2045(19)	3,882,795
3,094,781	1.38%, 02/15/2044(19)	2,573,833
		15,487,759
	U.S. Treasury Inflation-Indexed Notes - 1.5%
2,910,124	1.38%, 07/15/2033(19)	2,722,220
23,746,600	1.75%, 01/15/2034(19)	22,765,363
		25,487,583
	U.S. Treasury Notes - 9.1%
21,815,000	0.63%, 05/15/2030	17,899,989
65,790,000	2.25%, 11/15/2027	62,202,247
27,700,000	3.75%, 06/30/2030	26,796,432
14,670,000	4.13%, 11/30/2031	14,356,793
24,280,000	4.25%, 11/15/2034	23,647,180
13,160,000	4.38%, 05/15/2034	12,957,717
		157,860,358
	Total U.S. Government Securities (cost $463,319,088)	$378,379,585
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(20)(21)		$—
	Total Common Stocks (cost $265,121)		$—
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 5.94%(22)		$1,911,170
	Total Preferred Stocks (cost $1,591,820)		$1,911,170
	Total Long-Term Investments (cost $2,059,083,847)		$1,886,300,939
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.6%
$ 10,287,638	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $10,290,181; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $10,493,582		$10,287,638
	Securities Lending Collateral - 0.2%
588,729	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(23)		588,729
1,962,430	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(23)		1,962,430
588,729	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(23)		588,729
588,729	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(23)		588,729
			3,728,617
	Total Short-Term Investments (cost $14,016,255)		$14,016,255
	Total Investments (cost $2,073,100,102)	110.2%	$1,900,317,194
	Other Assets and Liabilities	(10.2)%	(176,171,641)
	Net Assets	100.0%	$1,724,145,553
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

50

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of these securities was
$451,135,505, representing 26.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $25,827,556, representing 1.5% of net assets.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of December 31, 2024.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of December 31, 2024, the market value of securities pledged was $4,619,662.
(17)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of December 31, 2024, the market value of securities pledged was $1,080,353.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2024, the market value of securities pledged was $4,959,521.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	30,559	$265,121	$—

(21)	Investment valued using significant unobservable inputs.
(22)	Perpetual security with no stated maturity date.
(23)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	949	03/17/2025	$66,301,128	$(922,398)
U.S. Treasury 10-Year Ultra Future	175	03/20/2025	19,479,687	(229,835)
U.S. Treasury Long Bond Future	20	03/20/2025	2,276,875	(55,908)
U.S. Treasury Ultra Bond Future	104	03/20/2025	12,366,250	(648,347)
Total				$(1,856,488)
Short position contracts:
Canadian 10-Year Bond Future	(277)	03/20/2025	$(23,627,236)	$(427,787)
Euro BUXL 30-Year Bond Future	(39)	03/06/2025	(5,360,025)	328,813
Euro-BUND Future	(69)	03/06/2025	(9,537,441)	246,920
Euro-OAT Future	(171)	03/06/2025	(21,857,879)	519,602
U.S. Treasury 2-Year Note Future	(105)	03/31/2025	(21,588,985)	37,314
U.S. Treasury 5-Year Note Future	(146)	03/31/2025	(15,520,484)	184,916
The accompanying notes are an integral part of these financial statements.

51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Futures Contracts Outstanding at December 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Note Future	(306)	03/20/2025	$(33,277,500)	$248,454
Total				$1,138,232
Total futures contracts				$(718,256)

TBA Sale Commitments Outstanding at December 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$8,544,000	01/20/2055	$(7,407,915)	$132,515
Government National Mortgage Association, 5.00%	7,937,500	01/20/2055	(7,699,685)	75,507
Uniform Mortgage-Backed Security, 2.00%	2,700,000	01/01/2040	(2,383,739)	36,558
Uniform Mortgage-Backed Security, 2.00%	2,175,000	01/01/2055	(1,691,912)	50,297
Uniform Mortgage-Backed Security, 2.50%	18,770,000	01/01/2055	(15,285,819)	484,558
Uniform Mortgage-Backed Security, 3.00%	12,820,000	01/01/2055	(10,886,984)	350,647
Uniform Mortgage-Backed Security, 3.00%	1,925,000	01/01/2040	(1,790,875)	22,235
Uniform Mortgage-Backed Security, 3.50%	3,843,000	01/01/2055	(3,398,814)	97,253
Uniform Mortgage-Backed Security, 4.00%	32,704,000	01/01/2055	(29,903,830)	374,260
Uniform Mortgage-Backed Security, 4.50%	14,455,000	01/01/2055	(13,594,527)	145,763
Uniform Mortgage-Backed Security, 4.50%	3,936,000	01/01/2040	(3,849,595)	40,587
Total TBA sale commitments (proceeds receivable $99,703,875)			$(97,893,695)	$1,810,180
At December 31, 2024, the aggregate market value of TBA Sale Commitments represents (5.7)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at December 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$150,783	$150,783
3.83% Fixed	12 Mo. USD SOFR	USD	6,000,000	02/15/2034	Annual	—	—	128,896	128,896
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	36,818	—	2,237,440	2,200,622
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	40,957	—	749,391	708,434
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(64,436)	806,580	871,016
3.59% Fixed	12 Mo. USD SOFR	USD	9,465,000	09/20/2053	Annual	38,931	—	618,466	579,535
Total centrally cleared interest rate swaps contracts						$116,706	$(64,436)	$4,691,556	$4,639,286

Foreign Currency Contracts Outstanding at December 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,568,767	USD	40,057,000	BRL	GSC	03/19/2025	$172,471
29,282,962	USD	27,722,000	EUR	DEUT	03/19/2025	466,246
Total foreign currency contracts						$638,717
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

52

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$312,919,197	$—	$312,919,197	$—
Corporate Bonds	409,400,557	—	409,400,557	—
Foreign Government Obligations	50,834,194	—	50,834,194	—
Municipal Bonds	22,169,088	—	22,169,088	—
Senior Floating Rate Interests	3,854	—	3,854	—
U.S. Government Agencies	710,683,294	—	710,683,294	—
U.S. Government Securities	378,379,585	—	378,379,585	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	1,911,170	1,911,170	—	—
Short-Term Investments	14,016,255	3,728,617	10,287,638	—
Foreign Currency Contracts(2)	638,717	—	638,717	—
Futures Contracts(2)	1,566,019	1,566,019	—	—
Swaps - Interest Rate(2)	4,639,286	—	4,639,286	—
Total	$1,907,161,216	$7,205,806	$1,899,955,410	$—
Liabilities
Futures Contracts(2)	$(2,284,275)	$(2,284,275)	$—	$—
TBA Sale Commitments	(97,893,695)	—	(97,893,695)	—
Total	$(100,177,970)	$(2,284,275)	$(97,893,695)	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.4%
	Asset-Backed - Automobile - 20.8%
$ 514,104	Ally Auto Receivables Trust 5.76%, 11/15/2026	$514,810
1,152,298	American Credit Acceptance Receivables Trust 5.90%, 02/12/2027(1)	1,156,380
540,000	American Heritage Auto Receivables Trust 4.83%, 03/15/2028(1)	540,899
	AmeriCredit Automobile Receivables Trust
1,969,000	1.01%, 01/19/2027	1,928,998
437,239	2.45%, 11/18/2026	435,469
1,174,239	4.38%, 04/18/2028	1,172,907
2,248,444	5.75%, 02/18/2028	2,258,049
380,463	5.84%, 10/19/2026	380,912
	ARI Fleet Lease Trust
352,318	5.30%, 11/15/2032(1)	354,270
604,331	5.41%, 02/17/2032(1)	606,436
365,128	6.05%, 07/15/2032(1)	369,035
199,733	Bank of America Auto Trust 5.83%, 05/15/2026(1)	199,967
2,500,000	BMW Vehicle Owner Trust 5.47%, 02/25/2028	2,522,983
	Bridgecrest Lending Auto Securitization Trust
717,744	5.78%, 02/16/2027	719,043
50,618	5.82%, 09/15/2026	50,634
	Capital One Prime Auto Receivables Trust
819,486	3.17%, 04/15/2027	813,298
340,000	4.61%, 10/15/2027	340,431
2,500,000	4.87%, 02/15/2028	2,509,297
11,575	5.20%, 05/15/2026	11,577
	CarMax Auto Owner Trust
634,449	4.73%, 09/15/2025	634,781
749,234	4.75%, 10/15/2027	750,473
183,214	5.50%, 06/15/2026	183,357
2,038,399	5.65%, 05/17/2027	2,048,523
392,117	5.72%, 11/16/2026	393,060
	Carvana Auto Receivables Trust
164,206	0.70%, 01/10/2028	159,664
583,441	5.50%, 08/10/2027(1)	585,106
640,402	5.76%, 04/12/2027(1)	642,123
254,227	5.77%, 04/12/2027(1)	254,932
85,443	6.09%, 11/10/2026(1)	85,584
415,138	6.23%, 01/11/2027(1)	415,991
317,063	6.41%, 09/10/2027(1)	318,823
	Chase Auto Owner Trust
734,814	5.48%, 04/26/2027(1)	737,401
935,930	5.66%, 05/26/2027(1)	939,928
1,038,365	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,045,056
	Citizens Auto Receivables Trust
862,029	5.43%, 10/15/2026(1)	864,275
1,191,168	5.54%, 11/16/2026(1)	1,195,114
1,825,000	5.83%, 02/15/2028(1)	1,849,780
646,794	6.09%, 10/15/2026(1)	648,551
	CPS Auto Receivables Trust
266,507	5.71%, 09/15/2027(1)	267,325
1,677,090	5.78%, 01/18/2028(1)	1,683,873
320,790	5.91%, 08/16/2027(1)	321,478
74,977	6.13%, 09/15/2026(1)	75,086
265,079	6.40%, 06/15/2027(1)	266,142
	DT Auto Owner Trust
118,964	5.88%, 04/15/2027(1)	119,065
354,809	6.29%, 08/16/2027(1)	356,079
	Enterprise Fleet Financing LLC
173,123	4.38%, 07/20/2029(1)	172,846
752,201	4.72%, 10/21/2025(1)	752,839
1,092,930	5.23%, 03/20/2030(1)	1,100,765
495,551	5.51%, 01/22/2029(1)	498,059
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.4% - (continued)
	Asset-Backed - Automobile - 20.8% - (continued)
$ 954,224	5.56%, 04/22/2030(1)	$962,458
1,440,000	5.74%, 12/20/2026(1)	1,452,155
752,855	5.76%, 10/22/2029(1)	758,106
2,707,963	6.40%, 03/20/2030(1)	2,759,052
	Exeter Automobile Receivables Trust
289,843	5.70%, 05/15/2026	289,968
1,857,526	5.82%, 02/15/2027	1,862,675
71,286	FHF Trust 0.83%, 12/15/2026(1)	70,784
646,497	Fifth Third Auto Trust 5.80%, 11/16/2026	647,799
78,934	First Investors Auto Owner Trust 2.03%, 01/15/2027(1)	78,792
	Flagship Credit Auto Trust
326,663	5.76%, 04/15/2027(1)	327,203
479,118	5.89%, 07/15/2027(1)	480,772
	Ford Credit Auto Lease Trust
2,100,000	5.06%, 05/15/2027	2,110,345
855,102	5.24%, 07/15/2026	856,524
	Ford Credit Auto Owner Trust
2,450,000	3.93%, 08/15/2027	2,438,252
615,000	4.59%, 10/15/2027	616,807
29,835	5.14%, 03/15/2026	29,838
463,286	5.57%, 06/15/2026	464,036
744,537	Foursight Capital Automobile Receivables Trust 5.99%, 05/15/2028(1)	749,169
	GLS Auto Receivables Issuer Trust
1,141,552	5.57%, 02/16/2027(1)	1,143,607
195,868	5.70%, 01/15/2027(1)	196,022
1,385,043	5.77%, 06/15/2027(1)	1,390,367
775,170	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	784,460
	GM Financial Automobile Leasing Trust
1,593,375	4.75%, 10/20/2025	1,594,289
356,444	5.16%, 04/20/2026	356,904
1,850,000	5.38%, 11/20/2026	1,859,689
624,578	5.58%, 01/20/2026	625,324
	GM Financial Consumer Automobile Receivables Trust
56,642	5.10%, 05/18/2026	56,652
261,677	5.12%, 02/16/2027	262,224
971,250	5.33%, 03/16/2027	974,538
646,788	5.74%, 09/16/2026	648,063
1,063,223	5.89%, 11/16/2026	1,067,076
	Honda Auto Receivables Owner Trust
300,000	3.76%, 12/18/2028	297,917
203,085	5.41%, 04/15/2026	203,370
1,136,087	5.87%, 06/22/2026	1,140,415
913,300	Huntington Auto Trust 5.50%, 03/15/2027(1)	916,565
	Hyundai Auto Lease Securitization Trust
1,435,000	4.77%, 03/15/2027(1)	1,438,929
527,661	5.05%, 01/15/2026(1)	527,898
1,237,119	5.15%, 06/15/2026(1)	1,239,658
882,617	5.85%, 03/16/2026(1)	884,741
	Hyundai Auto Receivables Trust
2,350,000	1.09%, 05/17/2027	2,314,260
735,000	2.35%, 04/17/2028	720,964
510,037	5.77%, 05/15/2026	510,986
441,506	LAD Auto Receivables Trust 5.44%, 11/16/2026(1)	442,158
	Mercedes-Benz Auto Lease Trust
725,000	4.23%, 02/15/2028	721,713
1,135,651	4.74%, 01/15/2027	1,136,677
867,870	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	867,979
The accompanying notes are an integral part of these financial statements.

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.4% - (continued)
	Asset-Backed - Automobile - 20.8% - (continued)
	Nissan Auto Lease Trust
$ 410,116	4.91%, 01/15/2026	$410,208
1,927,894	5.11%, 10/15/2026	1,932,803
	Nissan Auto Receivables Owner Trust
3,351,321	4.70%, 10/15/2025	3,353,392
95,518	5.34%, 02/17/2026	95,555
	Porsche Financial Auto Securitization Trust
1,135,000	5.79%, 01/22/2029(1)	1,144,658
183,706	5.88%, 11/23/2026(1)	184,049
907,341	Porsche Innovative Lease Owner Trust 4.77%, 10/20/2025(1)	907,837
	Santander Drive Auto Receivables Trust
214,906	5.71%, 02/16/2027	215,305
1,155,029	5.80%, 09/15/2027	1,158,632
147,960	6.08%, 05/17/2027	148,364
427,075	6.18%, 02/16/2027	427,622
	SBNA Auto Lease Trust
384,754	4.94%, 11/20/2026(1)	385,254
1,150,000	5.39%, 11/20/2026(1)	1,156,411
380,702	6.27%, 04/20/2026(1)	382,071
	SFS Auto Receivables Securitization Trust
411,390	5.35%, 06/21/2027(1)	412,266
197,614	5.89%, 03/22/2027(1)	198,139
	Tesla Auto Lease Trust
248,769	4.83%, 10/20/2025(1)	248,873
587,016	5.37%, 06/22/2026(1)	588,225
237,156	6.02%, 09/22/2025(1)	237,387
1,225,325	Tesla Electric Vehicle Trust 5.54%, 12/21/2026(1)	1,230,039
	Toyota Auto Receivables Owner Trust
189,679	5.28%, 05/15/2026	189,812
3,773,533	5.41%, 03/15/2027	3,787,907
1,931,004	5.60%, 08/17/2026	1,935,259
	Toyota Lease Owner Trust
1,625,000	4.21%, 09/20/2027(1)	1,615,660
550,000	4.31%, 02/22/2027(1)	549,105
198,856	USAA Auto Owner Trust 5.83%, 07/15/2026(1)	199,091
	Volkswagen Auto Loan Enhanced Trust
1,335,000	4.65%, 11/22/2027	1,337,826
251,475	5.50%, 12/21/2026	252,038
	Westlake Automobile Receivables Trust
411,928	1.23%, 04/15/2026(1)	410,193
125,473	4.92%, 10/15/2025(1)	125,523
406,864	5.62%, 03/15/2027(1)	407,975
2,857,099	5.80%, 02/16/2027(1)	2,864,615
502,989	5.89%, 02/16/2027(1)	505,925
345,868	5.96%, 10/15/2026(1)	346,546
270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	272,092
	Wheels Fleet Lease Funding 1 LLC
1,535,795	5.80%, 04/18/2038(1)	1,545,444
823,159	6.46%, 08/18/2038(1)	838,606
56,326	World Omni Auto Receivables Trust 5.25%, 11/16/2026	56,352
3,658	World Omni Automobile Lease Securitization Trust 5.47%, 11/17/2025	3,659
315,857	World Omni Select Auto Trust 5.92%, 03/15/2027	316,366
		109,906,738
	Commercial Mortgage-Backed Securities - 0.5%
49,110	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	48,924
2,500,000	FREMF Mortgage Trust 3.72%, 10/25/2048(1)(2)	2,476,533
		2,525,457
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.4% - (continued)
	Other Asset-Backed Securities - 10.3%
	Affirm Asset Securitization Trust
$ 96,038	4.55%, 06/15/2027(1)	$95,933
975,000	6.61%, 01/18/2028(1)	975,568
284,277	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	285,483
891,323	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	899,889
2,735,000	Apidos CLO XXXII Ltd. 5.72%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(3)	2,738,903
500,197	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	505,950
2,610,000	Bain Capital Credit CLO Ltd. 5.84%, 10/23/2034, 3 mo. USD Term SOFR + 1.21%(1)(3)	2,611,305
	BHG Securitization Trust
119,869	1.71%, 02/20/2035(1)	119,602
6,623	5.32%, 10/17/2035(1)	6,623
187,166	Blue Owl Asset Leasing Trust LLC 4.87%, 10/15/2025(1)	187,229
1,250,635	Carlyle U.S. CLO Ltd. 5.81%, 10/15/2031, 3 mo. USD Term SOFR + 1.15%(1)(3)	1,252,246
	CCG Receivables Trust
62,681	0.54%, 03/14/2029(1)	62,376
719,807	3.91%, 07/16/2029(1)	717,637
840,922	5.82%, 09/16/2030(1)	847,347
	CNH Equipment Trust
2,200,000	4.30%, 02/18/2028	2,197,486
835,943	5.19%, 07/15/2027	837,746
233,002	5.34%, 09/15/2026	233,196
600,000	5.42%, 10/15/2027	603,387
	Daimler Trucks Retail Trust
791,460	5.60%, 04/15/2026	793,767
232,003	6.03%, 09/15/2025	232,202
	Dell Equipment Finance Trust
860,000	5.58%, 03/22/2030(1)	863,743
124,006	5.84%, 01/22/2029(1)	124,150
225,289	6.10%, 04/23/2029(1)	226,003
1,304,926	Dext ABS LLC 6.56%, 05/15/2034(1)	1,319,651
414,174	DLLAA LLC 5.93%, 07/20/2026(1)	415,784
593,219	Dllad LLC 5.50%, 08/20/2027(1)	596,784
	DLLAD LLC
637,099	0.64%, 09/21/2026(1)	628,700
265,073	5.19%, 04/20/2026(1)	265,301
309,506	DLLMT LLC 5.78%, 11/20/2025(1)	309,972
464,950	DLLST LLC 5.33%, 01/20/2026(1)	465,953
2,228,273	GoldenTree Loan Management U.S. CLO 4 Ltd. 5.78%, 04/24/2031, 3 mo. USD Term SOFR + 1.15%(1)(3)	2,230,635
1,583,239	Granite Park Equipment Leasing LLC 6.51%, 05/20/2030(1)	1,603,056
	GreatAmerica Leasing Receivables Funding LLC
1,525,543	5.32%, 08/17/2026(1)	1,531,201
509,220	5.35%, 02/16/2026(1)	510,246
	HPEFS Equipment Trust
1,340,000	5.18%, 05/20/2031(1)	1,347,762
400,564	5.43%, 08/20/2029(1)	400,969
557,229	6.04%, 01/21/2031(1)	559,528
	John Deere Owner Trust
875,000	4.36%, 08/16/2027	874,751
82,966	5.28%, 03/16/2026	82,988
559,113	5.59%, 06/15/2026	559,739
	Kubota Credit Owner Trust
1,421,067	5.39%, 01/15/2027(1)	1,427,447
137,934	5.40%, 02/17/2026(1)	138,059
The accompanying notes are an integral part of these financial statements.

55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.4% - (continued)
	Other Asset-Backed Securities - 10.3% - (continued)
$ 1,338,901	5.61%, 07/15/2026(1)	$1,343,051
1,389,158	Madison Park Funding XXIV Ltd. 5.74%, 10/20/2029, 3 mo. USD Term SOFR + 1.12%(1)(3)	1,390,562
	MMAF Equipment Finance LLC
1,973,070	5.20%, 09/13/2027(1)	1,980,660
935,085	5.79%, 11/13/2026(1)	940,149
1,602,075	Octagon Investment Partners 36 Ltd. 5.89%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(3)	1,603,871
1,944,341	Octagon Investment Partners 39 Ltd. 5.77%, 10/20/2030, 3 mo. USD Term SOFR + 1.15%(1)(3)	1,946,497
569,299	Octagon Investment Partners XVII Ltd. 5.89%, 01/25/2031, 3 mo. USD Term SOFR + 1.26%(1)(3)	569,883
594,272	Race Point IX CLO Ltd. 5.86%, 10/15/2030, 3 mo. USD Term SOFR + 1.20%(1)(3)	594,369
2,750,000	Rad CLO 7 Ltd. 6.00%, 04/17/2036, 3 mo. USD Term SOFR + 1.35%(1)(3)	2,757,208
1,577,253	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	1,589,189
648,312	Tesla Sustainable Energy Trust 4.83%, 12/03/2025(1)	648,771
2,700,000	Verizon Master Trust 4.89%, 04/13/2028	2,701,860
810,000	Volvo Financial Equipment LLC 4.29%, 10/16/2028(1)	804,260
2,750,000	Voya CLO Ltd. 5.82%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(3)	2,752,648
		54,309,275
	Whole Loan Collateral CMO - 2.8%
507,827	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(2)	468,594
	BRAVO Residential Funding Trust
242,285	0.94%, 02/25/2049(1)(2)	216,989
247,211	0.97%, 03/25/2060(1)(2)	234,765
844,555	1.70%, 04/25/2060(1)(2)	787,841
108,388	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	106,884
	COLT Mortgage Loan Trust
1,430,046	1.11%, 10/25/2066(1)(2)	1,197,167
334,349	1.33%, 10/26/2065(1)(2)	302,866
1,715,324	1.40%, 10/25/2066(1)(2)	1,394,441
55,221	1.51%, 04/27/2065(1)(2)	53,406
890,896	1.73%, 11/26/2066(1)(2)	780,147
1,021,992	CSMC Trust 3.57%, 07/25/2049(1)(4)	975,570
	Ellington Financial Mortgage Trust
381,748	0.93%, 06/25/2066(1)(2)	311,189
37,028	2.74%, 11/25/2059(1)(2)	35,675
	GCAT Trust
2,469,541	1.26%, 07/25/2066(1)(2)	2,002,484
509,702	1.92%, 08/25/2066(1)(2)	464,819
	MFA Trust
212,353	1.01%, 01/26/2065(1)(2)	197,248
426,515	1.03%, 11/25/2064(1)(2)	372,979
	New Residential Mortgage Loan Trust
1,202,008	1.16%, 11/27/2056(1)(2)	1,034,432
346,316	4.00%, 08/27/2057(1)(2)	328,871
	OBX Trust
26,901	5.10%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(3)	26,443
426,265	5.12%, 06/25/2064(1)	421,734
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.4% - (continued)
	Whole Loan Collateral CMO - 2.8% - (continued)
$ 33,441	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(2)	$32,891
1,675,960	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	1,378,175
	Starwood Mortgage Residential Trust
191,070	0.94%, 05/25/2065(1)(2)	176,662
30,363	2.28%, 02/25/2050(1)(2)	28,900
	Towd Point Mortgage Trust
317,488	2.75%, 06/25/2057(1)(2)	308,199
484,414	3.75%, 03/25/2058(1)(2)	479,119
52,982	5.05%, 02/25/2057, 1 mo. USD Term SOFR + 0.71%(1)(3)	55,308
	Verus Securitization Trust
990,508	1.63%, 10/25/2066(1)(2)	833,712
134,978	3.69%, 11/25/2059(1)(2)	133,065
		15,140,575
	Total Asset & Commercial Mortgage-Backed Securities (cost $183,581,437)	$181,882,045
CORPORATE BONDS - 21.8%
	Aerospace/Defense - 0.2%
900,000	Litton Industries, Inc. 7.75%, 03/15/2026	$926,029
	Agriculture - 0.3%
1,700,000	Cargill, Inc. 3.50%, 04/22/2025(1)(5)	1,694,090
	Auto Manufacturers - 1.0%
1,400,000	American Honda Finance Corp. 4.95%, 01/09/2026	1,402,463
	Daimler Truck Finance North America LLC
565,000	5.15%, 01/16/2026(1)	566,846
875,000	5.60%, 08/08/2025(1)	879,247
	Hyundai Capital America
1,650,000	5.45%, 06/24/2026(1)	1,661,232
1,000,000	6.25%, 11/03/2025(1)	1,009,712
		5,519,500
	Beverages - 0.1%
730,000	Diageo Capital PLC 5.20%, 10/24/2025	733,891
	Chemicals - 0.4%
1,700,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	1,652,562
580,000	Nutrien Ltd. 5.95%, 11/07/2025	585,568
		2,238,130
	Commercial Banks - 9.9%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,635,534
1,750,000	ANZ New Zealand International Ltd. 5.13%, 02/18/2025, 3 mo. USD SOFR + 0.60%(1)(3)	1,750,795
925,000	Bank of America Corp. 5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	927,678
2,000,000	Bank of America NA 5.65%, 08/18/2025	2,010,858
430,000	Bank of New York Mellon 5.15%, 05/22/2026, (5.15% fixed rate until 05/22/2025; 6 mo. USD SOFR + 1.07% thereafter)(6)	430,558
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)	998,836
1,250,000	4.94%, 01/26/2026(1)	1,252,143
875,000	5.90%, 07/13/2026(1)	887,547
The accompanying notes are an integral part of these financial statements.

56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.8% - (continued)
	Commercial Banks - 9.9% - (continued)
$ 950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(6)	$967,074
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,130,528
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,222,960
1,625,000	Citibank NA 4.93%, 08/06/2026	1,631,465
1,400,000	Citigroup, Inc. 5.27%, 01/25/2026, 3 mo. USD SOFR + 0.69%(3)	1,400,740
1,250,000	Commonwealth Bank of Australia 5.08%, 01/10/2025	1,250,127
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,215,227
	Danske Bank AS
1,180,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	1,189,913
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/31/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	750,157
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(6)	1,688,062
1,750,000	Goldman Sachs Group, Inc. 5.80%, 08/10/2026, (5.80% fixed rate until 08/10/2025; 6 mo. USD SOFR + 1.08% thereafter)(6)	1,759,770
1,250,000	HSBC Holdings PLC 7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(6)	1,274,116
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(6)	786,558
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,303,716
1,850,000	5.40%, 11/21/2025	1,855,492
1,225,000	Morgan Stanley 5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(6)	1,229,157
	Morgan Stanley Bank NA
1,250,000	4.75%, 04/21/2026	1,251,338
1,500,000	5.48%, 07/16/2025	1,505,387
	National Australia Bank Ltd.
1,225,000	4.97%, 01/12/2026	1,230,340
1,400,000	5.04%, 01/12/2025, 3 mo. USD SOFR + 0.38%(1)(3)	1,400,082
1,000,000	National Securities Clearing Corp. 5.15%, 05/30/2025(1)	1,002,080
1,600,000	PNC Bank NA 4.78%, 01/15/2027, (4.78% fixed rate until 01/15/2026; 6 mo. USD SOFR + 0.50% thereafter)(6)	1,600,713
875,000	Royal Bank of Canada 5.20%, 07/20/2026	883,180
	Societe Generale SA
1,350,000	4.35%, 06/13/2025(1)	1,347,303
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(6)	935,974
1,225,000	Standard Chartered PLC 6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(6)	1,236,939
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(6)	1,511,913
925,000	Toronto-Dominion Bank 5.10%, 01/09/2026	929,237
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.8% - (continued)
	Commercial Banks - 9.9% - (continued)
$ 1,250,000	Truist Financial Corp. 5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(6)	$1,259,537
	Wells Fargo Bank NA
1,700,000	4.81%, 01/15/2026	1,704,936
1,750,000	5.55%, 08/01/2025	1,757,767
		52,105,737
	Diversified Financial Services - 0.7%
	American Express Co.
1,300,000	3.95%, 08/01/2025	1,294,758
1,250,000	4.99%, 05/01/2026, (4.99% fixed rate until 05/01/2025; 6 mo. USD SOFR + 1.00% thereafter)(6)	1,250,316
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(6)	974,231
		3,519,305
	Electric - 2.1%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,318,372
1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	1,255,388
835,033	Consumers Securitization Funding LLC 5.55%, 03/01/2028	840,815
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,428,999
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	501,301
	NextEra Energy Capital Holdings, Inc.
980,000	5.75%, 09/01/2025	985,974
525,000	6.05%, 03/01/2025	525,929
1,700,000	Sempra 5.40%, 08/01/2026	1,714,968
1,750,000	Southern California Edison Co. 5.35%, 03/01/2026	1,761,455
1,000,000	Southern Co. 5.15%, 10/06/2025	1,003,304
		11,336,505
	Gas - 0.2%
1,000,000	Spire, Inc. 5.30%, 03/01/2026	1,004,773
	Healthcare - Services - 1.4%
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	547,231
4,150,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	4,021,252
	UnitedHealth Group, Inc.
1,300,000	4.75%, 07/15/2026	1,303,264
1,395,000	5.15%, 10/15/2025	1,401,945
		7,273,692
	Insurance - 2.5%
	Athene Global Funding
1,600,000	4.86%, 08/27/2026(1)	1,598,298
980,000	5.68%, 02/23/2026(1)	987,986
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	702,478
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	735,262
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,552,266
	Jackson National Life Global Funding
1,225,000	5.50%, 01/09/2026(1)	1,230,622
775,000	5.55%, 07/02/2027(1)	784,716
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,229,829
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,266,987
The accompanying notes are an integral part of these financial statements.

57

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.8% - (continued)
	Insurance - 2.5% - (continued)
	Protective Life Global Funding
$ 1,375,000	3.22%, 03/28/2025(1)	$1,370,490
1,525,000	5.37%, 01/06/2026(1)	1,534,424
		12,993,358
	Oil & Gas - 0.6%
1,238,000	Occidental Petroleum Corp. 5.88%, 09/01/2025	1,241,793
1,750,000	Ovintiv, Inc. 5.65%, 05/15/2025	1,754,080
		2,995,873
	Pharmaceuticals - 0.3%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	468,862
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,223,732
		1,692,594
	Pipelines - 1.1%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	248,457
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	929,521
1,100,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	1,080,207
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,075,533
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,711,462
		6,045,180
	Retail - 0.1%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	804,548
	Savings & Loans - 0.4%
2,030,000	Nationwide Building Society 3.90%, 07/21/2025(1)	2,022,676
	Semiconductors - 0.2%
885,000	Intel Corp. 4.88%, 02/10/2026	885,213
	Software - 0.1%
275,000	Oracle Corp. 5.80%, 11/10/2025	277,723
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,010,199
	Total Corporate Bonds (cost $114,477,987)	$115,079,016
MUNICIPAL BONDS - 0.3%
	General - 0.3%
1,630,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.09%, 06/15/2025	$1,633,462
	Total Municipal Bonds (cost $1,630,000)	$1,633,462
U.S. GOVERNMENT AGENCIES - 4.0%
	Mortgage-Backed Agencies - 4.0%
	Federal Home Loan Mortgage Corp. - 0.6%
433,397	1.00%, 05/15/2041	$399,281
87,488	1.75%, 04/15/2027	86,224
5,385	3.00%, 05/15/2043	5,372
112,348	3.50%, 11/15/2025	111,635
821,198	3.50%, 05/15/2026	814,670
1,583,788	4.00%, 03/15/2037	1,573,861
		2,991,043
	Federal National Mortgage Association - 0.8%
334,394	1.75%, 09/25/2041	316,176
300,639	3.50%, 08/25/2026	298,169
444,820	3.50%, 11/01/2034	440,732
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 4.0% - (continued)
	Mortgage-Backed Agencies - 4.0% - (continued)
	Federal National Mortgage Association - 0.8% - (continued)
$ 531,143	3.50%, 11/25/2038	$525,198
499,785	4.00%, 09/25/2039	496,344
1,054,308	4.00%, 07/25/2040	1,045,065
1,040,904	4.00%, 06/25/2041	1,033,718
		4,155,402
	Government National Mortgage Association - 2.6%
2,209,901	2.00%, 12/16/2040	2,038,595
1,496,653	2.00%, 06/16/2041	1,408,845
295,571	2.50%, 09/20/2046	282,582
692,790	3.50%, 01/20/2052	681,184
9,521,621	4.50%, 11/20/2043	9,440,277
		13,851,483
	Total U.S. Government Agencies (cost $20,851,623)	$20,997,928
U.S. GOVERNMENT SECURITIES - 18.7%
	U.S. Treasury Securities - 18.7%
	U.S. Treasury Notes - 18.7%
25,600,000	0.38%, 11/30/2025	$24,720,854
27,625,000	1.38%, 08/31/2026	26,362,827
11,600,000	2.88%, 08/15/2028	11,034,612
36,690,000	4.25%, 10/15/2025	36,699,257
	Total U.S. Government Securities (cost $98,726,170)	$98,817,550
	Total Long-Term Investments (cost $419,267,217)	$418,410,001
SHORT-TERM INVESTMENTS - 20.3%
	Repurchase Agreements - 0.0%
40,648	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2024 at 4.45%, due on 01/02/2025 with a maturity value of $40,658; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 04/15/2027, with a market value of $41,671	$40,648
	Securities Lending Collateral - 0.1%
29,923	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(7)	29,923
99,742	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(7)	99,742
29,923	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(7)	29,923
29,923	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(7)	29,923
		189,511
	U.S. Treasury Securities - 20.2%
	U.S. Treasury Bills - 20.2%
1,080,000	4.22%, 01/14/2025(8)	1,078,256
5,825,000	4.28%, 04/03/2025(8)	5,762,795
5,525,000	4.29%, 12/26/2025(8)	5,306,735
5,375,000	4.30%, 04/22/2025(8)	5,306,272
10,825,000	4.38%, 03/20/2025(8)	10,728,299
6,175,000	4.39%, 01/23/2025(8)	6,157,981
10,775,000	4.40%, 02/25/2025(8)	10,702,774
16,075,000	4.41%, 03/18/2025(8)	15,935,238
10,800,000	4.42%, 03/11/2025(8)	10,714,541
5,425,000	4.42%, 04/03/2025(8)	5,367,066
The accompanying notes are an integral part of these financial statements.

58

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 20.3% - (continued)
	U.S. Treasury Securities - 20.2% - (continued)
	U.S. Treasury Bills - 20.2 - (continued)
$ 5,375,000	4.44%, 03/11/2025(8)		$5,332,469
7,500,000	4.46%, 02/25/2025(8)		7,449,068
13,925,000	4.85%, 01/30/2025(8)		13,869,698
3,000,000	4.87%, 03/20/2025(8)		2,973,201
			106,684,393
	Total Short-Term Investments (cost $106,878,139)		$106,914,552
	Total Investments (cost $526,145,356)	99.5%	$525,324,553
	Other Assets and Liabilities	0.5%	2,640,087
	Net Assets	100.0%	$527,964,640
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of these securities was
$158,777,974, representing 30.1% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at December 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$181,882,045	$—	$181,882,045	$—
Corporate Bonds	115,079,016	—	115,079,016	—
Municipal Bonds	1,633,462	—	1,633,462	—
U.S. Government Agencies	20,997,928	—	20,997,928	—
U.S. Government Securities	98,817,550	—	98,817,550	—
Short-Term Investments	106,914,552	189,511	106,725,041	—
Total	$525,324,553	$189,511	$525,135,042	$—

(1)	For the year ended December 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

59

Hartford HLS Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka

60

Hartford HLS Funds
 Statements of Assets and Liabilities
December 31, 2024

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in securities, at market value(1)	$1,617,874,177	$3,682,459,839	$2,978,677,865	$3,244,528,899	$116,861,560	$814,047,960
Repurchase agreements	5,821,030	13,942,243	1,540,622	9,598,372	—	2,961,783
Cash	22,930,780	54,939,988	6,137,498	37,829,721	—	11,668,841
Cash collateral due from broker on futures contracts	—	3,615,377	—	—	—	—
Cash collateral held for securities on loan	3,740	—	—	400,472	—	158,619
Foreign currency	—	987,240	—	1,479,431	36,729	44,650
Receivables:
Investment securities sold	4,265,925	7,601,545	—	—	927,276	—
Fund shares sold	21,403	274,364	50,655	554,717	16,472	278,715
Dividends and interest	6,196,383	1,841,165	1,186,845	3,709,295	67,353	450,076
Securities lending income	272	551	—	3,284	48	1,828
Variation margin on futures contracts	1,836	—	—	—	—	—
Tax reclaims	706,306	212,389	38,922	1,310,195	43,081	1,392,264
Other assets	9,865	18,888	16,181	16,565	4,033	7,431
Total assets	1,657,831,717	3,765,893,589	2,987,648,588	3,299,430,951	117,956,552	831,012,167
Liabilities:
Due to custodian	—	—	—	—	111,031	—
Obligation to return securities lending collateral	74,800	—	—	8,009,440	—	3,172,384
Payables:
Investment securities purchased	7,557,353	1,705,601	—	—	80,740	72
Fund shares redeemed	586,700	1,675,007	3,676,295	668,197	21,011	270,917
Investment management fees	860,361	2,114,445	1,467,940	1,804,413	87,879	516,805
Transfer agent fees	956	1,481	1,535	1,131	992	1,249
Accounting services fees	20,855	43,859	34,839	40,002	2,033	11,737
Chief Compliance Officer fees	964	2,167	1,711	1,943	70	473
Board of Directors' fees	7,969	18,060	14,221	16,066	589	3,963
Variation margin on futures contracts	—	274,767	—	—	—	—
Foreign taxes	—	—	—	—	—	1,008,791
Distribution fees	7,807	16,687	15,479	15,340	1,038	3,078
Accrued expenses	93,839	125,770	111,857	109,188	35,211	105,223
Total liabilities	9,211,604	5,977,844	5,323,877	10,665,720	340,594	5,094,692
Net assets	$1,648,620,113	$3,759,915,745	$2,982,324,711	$3,288,765,231	$117,615,958	$825,917,475
Summary of Net Assets:
Capital stock and paid-in-capital	$1,124,827,047	$2,294,741,931	$1,367,997,168	$1,642,986,000	$80,596,258	$661,039,295
Distributable earnings (loss)	523,793,066	1,465,173,814	1,614,327,543	1,645,779,231	37,019,700	164,878,180
Net assets	$1,648,620,113	$3,759,915,745	$2,982,324,711	$3,288,765,231	$117,615,958	$825,917,475
Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000	800,000,000	2,625,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$29.33	$53.19	$22.54	$23.38	$16.36	$16.16
Shares outstanding	49,789,933	63,185,048	115,912,961	124,823,288	5,660,224	46,508,827
Net Assets	$1,460,249,512	$3,360,829,488	$2,612,607,458	$2,918,912,113	$92,588,092	$751,450,397
Class IB:Net asset value per share	$30.11	$51.76	$22.12	$23.15	$14.35	$16.50
Shares outstanding	6,256,784	7,396,153	13,688,758	15,978,570	1,744,692	4,513,790
Net Assets	$188,370,601	$382,791,930	$302,753,065	$369,853,118	$25,027,866	$74,467,078
Class IC:Net asset value per share	$—	$52.13	$22.54	$—	$—	$—
Shares outstanding	—	312,595	2,970,731	—	—	—
Net Assets	$—	$16,294,327	$66,964,188	$—	$—	$—
Cost of investments	$1,233,411,657	$2,579,460,676	$1,645,986,990	$2,066,320,672	$84,694,762	$666,738,481
Cost of foreign currency	$—	$1,019,004	$—	$1,508,710	$44,918	$44,741
(1) Includes Investment in securities on loan, at market value	$70,665	$—	$—	$7,818,405	$—	$3,292,320
The accompanying notes are an integral part of these financial statements.

61

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
December 31, 2024

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$829,549,234	$566,267,962	$430,635,895	$1,262,073,075	$1,890,029,556	$525,283,905
Repurchase agreements	840,865	691,798	314,546	4,944,698	10,287,638	40,648
Cash	3,328,644	2,735,875	1,248,786	19,601,336	47,020,135	186,063
Cash collateral held for securities on loan	—	310,694	278,300	—	196,243	9,974
Foreign currency	—	—	—	—	857,564	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	638,717	—
Receivables:
Investment securities sold	—	113,044	—	—	104,753,282	—
Fund shares sold	65,015	1,035,880	16,183	23,860	801,289	34,272
Dividends and interest	88,394	227,892	222,656	1,401,098	13,069,858	3,001,066
Securities lending income	—	5,353	8,235	—	5,600	86
Variation margin on futures contracts	—	—	—	—	439,996	—
Variation margin on centrally cleared swap contracts	—	—	—	—	28,152	—
Tax reclaims	—	—	—	—	23,242	—
Other assets	6,928	8,954	5,432	8,664	10,275	5,540
Total assets	833,879,080	571,397,452	432,730,033	1,288,052,731	2,068,161,547	528,561,554
Liabilities:
Obligation to return securities lending collateral	—	6,213,872	5,565,991	—	3,924,860	199,485
Cash collateral due to broker on swap contracts	—	—	—	—	330,000	—
Cash collateral due to broker on TBA sale commitments	—	—	—	—	280,000	—
TBA sale commitments, at market value	—	—	—	—	97,893,695	—
Payables:
Investment securities purchased	—	403,312	—	—	240,461,832	—
Fund shares redeemed	269,661	28,260	82,310	5,611,073	268,218	129,301
Investment management fees	533,887	363,762	285,986	540,941	699,468	179,325
Transfer agent fees	1,249	1,180	982	948	1,033	970
Accounting services fees	10,806	10,032	6,285	17,238	22,093	7,776
Chief Compliance Officer fees	490	450	250	757	985	304
Board of Directors' fees	4,184	3,905	2,157	6,280	8,120	2,448
Distribution fees	3,365	8,411	1,602	4,327	6,235	2,841
Accrued expenses	61,942	51,827	54,774	72,655	119,455	74,464
Total liabilities	885,584	7,085,011	6,000,337	6,254,219	344,015,994	596,914
Net assets	$832,993,496	$564,312,441	$426,729,696	$1,281,798,512	$1,724,145,553	$527,964,640
Summary of Net Assets:
Capital stock and paid-in-capital	$512,362,895	$333,739,037	$406,610,331	$561,930,017	$2,021,877,771	$515,729,950
Distributable earnings (loss)	320,630,601	230,573,404	20,119,365	719,868,495	(297,732,218)	12,234,690
Net assets	$832,993,496	$564,312,441	$426,729,696	$1,281,798,512	$1,724,145,553	$527,964,640
Shares authorized	2,400,000,000	700,000,000	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$28.37	$29.00	$17.73	$100.50	$9.45	$10.41
Shares outstanding	26,534,903	12,470,142	21,902,864	11,716,858	166,370,594	44,066,107
Net Assets	$752,764,299	$361,596,111	$388,252,290	$1,177,592,776	$1,571,992,398	$458,676,218
Class IB:Net asset value per share	$26.48	$27.09	$14.61	$100.42	$9.40	$10.40
Shares outstanding	3,029,860	7,483,161	2,632,919	1,037,698	16,185,434	6,661,107
Net Assets	$80,229,197	$202,716,330	$38,477,406	$104,205,736	$152,153,155	$69,288,422
Cost of investments	$637,554,797	$434,822,151	$342,055,383	$699,846,061	$2,073,100,102	$526,145,356
Cost of foreign currency	$—	$—	$—	$—	$870,348	$—
Proceeds of TBA sale commitments	$—	$—	$—	$—	$99,703,875	$—
(1) Includes Investment in securities on loan, at market value	$—	$6,048,205	$5,392,585	$—	$3,821,182	$194,322
The accompanying notes are an integral part of these financial statements.

62

Hartford HLS Funds
 Statements of Operations
For the Year Ended December 31, 2024

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Investment Income:
Dividends	$18,524,040	$50,305,000	$33,200,302	$83,205,733	$1,129,494	$21,254,345
Interest	26,117,553	4,174,587	546,566	2,860,683	82,599	704,700
Securities lending — net	4,812	66,494	10,681	107,668	2,386	35,557
Foreign withholding tax reclaims	—	—	—	1,525,293	—	—
Less: Foreign tax withheld	(350,287)	(541,422)	—	(901,266)	(17,471)	(2,004,158)
Total investment income, net	44,296,118	54,004,659	33,757,549	86,798,111	1,197,008	19,990,444
Expenses:
Investment management fees	10,702,089	24,128,372	16,647,833	21,909,493	1,168,859	6,240,585
Administrative services fees
Class IC	—	39,488	168,960	—	—	—
Transfer agent fees
Class IA	5,077	7,951	8,043	6,041	4,645	6,642
Class IB	662	914	945	750	1,242	676
Class IC	—	37	212	—	—	—
Distribution fees
Class IB	489,089	957,275	753,783	959,128	72,500	200,542
Class IC	—	39,488	168,960	—	—	—
Custodian fees	9,288	17,097	11,089	10,995	6,626	36,516
Registration and filing fees	12,585	18,252	18,372	12,692	12,692	13,246
Accounting services fees	262,531	548,606	436,096	512,941	27,503	143,366
Board of Directors' fees	41,835	92,679	73,023	85,573	3,409	21,324
Chief Compliance Officer fees	3,574	7,923	6,242	7,145	289	1,821
Audit and tax fees	47,751	34,022	32,584	62,655	28,947	50,613
Other expenses	121,854	203,815	113,907	184,768	20,323	103,537
Total expenses (before waivers, reimbursements and fees paid indirectly)	11,696,335	26,095,919	18,440,049	23,752,181	1,347,035	6,818,868
Management fee waivers	(508,719)	—	—	—	—	—
Commission recapture	(2,937)	(23,525)	(21,468)	(22,045)	(889)	(997)
Total waivers, reimbursements and fees paid indirectly	(511,656)	(23,525)	(21,468)	(22,045)	(889)	(997)
Total expenses	11,184,679	26,072,394	18,418,581	23,730,136	1,346,146	6,817,871
Net Investment Income (Loss)	33,111,439	27,932,265	15,338,968	63,067,975	(149,138)	13,172,573
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	151,070,767	479,596,597	311,845,443	500,001,608	6,435,621	66,609,629
Less: Foreign taxes paid on realized capital gains	—	—	—	—	—	(190,598)
Futures contracts	193,653	17,291,644	—	—	—	—
Other foreign currency transactions	5,778	(64,657)	(2,358)	(34,544)	(4,432)	(136,097)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	151,270,198	496,823,584	311,843,085	499,967,064	6,431,189	66,282,934
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(3,604,529)	192,488,063	328,955,139	(144,238,600)	(4,437,596)	(8,569,260)
Futures contracts	(191,054)	(4,221,748)	—	—	—	—
Translation of other assets and liabilities in foreign currencies	(81,128)	(37,911)	(1,353)	(29,531)	(12,966)	(74,987)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(3,876,711)	188,228,404	328,953,786	(144,268,131)	(4,450,562)	(8,644,247)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	147,393,487	685,051,988	640,796,871	355,698,933	1,980,627	57,638,687
Net Increase (Decrease) in Net Assets Resulting from Operations	$180,504,926	$712,984,253	$656,135,839	$418,766,908	$1,831,489	$70,811,260
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$—	$—	$(70,321)
The accompanying notes are an integral part of these financial statements.

63

Hartford HLS Funds
 Statements of Operations – (continued)
For the Year Ended December 31, 2024

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$4,246,721	$3,568,448	$2,490,372	$25,161,246	$146,578	$—
Interest	141,642	243,878	217,554	1,298,318	81,096,579	27,970,978
Securities lending — net	146,992	67,644	28,986	225	29,652	10,199
Less: Foreign tax withheld	(7,784)	—	—	(96,362)	(20,752)	—
Total investment income, net	4,527,571	3,879,970	2,736,912	26,363,427	81,252,057	27,981,177
Expenses:
Investment management fees	6,869,921	4,687,126	3,266,450	6,498,021	8,354,211	2,187,324
Transfer agent fees
Class IA	6,364	5,172	5,352	5,230	5,644	5,080
Class IB	624	1,826	540	465	567	769
Distribution fees
Class IB	214,273	497,741	99,233	275,174	401,175	179,749
Custodian fees	9,803	6,203	12,797	5,934	25,223	4,952
Registration and filing fees	12,820	23,317	12,933	12,585	15,176	12,700
Accounting services fees	154,627	128,123	79,900	211,258	275,440	99,285
Board of Directors' fees	23,583	19,565	10,959	33,302	43,160	13,186
Chief Compliance Officer fees	1,772	1,634	914	2,824	3,712	1,126
Audit and tax fees	30,886	31,299	34,395	30,867	47,748	43,394
Other expenses	79,096	97,149	48,713	101,616	142,439	67,667
Total expenses (before waivers, reimbursements and fees paid indirectly)	7,403,769	5,499,155	3,572,186	7,177,276	9,314,495	2,615,232
Commission recapture	(4,320)	(14,402)	(4,089)	(2,058)	—	—
Total waivers, reimbursements and fees paid indirectly	(4,320)	(14,402)	(4,089)	(2,058)	—	—
Total expenses	7,399,449	5,484,753	3,568,097	7,175,218	9,314,495	2,615,232
Net Investment Income (Loss)	(2,871,878)	(1,604,783)	(831,185)	19,188,209	71,937,562	25,365,945
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	156,271,872	140,114,118	29,302,155	155,782,716	(16,099,203)	194,515
Purchased options contracts	—	—	—	—	8,795	—
Futures contracts	—	—	—	—	(1,221,250)	—
Written options contracts	—	—	—	—	458,913	—
Swap contracts	—	—	—	—	(1,051,884)	—
Foreign currency contracts	—	—	—	—	2,921,203	—
Other foreign currency transactions	—	—	—	(16,358)	(139,859)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	156,271,872	140,114,118	29,302,155	155,766,358	(15,123,285)	194,515
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(97,645,737)	(34,381,923)	20,256,494	(61,005,801)	(20,249,803)	2,149,615
Futures contracts	—	—	—	—	(516,873)	—
Swap contracts	—	—	—	—	4,154,382	—
Foreign currency contracts	—	—	—	—	1,050,769	—
Translation of other assets and liabilities in foreign currencies	—	—	—	—	(203,690)	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(97,645,737)	(34,381,923)	20,256,494	(61,005,801)	(15,765,215)	2,149,615
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	58,626,135	105,732,195	49,558,649	94,760,557	(30,888,500)	2,344,130
Net Increase (Decrease) in Net Assets Resulting from Operations	$55,754,257	$104,127,412	$48,727,464	$113,948,766	$41,049,062	$27,710,075
The accompanying notes are an integral part of these financial statements.

64

Hartford HLS Funds
 Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$33,111,439	$32,490,230	$27,932,265	$30,305,825
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	151,270,198	96,700,040	496,823,584	61,193,324
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(3,876,711)	102,291,533	188,228,404	542,773,063
Net Increase (Decrease) in Net Assets Resulting from Operations	180,504,926	231,481,803	712,984,253	634,272,212
Distributions to Shareholders:
Class IA	(127,661,244)	(69,414,974)	(161,203,349)	(78,837,685)
Class IB	(15,623,886)	(8,456,331)	(17,979,552)	(8,520,079)
Class IC	—	—	(712,861)	(296,738)
Total distributions	(143,285,130)	(77,871,305)	(179,895,762)	(87,654,502)
Capital Share Transactions:
Sold	14,814,673	10,003,506	21,089,857	23,301,060
Issued on reinvestment of distributions	143,285,130	77,871,305	179,895,762	87,654,502
Redeemed	(247,285,686)	(240,296,963)	(553,739,635)	(486,206,250)
Net increase (decrease) from capital share transactions	(89,185,883)	(152,422,152)	(352,754,016)	(375,250,688)
Net Increase (Decrease) in Net Assets	(51,966,087)	1,188,346	180,334,475	171,367,022
Net Assets:
Beginning of period	1,700,586,200	1,699,397,854	3,579,581,270	3,408,214,248
End of period	$1,648,620,113	$1,700,586,200	$3,759,915,745	$3,579,581,270
The accompanying notes are an integral part of these financial statements.

65

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$15,338,968	$22,599,053	$63,067,975	$56,392,731
Net realized gain (loss) on investments and foreign currency transactions	311,843,085	98,058,840	499,967,064	182,449,212
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	328,953,786	382,164,484	(144,268,131)	204,889,150
Net Increase (Decrease) in Net Assets Resulting from Operations	656,135,839	502,822,377	418,766,908	443,731,093
Distributions to Shareholders:
Class IA	(123,659,813)	(33,301,220)	(255,244,168)	(304,312,836)
Class IB	(13,971,168)	(3,393,798)	(31,926,825)	(37,252,934)
Class IC	(2,893,595)	(593,693)	—	—
Total distributions	(140,524,576)	(37,288,711)	(287,170,993)	(341,565,770)
Capital Share Transactions:
Sold	30,453,902	28,670,757	85,899,175	112,252,518
Issued on reinvestment of distributions	140,524,576	37,288,711	287,170,993	341,565,770
Redeemed	(423,886,889)	(343,402,110)	(679,546,208)	(457,436,112)
Net increase (decrease) from capital share transactions	(252,908,411)	(277,442,642)	(306,476,040)	(3,617,824)
Net Increase (Decrease) in Net Assets	262,702,852	188,091,024	(174,880,125)	98,547,499
Net Assets:
Beginning of period	2,719,621,859	2,531,530,835	3,463,645,356	3,365,097,857
End of period	$2,982,324,711	$2,719,621,859	$3,288,765,231	$3,463,645,356
The accompanying notes are an integral part of these financial statements.

66

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$(149,138)	$102,484	$13,172,573	$13,178,102
Net realized gain (loss) on investments and foreign currency transactions	6,431,189	754,361	66,282,934	(10,956,643)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(4,450,562)	4,327,804	(8,644,247)	93,834,087
Net Increase (Decrease) in Net Assets Resulting from Operations	1,831,489	5,184,649	70,811,260	96,055,546
Distributions to Shareholders:
Class IA	(797,065)	(1,980,484)	(11,938,546)	(9,247,593)
Class IB	(208,541)	(532,405)	(981,972)	(713,800)
Total distributions	(1,005,606)	(2,512,889)	(12,920,518)	(9,961,393)
Capital Share Transactions:
Sold	6,947,541	7,780,186	40,185,344	44,323,068
Issued on reinvestment of distributions	1,005,606	2,512,889	12,920,518	9,961,393
Redeemed	(29,738,628)	(27,456,846)	(157,403,061)	(139,444,400)
Net increase (decrease) from capital share transactions	(21,785,481)	(17,163,771)	(104,297,199)	(85,159,939)
Net Increase (Decrease) in Net Assets	(20,959,598)	(14,492,011)	(46,406,457)	934,214
Net Assets:
Beginning of period	138,575,556	153,067,567	872,323,932	871,389,718
End of period	$117,615,958	$138,575,556	$825,917,475	$872,323,932
The accompanying notes are an integral part of these financial statements.

67

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$(2,871,878)	$(1,335,046)	$(1,604,783)	$165,963
Net realized gain (loss) on investments	156,271,872	38,354,045	140,114,118	65,187,923
Net changes in unrealized appreciation (depreciation) of investments	(97,645,737)	121,099,139	(34,381,923)	56,908,462
Net Increase (Decrease) in Net Assets Resulting from Operations	55,754,257	158,118,138	104,127,412	122,262,348
Distributions to Shareholders:
Class IA	(18,435,999)	(75,946,142)	(1,702,372)	—
Class IB	(2,140,506)	(6,787,836)	(191,953)	—
Total distributions	(20,576,505)	(82,733,978)	(1,894,325)	—
Capital Share Transactions:
Sold	24,000,179	60,088,138	59,599,921	63,486,537
Issued on reinvestment of distributions	20,576,505	82,733,978	1,887,894	—
Redeemed	(347,916,930)	(257,158,457)	(361,890,205)	(116,208,760)
Net increase (decrease) from capital share transactions	(303,340,246)	(114,336,341)	(300,402,390)	(52,722,223)
Net Increase (Decrease) in Net Assets	(268,162,494)	(38,952,181)	(198,169,303)	69,540,125
Net Assets:
Beginning of period	1,101,155,990	1,140,108,171	762,481,744	692,941,619
End of period	$832,993,496	$1,101,155,990	$564,312,441	$762,481,744
The accompanying notes are an integral part of these financial statements.

68

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$(831,185)	$(45,269)	$19,188,209	$20,172,242
Net realized gain (loss) on investments and foreign currency transactions	29,302,155	(425,762)	155,766,358	38,166,295
Net changes in unrealized appreciation (depreciation) of investments	20,256,494	65,100,374	(61,005,801)	39,506,263
Net Increase (Decrease) in Net Assets Resulting from Operations	48,727,464	64,629,343	113,948,766	97,844,800
Distributions to Shareholders:
Class IA	—	—	(55,200,279)	(75,334,720)
Class IB	—	—	(4,636,580)	(6,552,438)
Total distributions	—	—	(59,836,859)	(81,887,158)
Capital Share Transactions:
Sold	15,995,957	16,462,850	6,557,457	8,876,972
Issued on reinvestment of distributions	—	—	59,836,859	81,887,158
Redeemed	(70,164,884)	(66,515,923)	(178,320,572)	(171,396,875)
Net increase (decrease) from capital share transactions	(54,168,927)	(50,053,073)	(111,926,256)	(80,632,745)
Net Increase (Decrease) in Net Assets	(5,441,463)	14,576,270	(57,814,349)	(64,675,103)
Net Assets:
Beginning of period	432,171,159	417,594,889	1,339,612,861	1,404,287,964
End of period	$426,729,696	$432,171,159	$1,281,798,512	$1,339,612,861
The accompanying notes are an integral part of these financial statements.

69

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income (loss)	$71,937,562	$66,016,351	$25,365,945	$23,027,232
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(15,123,285)	(45,739,799)	194,515	(343,867)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(15,765,215)	96,537,075	2,149,615	6,491,205
Net Increase (Decrease) in Net Assets Resulting from Operations	41,049,062	116,813,627	27,710,075	29,174,570
Distributions to Shareholders:
Class IA	(57,330,959)	(55,199,293)	(20,217,668)	(6,533,801)
Class IB	(5,337,196)	(5,333,502)	(2,853,816)	(786,067)
Total distributions	(62,668,155)	(60,532,795)	(23,071,484)	(7,319,868)
Capital Share Transactions:
Sold	164,881,149	147,641,434	35,399,816	35,193,599
Issued on reinvestment of distributions	62,668,155	60,532,795	23,071,484	7,319,868
Redeemed	(269,396,656)	(244,649,710)	(96,929,068)	(115,577,370)
Net increase (decrease) from capital share transactions	(41,847,352)	(36,475,481)	(38,457,768)	(73,063,903)
Net Increase (Decrease) in Net Assets	(63,466,445)	19,805,351	(33,819,177)	(51,209,201)
Net Assets:
Beginning of period	1,787,611,998	1,767,806,647	561,783,817	612,993,018
End of period	$1,724,145,553	$1,787,611,998	$527,964,640	$561,783,817
The accompanying notes are an integral part of these financial statements.

70

Hartford HLS Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Balanced HLS Fund
For the Year Ended December 31, 2024
IA	$28.76	$0.60	$2.62	$3.22	$(0.59)	$(2.06)	$(2.65)	$29.33	11.21%	$1,460,250	0.66%	0.63%	1.98%	50%(4)
IB	29.46	0.53	2.69	3.22	(0.51)	(2.06)	(2.57)	30.11	10.94	188,371	0.91	0.88	1.73	50 (4)
For the Year Ended December 31, 2023
IA	$26.27	$0.54	$3.28	$3.82	$(0.53)	$(0.80)	$(1.33)	$28.76	14.78%	$1,502,119	0.66%	0.63%	1.96%	57%(4)
IB	26.88	0.48	3.35	3.83	(0.45)	(0.80)	(1.25)	29.46	14.50	198,467	0.91	0.88	1.71	57 (4)
For the Year Ended December 31, 2022
IA	$35.47	$0.44	$(5.08)	$(4.64)	$(0.53)	$(4.03)	$(4.56)	$26.27	(13.42)%	$1,499,116	0.65%	0.62%	1.44%	53%(4)
IB	36.18	0.37	(5.19)	(4.82)	(0.45)	(4.03)	(4.48)	26.88	(13.66)	200,282	0.90	0.87	1.19	53 (4)
For the Year Ended December 31, 2021
IA	$31.56	$0.44	$5.70	$6.14	$(0.35)	$(1.88)	$(2.23)	$35.47	19.64%	$1,948,846	0.66%	0.63%	1.29%	48%(4)
IB	32.15	0.36	5.81	6.17	(0.26)	(1.88)	(2.14)	36.18	19.37	259,957	0.91	0.88	1.04	48 (4)
For the Year Ended December 31, 2020
IA	$30.27	$0.48	$2.92	$3.40	$(0.51)	$(1.60)	$(2.11)	$31.56	11.62%	$1,809,745	0.66%	0.63%	1.63%	43%(4)
IB	30.80	0.41	2.97	3.38	(0.43)	(1.60)	(2.03)	32.15	11.35	242,476	0.91	0.88	1.38	43 (4)
Hartford Capital Appreciation HLS Fund
For the Year Ended December 31, 2024
IA	$46.05	$0.40	$9.34	$9.74	$(0.41)	$(2.19)	$(2.60)	$53.19	21.19%	$3,360,829	0.67%	0.67%	0.78%	72%
IB	44.87	0.26	9.10	9.36	(0.28)	(2.19)	(2.47)	51.76	20.90	382,792	0.92	0.92	0.53	72
IC	45.18	0.14	9.15	9.29	(0.15)	(2.19)	(2.34)	52.13	20.60	16,294	1.17	1.17	0.28	72
For the Year Ended December 31, 2023
IA	$39.37	$0.38	$7.42	$7.80	$(0.38)	$(0.74)	$(1.12)	$46.05	19.97%	$3,194,008	0.67%	0.67%	0.88%	49%
IB	38.39	0.26	7.23	7.49	(0.27)	(0.74)	(1.01)	44.87	19.67	371,021	0.92	0.92	0.63	49
IC	38.65	0.16	7.27	7.43	(0.16)	(0.74)	(0.90)	45.18	19.38	14,552	1.17	1.17	0.38	49
For the Year Ended December 31, 2022
IA	$54.26	$0.32	$(8.52)	$(8.20)	$(0.41)	$(6.28)	$(6.69)	$39.37	(15.28)%	$3,034,471	0.67%	0.67%	0.71%	64%
IB	53.10	0.20	(8.33)	(8.13)	(0.30)	(6.28)	(6.58)	38.39	(15.48)	359,906	0.92	0.92	0.46	64
IC	53.33	0.07	(8.35)	(8.28)	(0.12)	(6.28)	(6.40)	38.65	(15.71)	13,837	1.17	1.17	0.16	64
For the Year Ended December 31, 2021
IA	$51.85	$0.33	$7.27	$7.60	$(0.26)	$(4.93)	$(5.19)	$54.26	14.76%	$3,986,182	0.67%	0.67%	0.61%	58%
IB	50.85	0.19	7.11	7.30	(0.12)	(4.93)	(5.05)	53.10	14.45	483,113	0.92	0.92	0.36	58
IC	51.08	0.06	7.14	7.20	(0.02)	(4.93)	(4.95)	53.33	14.18	41,107	1.17	1.17	0.11	58
For the Year Ended December 31, 2020
IA	$46.05	$0.42	$9.37	$9.79	$(0.45)	$(3.54)	$(3.99)	$51.85	21.91%	$4,024,340	0.68%	0.68%	0.91%	80%
IB	45.24	0.30	9.18	9.48	(0.33)	(3.54)	(3.87)	50.85	21.62	487,576	0.93	0.93	0.66	80
IC	45.45	0.19	9.20	9.39	(0.22)	(3.54)	(3.76)	51.08	21.32	39,361	1.18	1.18	0.41	80
Hartford Disciplined Equity HLS Fund
For the Year Ended December 31, 2024
IA	$18.86	$0.12	$4.63	$4.75	$(0.13)	$(0.94)	$(1.07)	$22.54	25.37%	$2,612,607	0.59%	0.59%	0.56%	27%
IB	18.52	0.07	4.55	4.62	(0.08)	(0.94)	(1.02)	22.12	25.10	302,753	0.84	0.84	0.31	27
IC	18.86	0.01	4.63	4.64	(0.02)	(0.94)	(0.96)	22.54	24.76	66,964	1.09	1.09	0.06	27
For the Year Ended December 31, 2023
IA	$15.78	$0.16	$3.18	$3.34	$(0.15)	$(0.11)	$(0.26)	$18.86	21.24%	$2,371,805	0.59%	0.59%	0.90%	22%
IB	15.50	0.11	3.12	3.23	(0.10)	(0.11)	(0.21)	18.52	20.95	283,695	0.84	0.84	0.66	22
IC	15.78	0.07	3.18	3.25	(0.06)	(0.11)	(0.17)	18.86	20.66	64,122	1.09	1.09	0.41	22
The accompanying notes are an integral part of these financial statements.

71

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Disciplined Equity HLS Fund – (continued)
For the Year Ended December 31, 2022
IA	$20.85	$0.16	$(4.06)	$(3.90)	$(0.18)	$(0.99)	$(1.17)	$15.78	(18.96)%	$2,196,538	0.59%	0.59%	0.90%	13%
IB	20.51	0.11	(4.00)	(3.89)	(0.13)	(0.99)	(1.12)	15.50	(19.20)	272,407	0.84	0.84	0.65	13
IC	20.85	0.07	(4.06)	(3.99)	(0.09)	(0.99)	(1.08)	15.78	(19.40)	62,585	1.09	1.09	0.40	13
For the Year Ended December 31, 2021
IA	$17.40	$0.13	$4.29	$4.42	$(0.12)	$(0.85)	$(0.97)	$20.85	25.52%	$2,997,803	0.60%	0.60%	0.64%	14%
IB	17.13	0.08	4.21	4.29	(0.06)	(0.85)	(0.91)	20.51	25.21	385,018	0.85	0.85	0.39	14
IC	17.40	0.03	4.28	4.31	(0.01)	(0.85)	(0.86)	20.85	24.92	88,474	1.10	1.10	0.14	14
For the Year Ended December 31, 2020
IA	$15.97	$0.12	$2.64	$2.76	$(0.06)	$(1.27)	$(1.33)	$17.40	18.04%	$2,701,619	0.66%	0.66%	0.75%	23%
IB	15.76	0.08	2.60	2.68	(0.04)	(1.27)	(1.31)	17.13	17.78	365,246	0.91	0.91	0.50	23
IC(5)	15.34	0.01	2.08	2.09	(0.03)	—	(0.03)	17.40	13.60 (6)	78,487	1.11 (7)	1.11 (7)	0.23 (7)	23
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2024
IA	$22.63	$0.45	$2.42	$2.87	$(0.46)	$(1.66)	$(2.12)	$23.38	12.67%	$2,918,912	0.66%	0.66%	1.84%	31%
IB	22.42	0.38	2.41	2.79	(0.40)	(1.66)	(2.06)	23.15	12.42	369,853	0.91	0.91	1.59	31
For the Year Ended December 31, 2023
IA	$22.04	$0.38	$2.58	$2.96	$(0.34)	$(2.03)	$(2.37)	$22.63	14.18%	$3,085,357	0.66%	0.66%	1.69%	27%
IB	21.86	0.32	2.56	2.88	(0.29)	(2.03)	(2.32)	22.42	13.89	378,288	0.91	0.91	1.44	27
For the Year Ended December 31, 2022
IA	$27.58	$0.38	$(2.83)	$(2.45)	$(0.40)	$(2.69)	$(3.09)	$22.04	(8.93)%	$2,986,097	0.65%	0.65%	1.52%	23%
IB	27.38	0.31	(2.80)	(2.49)	(0.34)	(2.69)	(3.03)	21.86	(9.15)	379,001	0.90	0.90	1.27	23
For the Year Ended December 31, 2021
IA	$22.19	$0.35	$6.67	$7.02	$(0.34)	$(1.29)	$(1.63)	$27.58	32.00%	$3,654,208	0.66%	0.66%	1.36%	21%
IB	22.04	0.28	6.62	6.90	(0.27)	(1.29)	(1.56)	27.38	31.68	470,882	0.91	0.91	1.12	21
For the Year Ended December 31, 2020
IA	$22.08	$0.40	$1.18	$1.58	$(0.39)	$(1.08)	$(1.47)	$22.19	7.77%	$3,109,772	0.68%	0.68%	1.95%	24%
IB	21.96	0.34	1.16	1.50	(0.34)	(1.08)	(1.42)	22.04	7.45	412,528	0.93	0.93	1.70	24
Hartford Healthcare HLS Fund
For the Year Ended December 31, 2024
IA	$16.41	$(0.01)	$0.09	$0.08	$(0.02)	$(0.11)	$(0.13)	$16.36	0.39%	$92,588	0.93%	0.93%	(0.06)%	42%
IB	14.42	(0.05)	0.09	0.04	—	(0.11)	(0.11)	14.35	0.19	25,028	1.18	1.18	(0.30)	42
For the Year Ended December 31, 2023
IA	$16.05	$0.02	$0.63	$0.65	$(0.08)	$(0.21)	$(0.29)	$16.41	4.11%	$109,010	0.92%	0.92%	0.13%	28%
IB	14.14	(0.02)	0.55	0.53	(0.04)	(0.21)	(0.25)	14.42	3.81	29,565	1.17	1.17	(0.12)	28
For the Year Ended December 31, 2022
IA	$23.57	$0.03	$(2.90)	$(2.87)	$—	$(4.65)	$(4.65)	$16.05	(11.24)%	$120,656	0.91%	0.91%	0.14%	34%
IB	21.47	(0.02)	(2.66)	(2.68)	—	(4.65)	(4.65)	14.14	(11.47)	32,411	1.16	1.16	(0.11)	34
For the Year Ended December 31, 2021
IA	$23.88	$(0.01)	$2.44	$2.43	$(0.06)	$(2.68)	$(2.74)	$23.57	10.01%	$164,964	0.92%	0.92%	(0.05)%	51%
IB	21.97	(0.07)	2.25	2.18	—	(2.68)	(2.68)	21.47	9.76	40,427	1.17	1.17	(0.30)	51
For the Year Ended December 31, 2020
IA	$23.67	$0.02	$4.94	$4.96	$(0.13)	$(4.62)	$(4.75)	$23.88	23.10%	$190,371	0.91%	0.91%	0.07%	42%
IB	22.12	(0.04)	4.58	4.54	(0.07)	(4.62)	(4.69)	21.97	22.79	43,662	1.16	1.16	(0.18)	42
The accompanying notes are an integral part of these financial statements.

72

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2024
IA	$15.13	$0.25	$1.03	$1.28	$(0.25)	$—	$(0.25)	$16.16	8.40%	$751,450	0.76%	0.76%	1.54%	43%
IB	15.45	0.21	1.05	1.26	(0.21)	—	(0.21)	16.50	8.08	74,467	1.01	1.01	1.30	43
For the Year Ended December 31, 2023
IA	$13.71	$0.22	$1.37	$1.59	$(0.17)	$—	$(0.17)	$15.13	11.72%	$791,135	0.76%	0.76%	1.54%	54%
IB	13.99	0.19	1.40	1.59	(0.13)	—	(0.13)	15.45	11.45	81,189	1.01	1.01	1.29	54
For the Year Ended December 31, 2022
IA	$20.90	$0.27	$(4.13)	$(3.86)	$(0.29)	$(3.04)	$(3.33)	$13.71	(18.14)%	$787,084	0.75%	0.75%	1.69%	91%
IB	21.21	0.24	(4.19)	(3.95)	(0.23)	(3.04)	(3.27)	13.99	(18.32)	84,305	1.00	1.00	1.44	91
For the Year Ended December 31, 2021
IA	$19.58	$0.22	$1.31	$1.53	$(0.21)	$—	$(0.21)	$20.90	7.82%	$1,064,640	0.73%	0.73%	1.09%	95%
IB	19.86	0.18	1.32	1.50	(0.15)	—	(0.15)	21.21	7.57	112,357	0.98	0.98	0.84	95
For the Year Ended December 31, 2020
IA	$16.56	$0.10	$3.24	$3.34	$(0.32)	$—	$(0.32)	$19.58	20.45%	$1,095,213	0.76%	0.76%	0.61%	107%
IB	16.80	0.06	3.27	3.33	(0.27)	—	(0.27)	19.86	20.09	143,449	1.01	1.01	0.36	107
Hartford MidCap HLS Fund
For the Year Ended December 31, 2024
IA	$27.35	$(0.08)	$1.78	$1.70	$—	$(0.68)	$(0.68)	$28.37	6.28%	$752,764	0.75%	0.75%	(0.28)%	75%
IB	25.63	(0.14)	1.67	1.53	—	(0.68)	(0.68)	26.48	6.03	80,229	1.00	1.00	(0.52)	75
For the Year Ended December 31, 2023
IA	$25.69	$(0.03)	$3.67	$3.64	$(0.01)	$(1.97)	$(1.98)	$27.35	14.83%	$1,009,741	0.73%	0.73%	(0.10)%	40%
IB	24.24	(0.09)	3.45	3.36	—	(1.97)	(1.97)	25.63	14.54	91,415	0.98	0.98	(0.35)	40
For the Year Ended December 31, 2022
IA	$40.31	$0.02	$(9.57)	$(9.55)	$(0.29)	$(4.78)	$(5.07)	$25.69	(24.27)%	$1,051,771	0.71%	0.71%	0.06%	44%
IB	38.35	(0.05)	(9.09)	(9.14)	(0.19)	(4.78)	(4.97)	24.24	(24.46)	88,337	0.96	0.96	(0.18)	44
For the Year Ended December 31, 2021
IA	$43.44	$0.29	$3.97	$4.26	$—	$(7.39)	$(7.39)	$40.31	9.91%	$1,973,242	0.69%	0.69%	0.65%	28%
IB	41.76	0.15	3.83	3.98	—	(7.39)	(7.39)	38.35	9.62	130,071	0.94	0.94	0.37	28
For the Year Ended December 31, 2020
IA	$38.17	$0.03	$8.90	$8.93	$(0.02)	$(3.64)	$(3.66)	$43.44	25.10%	$2,377,320	0.70%	0.70%	0.07%	50%
IB	36.90	(0.04)	8.54	8.50	—	(3.64)	(3.64)	41.76	24.80	140,632	0.95	0.95	(0.11)	50
Hartford Small Cap Growth HLS Fund
For the Year Ended December 31, 2024
IA	$25.71	$(0.04)	$3.41	$3.37	$(0.08)	$—	$(0.08)	$29.00	13.12%	$361,596	0.65%	0.65%	(0.15)%	69%
IB	24.03	(0.10)	3.19	3.09	(0.03)	—	(0.03)	27.09	12.84	202,716	0.90	0.90	(0.39)	69
For the Year Ended December 31, 2023
IA	$21.71	$0.02	$3.98	$4.00	$—	$—	$—	$25.71	18.42%	$569,738	0.65%	0.65%	0.08%	63%
IB	20.35	(0.04)	3.72	3.68	—	—	—	24.03	18.08	192,744	0.90	0.90	(0.16)	63
For the Year Ended December 31, 2022
IA	$36.60	$(0.02)	$(10.09)	$(10.11)	$—	$(4.78)	$(4.78)	$21.71	(28.46)%	$522,920	0.64%	0.64%	(0.06)%	52%
IB	34.77	(0.07)	(9.57)	(9.64)	—	(4.78)	(4.78)	20.35	(28.61)	170,021	0.89	0.89	(0.30)	52
For the Year Ended December 31, 2021
IA	$38.15	$(0.04)	$1.68	$1.64	$—	$(3.19)	$(3.19)	$36.60	4.02%	$1,153,860	0.63%	0.63%	(0.11)%	44%
IB	36.48	(0.13)	1.61	1.48	—	(3.19)	(3.19)	34.77	3.76	224,883	0.88	0.88	(0.36)	44
The accompanying notes are an integral part of these financial statements.

73

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Growth HLS Fund – (continued)
For the Year Ended December 31, 2020
IA	$29.72	$(0.02)	$9.57	$9.55	$—	$(1.12)	$(1.12)	$38.15	33.20%	$1,224,012	0.67%	0.67%	(0.07)%	61%
IB	28.53	(0.09)	9.16	9.07	—	(1.12)	(1.12)	36.48	32.89	201,033	0.92	0.92	(0.34)	61
Hartford Small Company HLS Fund
For the Year Ended December 31, 2024
IA	$15.83	$(0.03)	$1.93	$1.90	$—	$—	$—	$17.73	12.00%	$388,252	0.80%	0.80%	(0.17)%	41%
IB	13.09	(0.06)	1.58	1.52	—	—	—	14.61	11.61	38,477	1.05	1.05	(0.42)	41
For the Year Ended December 31, 2023
IA	$13.57	$(0.00)(8)	$2.26	$2.26	$—	$—	$—	$15.83	16.65%	$392,112	0.80%	0.80%	0.01%	39%
IB	11.24	(0.03)	1.88	1.85	—	—	—	13.09	16.46	40,059	1.05	1.05	(0.24)	39
For the Year Ended December 31, 2022
IA	$24.57	$(0.01)	$(7.33)	$(7.34)	$—	$(3.66)	$(3.66)	$13.57	(30.88)%	$379,584	0.79%	0.79%	(0.08)%	87%
IB	21.25	(0.05)	(6.30)	(6.35)	—	(3.66)	(3.66)	11.24	(31.07)	38,011	1.04	1.04	(0.33)	87
For the Year Ended December 31, 2021
IA	$27.44	$(0.14)	$0.66	$0.52	$—	$(3.39)	$(3.39)	$24.57	1.56%	$590,597	0.77%	0.77%	(0.51)%	111%
IB	24.23	(0.19)	0.60	0.41	—	(3.39)	(3.39)	21.25	1.30	60,025	1.02	1.02	(0.79)	111
For the Year Ended December 31, 2020
IA	$20.45	$(0.07)	$10.38	$10.31	$—	$(3.32)	$(3.32)	$27.44	55.52%	$540,764	0.81%	0.81%	(0.32)%	105%
IB	18.44	(0.11)	9.22	9.11	—	(3.32)	(3.32)	24.23	55.03	67,898	1.06	1.06	(0.56)	105
Hartford Stock HLS Fund
For the Year Ended December 31, 2024
IA	$96.68	$1.48	$7.06	$8.54	$(1.65)	$(3.07)	$(4.72)	$100.50	8.74%	$1,177,593	0.51%	0.51%	1.45%	16%
IB	96.60	1.22	7.05	8.27	(1.38)	(3.07)	(4.45)	100.42	8.47	104,206	0.76	0.76	1.20	16
For the Year Ended December 31, 2023
IA	$95.62	$1.45	$5.62	$7.07	$(1.25)	$(4.76)	$(6.01)	$96.68	7.72%	$1,228,741	0.51%	0.51%	1.53%	8%
IB	95.55	1.21	5.61	6.82	(1.01)	(4.76)	(5.77)	96.60	7.45	110,872	0.76	0.76	1.28	8
For the Year Ended December 31, 2022
IA	$113.91	$1.40	$(7.51)	$(6.11)	$(1.62)	$(10.56)	$(12.18)	$95.62	(5.14)%	$1,286,070	0.51%	0.51%	1.37%	10%
IB	113.84	1.14	(7.50)	(6.36)	(1.37)	(10.56)	(11.93)	95.55	(5.37)	118,218	0.76	0.76	1.12	10
For the Year Ended December 31, 2021
IA	$95.52	$1.38	$22.20	$23.58	$(1.30)	$(3.89)	$(5.19)	$113.91	24.98%	$1,506,206	0.51%	0.51%	1.32%	15%
IB	95.48	1.12	22.15	23.27	(1.02)	(3.89)	(4.91)	113.84	24.67	142,700	0.76	0.76	1.07	15
For the Year Ended December 31, 2020
IA	$92.58	$1.39	$9.21	$10.60	$(1.48)	$(6.18)	$(7.66)	$95.52	12.08%	$1,360,099	0.52%	0.52%	1.57%	15%
IB	92.57	1.17	9.17	10.34	(1.25)	(6.18)	(7.43)	95.48	11.79	129,670	0.77	0.77	1.32	15
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2024
IA	$9.57	$0.39	$(0.16)	$0.23	$(0.35)	$—	$(0.35)	$9.45	2.33%	$1,571,992	0.51%	0.51%	4.11%	50%(9)
IB	9.52	0.37	(0.16)	0.21	(0.33)	—	(0.33)	9.40	2.07	152,153	0.76	0.76	3.86	50 (9)
For the Year Ended December 31, 2023
IA	$9.27	$0.35	$0.28	$0.63	$(0.33)	$—	$(0.33)	$9.57	6.97%	$1,621,072	0.50%	0.50%	3.77%	52%(9)
IB	9.22	0.33	0.27	0.60	(0.30)	—	(0.30)	9.52	6.69	166,540	0.75	0.75	3.51	52 (9)
The accompanying notes are an integral part of these financial statements.

74

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Total Return Bond HLS Fund – (continued)
For the Year Ended December 31, 2022
IA	$11.29	$0.29	$(1.88)	$(1.59)	$(0.31)	$(0.12)	$(0.43)	$9.27	(14.21)%	$1,592,156	0.50%	0.50%	2.87%	58%(9)
IB	11.22	0.26	(1.87)	(1.61)	(0.27)	(0.12)	(0.39)	9.22	(14.41)	175,651	0.75	0.75	2.62	58 (9)
For the Year Ended December 31, 2021
IA	$11.98	$0.24	$(0.35)	$(0.11)	$(0.29)	$(0.29)	$(0.58)	$11.29	(0.95)%	$2,045,579	0.50%	0.50%	2.09%	61%(9)
IB	11.91	0.21	(0.35)	(0.14)	(0.26)	(0.29)	(0.55)	11.22	(1.18)	237,952	0.75	0.75	1.84	61 (9)
For the Year Ended December 31, 2020
IA	$11.44	$0.29	$0.73	$1.02	$(0.45)	$(0.03)	$(0.48)	$11.98	9.03%	$2,110,986	0.51%	0.51%	2.45%	62%(9)
IB	11.38	0.26	0.72	0.98	(0.42)	(0.03)	(0.45)	11.91	8.71	265,900	0.76	0.76	2.19	62 (9)
Hartford Ultrashort Bond HLS Fund
For the Year Ended December 31, 2024
IA	$10.34	$0.49	$0.04	$0.53	$(0.46)	$—	$(0.46)	$10.41	5.20%	$458,676	0.45%	0.45%	4.67%	63%
IB	10.33	0.46	0.04	0.50	(0.43)	—	(0.43)	10.40	4.91	69,288	0.70	0.70	4.42	63
For the Year Ended December 31, 2023
IA	$9.96	$0.40	$0.11	$0.51	$(0.13)	$—	$(0.13)	$10.34	5.18%	$486,165	0.44%	0.44%	3.95%	56%
IB	9.95	0.37	0.11	0.48	(0.10)	—	(0.10)	10.33	4.88	75,619	0.69	0.69	3.70	56
For the Year Ended December 31, 2022
IA	$10.00	$0.11	$(0.13)	$(0.02)	$(0.02)	$—	$(0.02)	$9.96	(0.17)%	$529,433	0.43%	0.43%	1.10%	66%
IB	9.99	0.08	(0.12)	(0.04)	—	—	—	9.95	(0.40)	83,560	0.68	0.68	0.84	66
For the Year Ended December 31, 2021
IA	$10.09	$0.02	$(0.04)	$(0.02)	$(0.07)	$—	$(0.07)	$10.00	(0.19)%	$605,732	0.44%	0.44%	0.15%	73%
IB	10.09	(0.01)	(0.04)	(0.05)	(0.05)	—	(0.05)	9.99	(0.46)	97,279	0.69	0.69	(0.10)	73
For the Year Ended December 31, 2020
IA	$10.19	$0.10	$0.05	$0.15	$(0.25)	$—	$(0.25)	$10.09	1.44%	$657,375	0.46%	0.46%	0.95%	76%
IB	10.18	0.07	0.06	0.13	(0.22)	—	(0.22)	10.09	1.27	110,250	0.71	0.71	0.67	76

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 55%, 59%, 61%, 49% and 48% for the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, respectively.

(5)	Commenced operations on September 18, 2020.
(6)	Not annualized.
(7)	Annualized.
(8)	Per share amount is less than $0.005.
(9)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 354%, 422%, 431%, 494% and 564% for the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

75

Hartford HLS Funds
 Notes to Financial Statements
 December 31, 2024

1.
Organization:
The Hartford Series Fund, Inc. (the "Company") is an open-end registered management investment company comprised of twelve series, as of December 31, 2024. Financial statements for the series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Series Fund, Inc.:
Hartford Balanced HLS Fund (the "Balanced HLS Fund")
Hartford Capital Appreciation HLS Fund (the "Capital Appreciation HLS Fund")
Hartford Disciplined Equity HLS Fund (the "Disciplined Equity HLS Fund")
Hartford Dividend and Growth HLS Fund (the "Dividend and Growth HLS Fund")
Hartford Healthcare HLS Fund (the "Healthcare HLS Fund")
Hartford International Opportunities HLS Fund (the "International Opportunities HLS Fund")
Hartford MidCap HLS Fund (the "MidCap HLS Fund")
Hartford Small Cap Growth HLS Fund (the "Small Cap Growth HLS Fund")
Hartford Small Company HLS Fund (the "Small Company HLS Fund")
Hartford Stock HLS Fund (the "Stock HLS Fund")
Hartford Total Return Bond HLS Fund (the "Total Return Bond HLS Fund")
Hartford Ultrashort Bond HLS Fund (the "Ultrashort Bond HLS Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.
Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
At a meeting held February 13-14, 2024, the Board of Directors of Hartford HLS Series Fund II, Inc. approved the reorganization of the Hartford Small Cap Growth HLS Fund, a series of Hartford HLS Series Fund II, Inc., into a newly created “shell” series of the Company. Effective immediately before the opening of business on April 29, 2024, the Small Cap Growth HLS Fund, a series of the Company, acquired all of the assets and liabilities of the Hartford Small Cap Growth HLS Fund (the “Predecessor Fund”), a series of Hartford HLS Series Fund II, Inc., in a tax-free reorganization and adopted the accounting and performance history of the Predecessor Fund (the “Reorganization”). The only material change between the Predecessor Fund and the Small Cap Growth HLS Fund is that it is a series of the Company instead of a series of Hartford HLS Series Fund II, Inc.
Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. The Small Cap Growth HLS Fund and Small Company HLS Fund are closed to new investors, subject to certain exceptions set forth in the Funds' prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open

76

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

77

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
The Dividend and Growth HLS Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth HLS Fund received EU reclaims with related interest in the amount of $1,525,293, which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.

78

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized capital gains, if any, at least once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of December 31, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of December 31, 2024.

79

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of December 31, 2024.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of December 31, 2024.
e)
Inflation-Indexed Bonds – Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's  Schedule of Investments, if applicable, for inflation-indexed bonds as of December 31, 2024.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of December 31, 2024.

80

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

4.
Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended December 31, 2024, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended December 31, 2024, the Total Return Bond HLS Fund had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended December 31, 2024, the Total Return Bond HLS Fund had used Options Contracts.

81

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status

82

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 Notes to Financial Statements – (continued)
 December 31, 2024

of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended December 31, 2024, the Total Return Bond HLS Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the year ended December 31, 2024, the Total Return Bond HLS Fund had used Interest Rate Swap Contracts.
e)
Additional Derivative Instrument Information:
Balanced HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$22,182	$—	$—	$—	$—	$22,182
Total	$22,182	$—	$—	$—	$—	$22,182

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$193,653	$—	$—	$—	$—	$193,653
Total	$193,653	$—	$—	$—	$—	$193,653
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(191,054)	$—	$—	$—	$—	$(191,054)
Total	$(191,054)	$—	$—	$—	$—	$(191,054)
For the year ended December 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	10
Futures Contracts Number of Short Contracts	(20)

83

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

Capital Appreciation HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$2,298,737	$—	$2,298,737
Total	$—	$—	$—	$2,298,737	$—	$2,298,737

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$17,291,644	$—	$17,291,644
Total	$—	$—	$—	$17,291,644	$—	$17,291,644
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(4,221,748)	$—	$(4,221,748)
Total	$—	$—	$—	$(4,221,748)	$—	$(4,221,748)
For the year ended December 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	248
Total Return Bond HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$1,566,019	$—	$—	$—	$—	$1,566,019
Unrealized appreciation on foreign currency contracts	—	638,717	—	—	—	638,717
Unrealized appreciation on swap contracts(2)	4,639,286	—	—	—	—	4,639,286
Total	$6,205,305	$638,717	$—	$—	$—	$6,844,022
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,284,275	$—	$—	$—	$—	$2,284,275
Total	$2,284,275	$—	$—	$—	$—	$2,284,275

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

84

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

Total Return Bond HLS Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$8,795	$—	$—	$—	$—	$8,795
Net realized gain (loss) on futures contracts	(1,221,250)	—	—	—	—	(1,221,250)
Net realized gain (loss) on written options contracts	458,913	—	—	—	—	458,913
Net realized gain (loss) on swap contracts	(70,663)	—	(981,221)	—	—	(1,051,884)
Net realized gain (loss) on foreign currency contracts	—	2,921,203	—	—	—	2,921,203
Total	$(824,205)	$2,921,203	$(981,221)	$—	$—	$1,115,777
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(516,873)	$—	$—	$—	$—	$(516,873)
Net change in unrealized appreciation (depreciation) of swap contracts	3,534,026	—	620,356	—	—	4,154,382
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,050,769	—	—	—	1,050,769
Total	$3,017,153	$1,050,769	$620,356	$—	$—	$4,688,278
For the year ended December 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$3,950,000
Futures Contracts Number of Long Contracts	2,326
Futures Contracts Number of Short Contracts	(1,317)
Written Options at Notional Amount	$(22,325,000)
Swap Contracts at Notional Amount	$53,073,022
Foreign Currency Contracts Purchased at Contract Amount	$2,663,032
Foreign Currency Contracts Sold at Contract Amount	$41,318,802
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of December 31, 2024:
Balanced HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$22,182	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	22,182	—
Derivatives not subject to a MNA	(22,182)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

85

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

Capital Appreciation HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(2,298,737)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(2,298,737)
Derivatives not subject to a MNA	—	2,298,737
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Total Return Bond HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$638,717	$—
Futures contracts	1,566,019	(2,284,275)
Swap contracts	4,639,286	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,844,022	(2,284,275)
Derivatives not subject to a MNA	(6,205,305)	2,284,275
Total gross amount of assets and liabilities subject to MNA or similar agreements	$638,717	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$466,246	$—	$—	$—	$466,246
Goldman Sachs & Co.	172,471	—	—	(172,471)	—
Total	$638,717	$—	$—	$(172,471)	$466,246

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and

86

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives, losses deferred due to straddle adjustments and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended December 31, 2024 and December 31, 2023 are as follows:
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)
Balanced HLS Fund	$47,163,403	$96,121,727	$30,261,139	$47,610,166
Capital Appreciation HLS Fund	157,267,574	22,628,188	33,627,880	54,026,622
Disciplined Equity HLS Fund	43,664,311	96,860,265	20,367,256	16,921,455
Dividend and Growth HLS Fund	105,907,545	181,263,448	52,723,896	288,841,874
Healthcare HLS Fund	108,182	897,424	615,343	1,897,546
International Opportunities HLS Fund	12,920,518	—	9,961,393	—
MidCap HLS Fund	4,779,454	15,797,051	5,954,860	76,779,118
Small Cap Growth HLS Fund	1,894,325	—	—	—
Small Company HLS Fund	—	—	—	—
Stock HLS Fund	22,131,065	37,705,794	17,000,012	64,887,146
Total Return Bond HLS Fund	62,668,155	—	60,532,795	—
Ultrashort Bond HLS Fund	23,071,484	—	7,319,868	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).

87

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

As of December 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Balanced HLS Fund	$5,517,487	$133,818,345	$—	$(613,552)	$385,070,786	$523,793,066
Capital Appreciation HLS Fund	32,261,737	351,353,262	—	—	1,081,558,815	1,465,173,814
Disciplined Equity HLS Fund	4,925,131	284,215,927	—	—	1,325,186,485	1,614,327,543
Dividend and Growth HLS Fund	13,129,369	449,704,516	—	—	1,182,945,346	1,645,779,231
Healthcare HLS Fund	2,904,077	3,323,472	—	—	30,792,151	37,019,700
International Opportunities HLS Fund	12,910,652	6,180,591	—	—	145,786,937	164,878,180
MidCap HLS Fund	—	136,346,067	—	—	184,284,534	320,630,601
Small Cap Growth HLS Fund	14,965,805	97,539,710	—	—	118,067,889	230,573,404
Small Company HLS Fund	1,845,986	—	(65,151,608)	—	83,424,987	20,119,365
Stock HLS Fund	2,201,373	154,257,147	—	—	563,409,975	719,868,495
Total Return Bond HLS Fund	75,157,472	—	(202,679,324)	(1,852,440)	(168,357,926)	(297,732,218)
Ultrashort Bond HLS Fund	25,395,015	—	(12,339,522)	—	(820,803)	12,234,690
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as net operating losses, subsequent adjustments to wash sales, reclassification of dividend income, and partnerships. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Capital Appreciation HLS Fund	$(69,549)	$69,549
Disciplined Equity HLS Fund	(23,440)	23,440
MidCap HLS Fund	(2,870,020)	2,870,020
Small Company HLS Fund	13,368	(13,368)
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At December 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Small Company HLS Fund	$65,151,608	$—
Total Return Bond HLS Fund	90,553,117	112,126,207
Ultrashort Bond HLS Fund	611,258	11,728,264
During the year ended December 31, 2024, the International Opportunities HLS Fund utilized $58,513,302, Small Cap Growth HLS Fund utilized $31,478,898, Small Company HLS Fund utilized $26,845,140, Total Return Bond HLS Fund utilized $5,554,300 and Ultrashort Bond HLS Fund utilized $165,400 of prior year capital loss carryforwards.
The Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Cap Growth HLS Fund and Stock HLS Fund had no capital loss carryforwards for U.S. federal tax purposes as of December 31, 2024.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at December 31, 2024 is different from book purposes primarily due to wash sale loss deferrals, PFICs mark-to-market adjustments, partnership adjustments and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation is also different from book purposes primarily due to wash sale loss deferrals and mark-to-market

88

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

adjustments on derivatives, mark-to-market adjustments on PFICs, partnerships adjustments, and reclassification of dividend income. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$1,238,646,782	$424,254,871	$(39,206,446)	$385,048,425
Capital Appreciation HLS Fund	2,614,802,771	1,132,653,728	(51,054,417)	1,081,599,311
Disciplined Equity HLS Fund	1,655,029,608	1,374,600,615	(49,411,736)	1,325,188,879
Dividend and Growth HLS Fund	2,071,152,646	1,223,040,033	(40,065,408)	1,182,974,625
Healthcare HLS Fund	86,059,675	40,122,487	(9,320,602)	30,801,885
International Opportunities HLS Fund	670,192,170	178,406,723	(31,589,150)	146,817,573
MidCap HLS Fund	646,105,565	210,333,798	(26,049,264)	184,284,534
Small Cap Growth HLS Fund	448,891,871	136,358,343	(18,290,454)	118,067,889
Small Company HLS Fund	347,525,454	120,669,969	(37,244,982)	83,424,987
Stock HLS Fund	703,607,798	567,037,087	(3,627,112)	563,409,975
Total Return Bond HLS Fund	2,073,250,590	14,679,447	(182,902,106)	(168,222,659)
Ultrashort Bond HLS Fund	526,145,356	1,683,521	(2,504,324)	(820,803)
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of December 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

89

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Balanced HLS Fund*	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion
Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion
Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion

90

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

Fund	Management Fee Rates
Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion
Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion
Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

*
HFMC voluntarily waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets from January 1, 2024 through December 31, 2024.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.
d)
Fees Paid Indirectly – Each Fund, except Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the year ended December 31, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows for MidCap HLS Fund: Class IA (0.74%) and Class IB (0.99%). The amount of fees recaptured by the other funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. The Company has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares of the Funds and for certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.
Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.
The Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund's 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company's Board of Directors may determine.
f)
Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other

91

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.
g)
Remuneration Paid to Directors, Officers, and others – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended December 31, 2024, a portion of the Company's Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.
h)
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and SS&C GIDS, Inc. ("SS&C"), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended December 31, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.00%*	0.00%*	N/A
Capital Appreciation HLS Fund	0.00%*	0.00%*	0.00%*
Disciplined Equity HLS Fund	0.00%*	0.00%*	0.00%*
Dividend and Growth HLS Fund	0.00%*	0.00%*	N/A
Healthcare HLS Fund	0.00%*	0.00%*	N/A
International Opportunities HLS Fund	0.00%*	0.00%*	N/A
MidCap HLS Fund	0.00%*	0.00%*	N/A
Small Cap Growth HLS Fund	0.00%*	0.00%*	N/A
Small Company HLS Fund	0.00%*	0.00%*	N/A
Stock HLS Fund	0.00%*	0.00%*	N/A
Total Return Bond HLS Fund	0.00%*	0.00%*	N/A
Ultrashort Bond HLS Fund	0.00%*	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
For the year ended December 31, 2024, Citibank, N.A. ("Citibank") served as the securities lending agent pursuant to a securities lending agency agreement ("lending agreement"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

92

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of December 31, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced HLS Fund	$70,665	$74,800	$—
Capital Appreciation HLS Fund	—	—	—
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	7,818,405	8,009,440	—
Healthcare HLS Fund	—	—	—
International Opportunities HLS Fund	3,292,320	3,172,384	230,214
MidCap HLS Fund	—	—	—
Small Cap Growth HLS Fund	6,048,205	6,213,872	140,168
Small Company HLS Fund	5,392,585	5,565,991	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	3,821,182	3,924,860	—
Ultrashort Bond HLS Fund	194,322	199,485	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Investment Transactions:
For the year ended December 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$432,318,571	$699,195,025	$402,663,633	$354,929,720	$834,982,204	$1,054,124,745
Capital Appreciation HLS Fund	2,620,082,511	3,114,262,729	—	—	2,620,082,511	3,114,262,729
Disciplined Equity HLS Fund	799,260,251	1,156,551,159	—	—	799,260,251	1,156,551,159
Dividend and Growth HLS Fund	1,042,997,367	1,566,596,473	—	—	1,042,997,367	1,566,596,473
Healthcare HLS Fund	57,236,100	79,169,585	—	—	57,236,100	79,169,585
International Opportunities HLS Fund	368,981,491	479,084,950	—	—	368,981,491	479,084,950
MidCap HLS Fund	721,420,920	1,047,470,379	—	—	721,420,920	1,047,470,379
Small Cap Growth HLS Fund	519,265,635	822,685,163	—	—	519,265,635	822,685,163
Small Company HLS Fund	177,043,613	224,535,611	—	—	177,043,613	224,535,611
Stock HLS Fund	206,964,475	372,255,693	—	—	206,964,475	372,255,693
Total Return Bond HLS Fund	415,157,623	617,563,338	437,768,430	279,196,107	852,926,053	896,759,445
Ultrashort Bond HLS Fund	173,118,037	285,347,530	109,965,843	122,431,810	283,083,880	407,779,340
10.
Capital Share Transactions:
The following information is for the years ended December 31, 2024 and December 31, 2023:
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	463,529	$13,939,268	330,989	$9,054,110
Shares Issued for Reinvested Dividends	4,270,906	127,661,244	2,502,161	69,414,975
Shares Redeemed	(7,178,186)	(215,915,189)	(7,667,422)	(210,959,860)
Net Increase (Decrease)	(2,443,751)	(74,314,677)	(4,834,272)	(132,490,775)
Class IB
Shares Sold	28,076	$875,405	33,899	$949,396
Shares Issued for Reinvested Dividends	509,669	15,623,886	298,556	8,456,330
Shares Redeemed	(1,018,350)	(31,370,497)	(1,045,841)	(29,337,103)
Net Increase (Decrease)	(480,605)	(14,871,206)	(713,386)	(19,931,377)
Total Net Increase (Decrease)	(2,924,356)	$(89,185,883)	(5,547,658)	$(152,422,152)

93

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Capital Appreciation HLS Fund
Class IA
Shares Sold	342,579	$17,610,367	473,051	$20,021,492
Shares Issued for Reinvested Dividends	3,021,134	161,203,349	1,796,937	78,837,685
Shares Redeemed	(9,538,481)	(488,441,644)	(9,984,492)	(427,051,346)
Net Increase (Decrease)	(6,174,768)	(309,627,928)	(7,714,504)	(328,192,169)
Class IB
Shares Sold	55,309	$2,764,816	64,617	$2,662,403
Shares Issued for Reinvested Dividends	346,469	17,979,552	200,428	8,520,079
Shares Redeemed	(1,274,730)	(63,374,046)	(1,371,172)	(56,730,261)
Net Increase (Decrease)	(872,952)	(42,629,678)	(1,106,127)	(45,547,779)
Class IC
Shares Sold	14,175	$714,674	14,723	$617,165
Shares Issued for Reinvested Dividends	13,651	712,861	6,980	296,738
Shares Redeemed	(37,306)	(1,923,945)	(57,612)	(2,424,643)
Net Increase (Decrease)	(9,480)	(496,410)	(35,909)	(1,510,740)
Total Net Increase (Decrease)	(7,057,200)	$(352,754,016)	(8,856,540)	$(375,250,688)
Disciplined Equity HLS Fund
Class IA
Shares Sold	975,656	$21,069,264	1,003,054	$16,899,096
Shares Issued for Reinvested Dividends	5,591,379	123,659,813	1,830,969	33,301,220
Shares Redeemed	(16,442,839)	(354,598,425)	(16,274,982)	(280,156,696)
Net Increase (Decrease)	(9,875,804)	(209,869,348)	(13,440,959)	(229,956,380)
Class IB
Shares Sold	378,815	$7,986,211	641,095	$10,655,506
Shares Issued for Reinvested Dividends	645,161	13,971,168	191,373	3,393,798
Shares Redeemed	(2,653,460)	(55,859,362)	(3,088,023)	(51,869,515)
Net Increase (Decrease)	(1,629,484)	(33,901,983)	(2,255,555)	(37,820,211)
Class IC
Shares Sold	66,816	$1,398,427	63,911	$1,116,155
Shares Issued for Reinvested Dividends	131,543	2,893,595	33,253	593,693
Shares Redeemed	(627,658)	(13,429,102)	(663,616)	(11,375,899)
Net Increase (Decrease)	(429,299)	(9,137,080)	(566,452)	(9,666,051)
Total Net Increase (Decrease)	(11,934,587)	$(252,908,411)	(16,262,966)	$(277,442,642)
Dividend and Growth HLS Fund
Class IA
Shares Sold	3,299,854	$79,257,205	4,494,734	$100,289,824
Shares Issued for Reinvested Dividends	10,654,822	255,244,168	14,145,906	304,312,836
Shares Redeemed	(25,469,404)	(619,305,017)	(17,777,058)	(396,753,813)
Net Increase (Decrease)	(11,514,728)	(284,803,644)	863,582	7,848,847
Class IB
Shares Sold	278,429	$6,641,970	531,618	$11,962,694
Shares Issued for Reinvested Dividends	1,346,804	31,926,825	1,752,329	37,252,934
Shares Redeemed	(2,519,657)	(60,241,191)	(2,747,117)	(60,682,299)
Net Increase (Decrease)	(894,424)	(21,672,396)	(463,170)	(11,466,671)
Total Net Increase (Decrease)	(12,409,152)	$(306,476,040)	400,412	$(3,617,824)
Healthcare HLS Fund
Class IA
Shares Sold	352,180	$6,200,375	443,435	$6,991,320
Shares Issued for Reinvested Dividends	42,262	797,065	125,905	1,980,484
Shares Redeemed	(1,377,406)	(24,124,235)	(1,442,733)	(22,801,995)
Net Increase (Decrease)	(982,964)	(17,126,795)	(873,393)	(13,830,191)

94

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	48,662	$747,166	57,081	$788,866
Shares Issued for Reinvested Dividends	12,593	208,541	38,468	532,405
Shares Redeemed	(366,151)	(5,614,393)	(337,821)	(4,654,851)
Net Increase (Decrease)	(304,896)	(4,658,686)	(242,272)	(3,333,580)
Total Net Increase (Decrease)	(1,287,860)	$(21,785,481)	(1,115,665)	$(17,163,771)
International Opportunities HLS Fund
Class IA
Shares Sold	2,372,445	$38,426,206	2,929,809	$42,214,909
Shares Issued for Reinvested Dividends	706,841	11,938,546	659,130	9,247,593
Shares Redeemed	(8,846,284)	(142,473,718)	(8,710,915)	(125,239,364)
Net Increase (Decrease)	(5,766,998)	(92,108,966)	(5,121,976)	(73,776,862)
Class IB
Shares Sold	105,985	$1,759,138	143,998	$2,108,159
Shares Issued for Reinvested Dividends	56,893	981,972	49,812	713,800
Shares Redeemed	(904,678)	(14,929,343)	(964,939)	(14,205,036)
Net Increase (Decrease)	(741,800)	(12,188,233)	(771,129)	(11,383,077)
Total Net Increase (Decrease)	(6,508,798)	$(104,297,199)	(5,893,105)	$(85,159,939)
MidCap HLS Fund
Class IA
Shares Sold	808,485	$22,656,543	2,161,425	$57,430,387
Shares Issued for Reinvested Dividends	667,971	18,435,999	2,997,228	75,946,142
Shares Redeemed	(11,864,079)	(330,175,251)	(9,184,929)	(245,433,066)
Net Increase (Decrease)	(10,387,623)	(289,082,709)	(4,026,276)	(112,056,537)
Class IB
Shares Sold	50,846	$1,343,636	105,589	$2,657,751
Shares Issued for Reinvested Dividends	82,997	2,140,506	285,432	6,787,836
Shares Redeemed	(670,331)	(17,741,679)	(469,063)	(11,725,391)
Net Increase (Decrease)	(536,488)	(14,257,537)	(78,042)	(2,279,804)
Total Net Increase (Decrease)	(10,924,111)	$(303,340,246)	(4,104,318)	$(114,336,341)
Small Cap Growth HLS Fund
Class IA
Shares Sold	1,595,154	$44,397,307	1,944,732	$45,345,538
Shares Issued for Reinvested Dividends	58,663	1,695,941	—	—
Shares Redeemed	(11,347,111)	(332,860,115)	(3,863,762)	(90,872,333)
Net Increase (Decrease)	(9,693,294)	(286,766,867)	(1,919,030)	(45,526,795)
Class IB
Shares Sold	578,707	$15,202,614	826,265	$18,140,999
Shares Issued for Reinvested Dividends	7,101	191,953	—	—
Shares Redeemed	(1,124,694)	(29,030,090)	(1,160,707)	(25,336,427)
Net Increase (Decrease)	(538,886)	(13,635,523)	(334,442)	(7,195,428)
Total Net Increase (Decrease)	(10,232,180)	$(300,402,390)	(2,253,472)	$(52,722,223)
Small Company HLS Fund
Class IA
Shares Sold	831,713	$14,201,094	1,007,689	$14,341,000
Shares Redeemed	(3,693,170)	(62,397,140)	(4,223,323)	(60,681,730)
Net Increase (Decrease)	(2,861,457)	(48,196,046)	(3,215,634)	(46,340,730)
Class IB
Shares Sold	126,300	$1,794,863	178,421	$2,121,850
Shares Redeemed	(554,477)	(7,767,744)	(498,957)	(5,834,193)
Net Increase (Decrease)	(428,177)	(5,972,881)	(320,536)	(3,712,343)
Total Net Increase (Decrease)	(3,289,634)	$(54,168,927)	(3,536,170)	$(50,053,073)

95

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Stock HLS Fund
Class IA
Shares Sold	49,632	$5,088,447	79,681	$7,536,323
Shares Issued for Reinvested Dividends	534,553	55,200,279	810,289	75,334,720
Shares Redeemed	(1,576,533)	(161,072,547)	(1,630,067)	(154,860,279)
Net Increase (Decrease)	(992,348)	(100,783,821)	(740,097)	(71,989,236)
Class IB
Shares Sold	14,376	$1,469,010	14,367	$1,340,649
Shares Issued for Reinvested Dividends	44,937	4,636,580	70,725	6,552,438
Shares Redeemed	(169,376)	(17,248,025)	(174,534)	(16,536,596)
Net Increase (Decrease)	(110,063)	(11,142,435)	(89,442)	(8,643,509)
Total Net Increase (Decrease)	(1,102,411)	$(111,926,256)	(829,539)	$(80,632,745)
Total Return Bond HLS Fund
Class IA
Shares Sold	16,270,594	$155,436,683	15,176,034	$142,684,898
Shares Issued for Reinvested Dividends	5,922,620	57,330,959	6,106,117	55,199,293
Shares Redeemed	(25,263,417)	(242,182,908)	(23,541,416)	(219,847,805)
Net Increase (Decrease)	(3,070,203)	(29,415,266)	(2,259,265)	(21,963,614)
Class IB
Shares Sold	990,795	$9,444,466	531,491	$4,956,536
Shares Issued for Reinvested Dividends	553,651	5,337,196	592,611	5,333,502
Shares Redeemed	(2,854,411)	(27,213,748)	(2,673,019)	(24,801,905)
Net Increase (Decrease)	(1,309,965)	(12,432,086)	(1,548,917)	(14,511,867)
Total Net Increase (Decrease)	(4,380,168)	$(41,847,352)	(3,808,182)	$(36,475,481)
Ultrashort Bond HLS Fund
Class IA
Shares Sold	2,690,600	$28,037,421	2,730,430	$27,707,145
Shares Issued for Reinvested Dividends	1,970,533	20,217,668	646,911	6,533,801
Shares Redeemed	(7,629,858)	(79,749,705)	(9,506,009)	(96,390,807)
Net Increase (Decrease)	(2,968,725)	(31,494,616)	(6,128,668)	(62,149,861)
Class IB
Shares Sold	706,062	$7,362,395	738,435	$7,486,454
Shares Issued for Reinvested Dividends	278,150	2,853,816	77,828	786,067
Shares Redeemed	(1,646,000)	(17,179,363)	(1,895,524)	(19,186,563)
Net Increase (Decrease)	(661,788)	(6,963,152)	(1,079,261)	(10,914,042)
Total Net Increase (Decrease)	(3,630,513)	$(38,457,768)	(7,207,929)	$(73,063,903)
11.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From January 1, 2024 through February 29, 2024, the Funds  (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended December 31, 2024, none of the Funds had borrowings under these facilities.
12.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

96

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2024

13.
Segment Reporting:
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The President and Chief Executive Officer of the Company acts as the Funds' CODM. Each Fund operates through a single operating and reporting segment pursuant to its investment objective and principal investment strategy. A Fund's prospectus describes the Fund's fees, investment objective, principal investment strategy and principal risks, among other items. Each Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within such Fund's financial statements. The accompanying financial statements detail each Fund’s segment assets, liabilities, revenues, and expenses.
14.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

97

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Hartford Series Fund, Inc. and Shareholders of Hartford Balanced HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Ultrashort Bond HLS Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hartford Balanced HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Ultrashort Bond HLS Fund (constituting Hartford Series Fund, Inc., hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2025
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

98

Hartford HLS Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

99

Hartford HLS Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

100

Hartford HLS Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

101

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Series Fund, Inc.
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Healthcare HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund
Hartford Small Cap Growth HLS Fund
Hartford Small Company HLS Fund
Hartford Stock HLS Fund
Hartford Total Return Bond HLS Fund
Hartford Ultrashort Bond HLS Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on September 11-12, 2024, the Board of Directors (the “Board”) of Hartford Series Fund, Inc. (“HLS”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement (the “Management Agreement”) by and between HLS, on behalf of each of its series listed above, and Hartford Funds Management Company, LLC (“HFMC”); and (ii) the continuation of an investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”), with respect to each Fund.
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund-by-Fund performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Directors presented HFMC and

102

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to, or assumed by, the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Funds, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of investing in a fund that is part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-adviser.

103

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board also noted that the Hartford Capital Appreciation HLS Fund utilizes a multiple sleeve structure whereby each sleeve uses a different investment style and considered the performance attributions of the underlying portfolio managers. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained

104

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board also received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-adviser about any differences between the Sub-adviser’s services to the Funds and the services the Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for the Hartford Healthcare HLS Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Healthcare HLS Fund. The Board considered that the Funds are closed to certain investors.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

105

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Funds’ transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Funds, and the Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds. The Board considered that HFD has entered into an agreement with the Sub-adviser and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by the Sub-adviser.
The Board considered the benefits, if any, to the Sub-adviser from any use of a Fund’s brokerage commissions to obtain soft dollar research.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class IA shares (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class IA shares (net of all fees and expenses) as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class IA shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Balanced HLS Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 4th quintile of its expense group and its total expenses were in the 3rd quintile. The Board noted that HFMC had voluntarily agreed to waive a portion of its management fee for the Fund.
Hartford Capital Appreciation HLS Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1- and 5-year periods and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses were in the 3rd quintile of its expense group.
Hartford Disciplined Equity HLS Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, the 4th quintile for the 3-year period, and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile.

106

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Dividend and Growth HLS Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1- and 5-year periods and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee and its total expenses were in the 3rd quintile.
Hartford Healthcare HLS Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1- and 5-year periods and the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 4th quintile and total expenses were in the 3rd quintile.
Hartford International Opportunities HLS Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods and in line with its benchmark for the 5-year period. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
Hartford MidCap HLS Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile.
Hartford Small Cap Growth HLS Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, the 3rd quintile for the 3-year period, and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, in line with its benchmark for the 3-year period, and below its benchmark for the 5-year period. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
Hartford Small Company HLS Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period, the 4th quintile for the 3-year period, and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and below its benchmark for the 3-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile.

107

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Stock HLS Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 5-year periods and the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
Hartford Total Return Bond HLS Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee, and its total expenses were in the 3rd quintile of its expense group.
Hartford Ultrashort Bond HLS Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, the 3rd quintile for the 3-year period, and the 1st quintile for the 5-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

108

Hartford HLS Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited)

Bloomberg US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) measures the non-securitized component of the US Aggregate Index. It includes investment grade, US
dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

Bloomberg Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged US Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including)
12 months. It excludes zero coupon strips.

Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding
Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those
Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market
capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the
Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED

109

Hartford HLS Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited) – (continued)

BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

110

Series of Hartford Series Fund, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.
This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
HLSAR24 02/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: February 24, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 24, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Date: February 24, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)